UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO ETF Trust

Your Global Investment Authority

PIMCO ETF Trust

Semiannual Report

December 31, 2012

Index Exchange-Traded Funds

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

PIMCO Australia Bond Index Exchange-Traded Fund

PIMCO Canada Bond Index Exchange-Traded Fund

PIMCO Germany Bond Index Exchange-Traded Fund

Actively Managed Exchange-Traded Funds

PIMCO Build America Bond Exchange-Traded Fund

PIMCO Enhanced Short Maturity Exchange-Traded Fund

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

PIMCO Short Term Municipal Bond Exchange-Traded Fund

PIMCO Total Return Exchange-Traded Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		3
Expense Examples		24
Financial Highlights		26
Statements of Assets and Liabilities		30
Statements of Operations		33
Statements of Changes in Net Assets		36
Statement of Cash Flows		41
Notes to Financial Statements		95
Glossary		110
Approval of Renewal of the Investment Management Agreement		111

FUND	Fund Summary	Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	5	42
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	6	43
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	7	44
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	8	45
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	9	46
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	10	47
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	11	48
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	12	49
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13	50
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	14	55
PIMCO Australia Bond Index Exchange-Traded Fund	15	60
PIMCO Canada Bond Index Exchange-Traded Fund	16	62
PIMCO Germany Bond Index Exchange-Traded Fund	17	63
PIMCO Build America Bond Exchange-Traded Fund	18	65
PIMCO Enhanced Short Maturity Exchange-Traded Fund	19	67
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	20	73
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	21	78
PIMCO Short Term Municipal Bond Exchange-Traded Fund	22	83
PIMCO Total Return Exchange-Traded Fund	23	86

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Chairman’s Letter

Dear Shareholder:

Please find enclosed the Semiannual Report for the PIMCO ETF Trust covering the six-month reporting period ended December 31, 2012. On the following pages, you’ll find specific details on investment performance and a discussion of the factors that most affected performance.

Highlights of the financial markets during our six-month reporting period include:

■

The major Western central banks resorted to an unprecedented commitment to support asset prices and drive down interest rates through various monetary policy measures. As a result, low yields in “safe assets[1]” (such as U.S. Treasuries and German Bunds) encouraged investors to move further out the risk spectrum. Signs of improving investor sentiment, positive U.S. housing starts, and resolution of the U.S. Presidential election also contributed to increased investor risk appetite. In general, U.S. interest rates declined to their lowest level in July 2012, but rose thereafter to end the period higher. The benchmark ten-year U.S. Treasury note yielded 1.76% at the end of the reporting period, as compared to 1.64% on June 30, 2012.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) posted gains during the period, whereby lower real yields, which declined across the maturity spectrum on the back of continued policy action by the Federal Reserve (“Fed”), drove the majority of U.S. TIPS returns. Breakeven inflation levels (or the difference between nominal and real yields) widened as the market priced in higher longer-term inflation expectations given the Fed’s continued dovish monetary policies and U.S. TIPS outperformed nominal U.S. Treasuries. Global inflation-linked bonds (“ILBs”) also rallied during the period. European ILBs were supported by the European Central Bank’s (“ECB”) dovish Outright Monetary Transactions announcement, while uncertainty about changes to the Retail Price Index (“RPI”) calculation methodology weighed on the U.K. ILB market.

■

Municipal bonds, including both tax-exempt and taxable Build America Bonds (“BABs”), posted positive absolute returns over the period, as demand continued to outpace new issue supply. Select lower quality municipal sectors outperformed high-grade sectors as investors reached for yield by pushing out the yield curve and down the credit spectrum.

■

Investment grade and high yield corporate bonds outperformed like-duration U.S. Treasuries during the period as investor demand for risk assets remained elevated given persistently low U.S. Treasury yields. Corporate bonds generally benefited from positive technical factors and reduced risk of disorderly deleveraging. On a relative basis, the financials corporate sector outperformed the broader corporate market due to improving fundamentals and signs of improvement in the U.S. housing market.

PIMCO ETFs are designed to provide well-engineered solutions to meet a broad range of investor needs, offering access to PIMCO’s unique investment process and world-class portfolio management expertise in the ETF vehicle, which features portfolio transparency and intra-day pricing in a conveniently traded format. PIMCO ETFs include a range of actively-managed and Smart Passive index strategies, providing investors access to a variety of sectors, geographical regions and investment objectives.

If you have any questions regarding your PIMCO ETF Trust investment, please contact your financial advisor, or call one of our shareholder associates at 888.400.4ETF (888.400.4383). We also invite you to visit our website at www.pimcoetfs.com to learn more about PIMCO ETFs.

Thank you again for the trust you have placed in PIMCO. We are privileged to serve you through our ETF offerings.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO ETF Trust January 24, 2013

1 All investments contain risk and may lose value

2	PIMCO ETF TRUST

Important Information About the Funds

The PIMCO 0-5 Year High Yield Corporate Bond Index Fund, PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Australia Bond Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Broad U.S. Treasury Index Fund, PIMCO Canada Bond Index Fund, PIMCO Germany Bond Index Fund and PIMCO Investment Grade Corporate Bond Index Fund are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective and as a result may not hold all of the securities that are included in the underlying index. The PIMCO Build America Bond Strategy Fund, PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Global Advantage® Inflation-Linked Bond Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund, PIMCO Short Term Municipal Bond Strategy Fund and PIMCO Total Return Exchange-Traded Fund unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, the “Funds”). Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV. Effective December 19, 2012, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund each reduced its Creation Unit size from 100,000 to 50,000 shares. PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund reduced its Creation Unit size from 80,000 to 50,000 shares. Effective January 18, 2013, PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO Short Term Municipal Bond Exchange-Traded Fund, PIMCO Build America Bond Exchange-Traded Fund, and PIMCO Intermediate Municipal Bond Exchange-Traded Fund each reduced its Creation Unit size from 100,000 to 50,000 shares. PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund, and PIMCO Broad U.S. Treasury Index Exchange-Traded Fund each reduced its Creation Unit size from 80,000 to 50,000 shares.

The Funds invest in particular segments of the securities markets, which are not representative of the broader securities markets. While we believe that bond funds have an important role to play in a well-diversified investment portfolio, an investment in a Fund alone should not constitute an entire investment program. It is important to note that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Funds are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Funds. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: market trading risk, limited issuance risk, interest rate risk, credit risk, high yield risk, market risk, liquidity risk, equity-risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, currency risk, short sale risk, convertible securities risk, derivatives risk, issuer non-diversification risk, leveraging risk, management and tracking error risk, indexing risk, issuer risk, emerging markets risk, management risk, municipal project-specific risk, Australian securities risk, Canadian securities risk and German securities risk. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. The Index Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Fund could not close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Index Fund. For example, a small investment in a derivative instrument may have a significant impact on an Index Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Index Fund may engage in such transactions regardless of whether the Index Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Index Fund may invest a significant portion of its assets in these types of instruments. If it does, the Index Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

SEMIANNUAL REPORT	DECEMBER 31, 2012	3

Important Information About the Funds (Cont.)

On each individual Fund Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the redemption of Fund shares. Each Fund’s performance is measured against the performance of a broad-based securities market index (benchmark index).

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The Index Funds may make available a complete schedule of portfolio holdings and the percentages they represent of the Index Fund’s net assets. On each business day, before commencement of trading on NYSE Arca, each Active Fund will disclose on www.pimcoetfs.com the identities and quantities of the Active Fund’s portfolio holdings that will form the basis for the Active Fund’s calculation of NAV at the end of the business day. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO ETF Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4383, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO ETF Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at (888) 400-4383 and on the Funds’ website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO ETF TRUST

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol	TUZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.2%
Short-Term Instruments	0.8%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (06/01/2009)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	0.27%	0.33%	1.33%
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	0.25%	0.23%	1.31%
The BofA Merrill Lynch 1-3 Year U.S. Treasury IndexSM±	0.32%	0.43%	1.42%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 1-3 Year US Treasury IndexSM is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-3 Year US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the one- to three-year segment of the U.S. Treasury yield curve were down over the course of the reporting period. This resulted in overall positive performance for both the Fund and the Underlying Index over the reporting period

SEMIANNUAL REPORT	DECEMBER 31, 2012	5

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol	FIVZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.6%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (10/30/2009)
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	0.73%	2.14%	4.96%
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	0.64%	2.06%	4.93%
The BofA Merrill Lynch 3-7 Year U.S. Treasury IndexSM±	0.86%	2.20%	5.05%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 3-7 Year U.S. Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 3-7 Year US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the three- to seven-year segment of the U.S. Treasury yield curve were mixed over the course of the reporting period, in which yields at the three-year point were down but were up further out the yield curve. Coupon returns outpaced the negative price move due to yields, resulting in positive performance for both the Fund and the Underlying Index over the reporting period.

6	PIMCO ETF TRUST

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol	TENZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	100.0%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (09/10/2009)
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	0.53%	3.80%	7.90%
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	0.38%	3.71%	7.84%
The BofA Merrill Lynch 7-15 Year U.S. Treasury IndexSM±	0.84%	4.14%	8.09%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 7-15 Year U.S. Treasury IndexSM is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 7 years and less than 15 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 7-15 Year US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the seven- to fifteen-year segment of the U.S. Treasury yield curve were up over the course of the reporting period. Coupon returns outpaced the price move resulting in positive performance for both the Fund and the Underlying Index over the reporting period.

SEMIANNUAL REPORT	DECEMBER 31, 2012	7

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol	ZROZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.7%
Short-Term Instruments	0.3%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (10/30/2009)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	-4.05%	1.81%	16.15%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	-3.95%	1.33%	16.03%
The BofA Merrill Lynch Long U.S. Treasury Principal STRIPS IndexSM±	-3.00%	2.45%	16.28%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Long U.S. Treasury Principal STRIPS IndexSM is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Long US Treasury Principal STRIPS IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields in the 25+ year segment of the U.S. Treasury STRIPS yield curve were up over the reporting period. The rise in yields drove negative performance for the Fund and the Underlying Index over the course of the reporting period.

8	PIMCO ETF TRUST

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol	TRSY

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.4%
Short-Term Instruments	0.6%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (10/29/2010)
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	0.07%	2.17%	5.21%
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	-0.23%	1.98%	5.15%
The BofA Merrill Lynch Liquid US Treasury IndexSM±	0.33%	2.38%	5.42%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Liquid US Treasury IndexSM is an unmanaged index that tracks the performance of the three most recently issued 2-year, 3- year, 5-year, 7-year, 10-year and 30-year U.S. Treasury notes and bonds. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.15%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Broad U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Liquid US Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not component securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Yields at the three-year point and below on the U.S. Treasury yield curve were down over the course of the reporting period, and up above the three-year point. Coupon returns were greater than the negative price move resulting in positive performance for both the Fund and the Underlying Index over the reporting period.

SEMIANNUAL REPORT	DECEMBER 31, 2012	9

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Ticker Symbol	STPZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.8%
Short-Term Instruments	0.2%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (08/20/2009)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Based on Net Asset Value)	1.40%	2.39%	4.15%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (At Market Price)(1)	1.50%	2.37%	4.16%
The BofA Merrill Lynch 1-5 Year U.S. Inflation-Linked Treasury IndexSM±	1.61%	2.67%	4.40%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 1 year and less than 5 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, were down across the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve. This, together with coupon returns, drove positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

10	PIMCO ETF TRUST

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Ticker Symbol	LTPZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.8%
Short-Term Instruments	0.2%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (09/03/2009)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Based on Net Asset Value)	4.16%	11.81%	14.59%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (At Market Price)(1)	3.94%	11.67%	14.50%
The BofA Merrill Lynch 15+ Year U.S. Inflation-Linked Treasury IndexSM±	4.62%	12.26%	14.86%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 15+ Year U.S. Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 15 years. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, were down across the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve. This, together with coupon returns, drove positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

SEMIANNUAL REPORT	DECEMBER 31, 2012	11

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Ticker Symbol	TIPZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	99.3%
Short-Term Instruments	0.7%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (09/03/2009)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Based on Net Asset Value)	2.69%	6.90%	9.08%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (At Market Price)(1)	2.55%	6.56%	9.02%
The BofA Merrill Lynch U.S. Inflation-Linked Treasury IndexSM±	3.03%	7.33%	9.34%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch U.S. Inflation-Linked Treasury IndexSM is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities). It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Broad U.S. TIPS Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Inflation-Linked Treasury IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Real yields, or the rates of return in excess of expected future inflation, were down across the U.S. Treasury Inflation-Protected Securities (“TIPS”) yield curve. This, together with coupon returns, drove positive performance for both the Fund and the Underlying Index. A net positive inflation accrual, or change in the Consumer Price Index (“CPI”), applied to the principal of underlying securities over the reporting period also contributed positively to returns.

12	PIMCO ETF TRUST

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Ticker Symbol	HYS

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	85.0%
Short-Term Instruments	14.0%
U.S. Treasury Obligations	1.0%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (06/16/2011)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Based on Net Asset Value)	6.13%	12.22%	7.70%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (At Market Price)(1)	6.27%	11.35%	8.05%
The BofA Merrill Lynch 0-5 Year US High Yield Constrained IndexSM±	6.79%	13.61%	8.35%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch 0-5 Year US High Yield Constrained IndexSM tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt issued in the U.S. domestic market with less than five years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million, issued publicly. Allocations to an individual issuer will not exceed 2%. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.55%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch 0-5 Year US High Yield Constrained IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Over the reporting period, yields in the short term segment of the U.S. high yield market declined. Coupon returns added to the positive price performance of underlying securities, resulting in positive performance for the Fund and the Underlying Index.

SEMIANNUAL REPORT	DECEMBER 31, 2012	13

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Ticker Symbol	CORP

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Industrials	49.9%
Banking & Finance	33.9%
Utilities	12.5%
Short-Term Instruments	3.7%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (09/20/2010)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Based on Net Asset Value)	4.80%	10.16%	7.21%
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (At Market Price)(1)	4.59%	10.38%	7.17%
The BofA Merrill Lynch US Corporate IndexSM±	5.24%	10.37%	7.56%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch US Corporate IndexSM is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.20%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch US Corporate IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Fund may invest the remainder of its assets in fixed-income instruments that are not component securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

A decrease in yields in investment grade corporate securities, tightening option-adjusted spreads, and coupon returns drove positive performance for both the Fund and the Underlying Index over the reporting period.

14	PIMCO ETF TRUST

PIMCO Australia Bond Index Exchange-Traded Fund

Ticker Symbol	AUD

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Australia	63.0%
Supranational	17.1%
Germany	8.5%
Norway	3.9%
Other	7.5%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (10/31/2011)
PIMCO Australia Bond Index Exchange-Traded Fund (Based on Net Asset Value)	4.20%	9.82%	7.27%
PIMCO Australia Bond Index Exchange-Traded Fund (At Market Price)(1)	4.92%	9.01%	7.19%
The BofA Merrill Lynch Diversified Australia Bond IndexSM±	4.28%	10.43%	7.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Diversified Australia Bond IndexSM tracks the performance of large, Australian dollar (“AUD”)-denominated investment grade debt instruments publicly issued in the Australian domestic market, including sovereign, quasi government, corporate, securitized and collateralized securities. All qualifying securities must have at least one year remaining term to final maturity and a fixed coupon schedule. Qualifying Australian sovereign securities must have a minimum amount outstanding of AUD 1 billion. Qualifying non-sovereign securities must have a minimum amount outstanding of AUD 500 million and must be rated investment grade. Index constituents are capitalization-weighted adjusted, as necessary, to meet issuer concentration limits. The Underlying Index is rebalanced on the last calendar day of the month. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.45%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Australia Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Australia Bond IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Underlying Index tracks the performance of large, Australian dollar-denominated investment grade debt instruments publicly issued in the Australian domestic market, including sovereign, quasi-government, corporate securitized and collateralized securities. Qualifying constituents must have an investment-grade rating (based on an average of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)), an investment grade country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings), at least one year remaining term to final maturity and a fixed coupon schedule. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Australian government yields rose over the reporting period, but a strengthening Australian dollar and spread compression in portions of the Australian bond market resulted in positive performance for both the Fund and the Underlying Index.

SEMIANNUAL REPORT	DECEMBER 31, 2012	15

PIMCO Canada Bond Index Exchange-Traded Fund

Ticker Symbol	CAD

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Canada	100.0%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (11/09/2011)
PIMCO Canada Bond Index Exchange-Traded Fund (Based on Net Asset Value)	3.70%	5.54%	7.00%
PIMCO Canada Bond Index Exchange-Traded Fund (At Market Price)(1)	4.12%	5.36%	7.38%
The BofA Merrill Lynch Diversified Canada Government Bond IndexSM±	3.85%	5.48%	6.57%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Diversified Canada Government Bond IndexSM tracks the performance of large, Canadian dollar (“CAD”)-denominated investment grade debt instruments publicly issued in the Canadian domestic market including Canadian sovereign and quasi-government securities. All Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of CAD 1 billion for Canadian sovereign securities and a minimum amount outstanding of CAD 200 million for Canadian quasi-government-securities. Index constituents are capitalization-weighted adjusted, as necessary, to meet issuer concentration limits. The Underlying Index is rebalanced on the last calendar day of the month. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.45%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

»

The PIMCO Canada Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Canada Bond IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Underlying Index tracks the performance of large, Canadian dollar-denominated investment grade debt instruments publicly issued in the Canadian domestic market, including Canadian sovereign and quasi-government securities. Qualifying constituents must have an investment-grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”)), an investment grade country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings), at least one year remaining term to final maturity and a fixed coupon schedule. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

»

Canadian government yields rose across the yield curve, but a strengthening Canadian dollar and spread compression in a portion of the Canadian bond market resulted in positive performance for both the Fund and the Underlying Index.

16	PIMCO ETF TRUST

PIMCO Germany Bond Index Exchange-Traded Fund

Ticker Symbol	BUND

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Germany	82.9%
Netherlands	17.1%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (11/09/2011)
PIMCO Germany Bond Index Exchange-Traded Fund (Based on Net Asset Value)	7.28%	8.39%	3.27%
PIMCO Germany Bond Index Exchange-Traded Fund (At Market Price)(1)	6.72%	7.56%	3.11%
The BofA Merrill Lynch Diversified Germany Bond IndexSM±	7.38%	8.40%	3.38%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The BofA Merrill Lynch Diversified Germany Bond IndexSM tracks the performance of large, Euro (“EUR”)-denominated investment grade debt instruments of German issuers publicly issued in the eurobond or Euro member domestic markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. All Qualifying securities must be an obligation of a German entity with at least one year remaining term to final maturity and a fixed coupon schedule. Qualifying German sovereign securities must have a minimum amount outstanding of EUR 1 billion. Qualifying non-sovereign securities must have a minimum amount outstanding of EUR 500 million and must be rated investment grade. Index constituents are capitalization-weighted adjusted, as necessary, to meet issuer concentration limits. The Underlying Index is rebalanced on the last calendar day of the month. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.45%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Germany Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of The BofA Merrill Lynch Diversified Germany Bond IndexSM (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Underlying Index. The Underlying Index tracks the performance of large, euro-denominated investment grade debt instruments of German issuers publicly issued in the eurobond or Euromember domestic markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. Qualifying constituents must be an obligation of a German entity with an investment-grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch, Inc. (“Fitch”), at least one year remaining term to final maturity and a fixed coupon schedule. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index.

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German government bond yields were down across the yield curve over the reporting period except at the six-month point, while the euro strengthened versus the U.S. dollar, resulting in positive performance for both the Fund and the Underlying Index.

SEMIANNUAL REPORT	DECEMBER 31, 2012	17

PIMCO Build America Bond Exchange-Traded Fund

Ticker Symbol	BABZ

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

California	38.5%
New York	19.4%
Ohio	9.4%
New Jersey	8.8%
Short-Term Instruments	7.6%
Other	16.3%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (09/20/2010)
PIMCO Build America Bond Exchange-Traded Fund (Based on Net Asset Value)	3.42%	10.88%	12.26%
PIMCO Build America Bond Exchange-Traded Fund (At Market Price)(1)	3.03%	10.87%	12.13%
Barclays Build America Bond Index±	5.47%	13.46%	14.61%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays Build America Bond Index is a subset of the Barclays Taxable Municipal Bond Index. The sub-Index consists of all direct pay Build America Bonds that satisfy the rules of the Barclays Taxable Municipal Bond Index. The Barclays Taxable Municipal Bond Index represents securities that are SEC-registered, taxable, dollar denominated, and have at least one year to final maturity, at least $250 million par amount outstanding and are determined to be investment-grade by Barclays. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.45%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Build America Bond Exchange-Traded Fund seeks maximum income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in taxable municipal debt securities publicly issued under the Build America Bond program.

»	As of December 31, 2012, the Fund’s 30 Day SEC yield(1) after fees was 4.12% while the estimated yield to maturity(2) was 4.21%.

»	An overweight to duration (or sensitivity to changes in market interest rates) contributed to performance as yields declined across the taxable municipal bond yield curve.

»	An overweight to revenue bonds contributed to returns as revenue bonds outperformed the general municipal bond market over the reporting period.

»	An overweight exposure to the transportation and healthcare sectors contributed to returns as these segments outperformed the general municipal bond market over the reporting period.

»	An overweight to the electric utility sector detracted from returns as the segment underperformed the general municipal bond market over the reporting period.

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Build America Bonds (“BABs”) underperformed the Barclays Long U.S. Credit Index over the reporting period. In addition, the BABs program expired on December 31, 2010 and new issuance of BABs ceased on that date.

(1) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(2) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

18	PIMCO ETF TRUST

PIMCO Enhanced Short Maturity Exchange-Traded Fund

Ticker Symbol	MINT

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	58.8%
Short-Term Instruments	14.1%
Asset-Backed Securities	8.2%
Mortgage-Backed Securities	5.4%
Sovereign Issues	5.3%
U.S. Government Agencies	5.1%
Other	3.1%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (11/16/2009)
PIMCO Enhanced Short Maturity Exchange-Traded Fund (Based on Net Asset Value)	0.90%	2.48%	1.48%
PIMCO Enhanced Short Maturity Exchange-Traded Fund (At Market Price)(1)	0.93%	2.42%	1.48%
Citigroup 3-Month Treasury Bill Index±	0.05%	0.07%	0.09%	**

All Fund returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 11/30/2009.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Enhanced Short Maturity Exchange-Traded Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards. Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

»	As of December 31, 2012, the Fund’s 30 Day SEC yield(1) was 0.69% while the estimated yield to maturity(2) was 0.78%.

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An above-benchmark duration (or sensitivity to changes in market interest rates), with emphasis on the one- to five-year portion of the yield curve, benefited performance as U.S. Treasury yields in this range fell during the reporting period.

»	The Fund’s exposure to mortgages benefited performance as the sector outperformed like-duration U.S. Treasuries and provided a strong source of incremental income.

»	An allocation to investment grade corporates added to returns as the sector outperformed like-duration U.S. Treasuries over the reporting period.

»	Exposure to emerging markets external debt benefited performance as the sector outperformed like-duration U.S. Treasuries and provided incremental income throughout the reporting period.

(1) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(2) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

SEMIANNUAL REPORT	DECEMBER 31, 2012	19

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

Ticker Symbol	ILB

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

United States	21.4%
Brazil	15.5%
Mexico	11.7%
United Kingdom	10.7%
Italy	10.0%
Germany	7.9%
Short-Term Instruments	3.7%
Other	19.1%
‡	% of Total Investments as of 12/31/12

Cumulative Total Return for the period ended December 31, 2012
	6 Months	Fund Inception (04/30/2012)
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (Based on Net Asset Value)	7.63%	8.23%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (At Market Price)(1)	8.76%	9.97%
Barclays Universal Government Inflation-Linked Bond Index±	7.00%	5.39%
PIMCO Global Advantage Inflation-Linked Bond Index® (USD Unhedged)±±	7.30%	5.95%

All Fund returns are net of fees and expenses.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The Barclays Universal Government Inflation-Linked Bond Index combines the World, Euro and EM government indices to measure the performance of the major developed and emerging government inflation-linked bond markets. The index includes inflation-linked government bonds from 19 countries; in order of size, the US, UK, France, Brazil, Italy, Japan, Canada, Sweden, Germany, Argentina, Mexico, Greece, South Africa, Australia, Turkey, Colombia, Chile, Poland and South Korea. The index is market capitalization weighted and rebalances monthly. It is not possible to invest directly in an unmanaged index

±± PIMCO Global Advantage Inflation-Linked Bond Index® (USD Unhedged). The PIMCO GLADI ILB represents the global bond market for inflation-linked government debt encompassing both developed and emerging markets. The index adheres to the principals of the PIMCO Global Advantage Indices when applicable to the global inflation-linked bond market.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.61%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Global Advantage Inflation-Linked Bond Exchange-Traded Fund seeks total return which exceeds that of its benchmark indexes, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in inflation-linked bonds that are economically tied to at least three developed and emerging market countries (one of which may be the United States). Inflation-linked bonds are fixed income securities that are structured to provide protection against inflation.

»	As of December 31, 2012, the Fund’s 30 Day SEC yield(1) was 2.54% while the estimated yield to maturity(2) was 4.00%.

»	Exposure to U.S. real duration (or sensitivity to changes in real interest rates) added to performance as real yields declined over the reporting period.

»	Exposure to Canadian real duration added to performance as real yields declined over the reporting period.

»	Exposure to Brazilian real duration added to performance as real yields declined over the reporting period.

»	An underweight to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS yields declined over the reporting period.

»	An underweight to euro-area inflation-linked bonds during the second quarter of the reporting period detracted from performance as these bonds experienced positive returns during that period.

»	An underweight to Japanese inflation-linked bonds during the fourth quarter of the reporting period detracted from returns as real yields in Japan declined during that period.

(1) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(2) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

20	PIMCO ETF TRUST

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

Ticker Symbol	MUNI

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

Texas	16.9%
New York	13.7%
California	11.2%
Ohio	8.7%
Florida	6.5%
Other	43.0%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (11/30/2009)
PIMCO Intermediate Municipal Bond Exchange-Traded Fund (Based on Net Asset Value)	2.34%	4.77%	5.17%
PIMCO Intermediate Municipal Bond Exchange-Traded Fund (At Market Price)(1)	2.43%	4.75%	5.20%
Barclays 1-15 Year Municipal Bond Index±	2.26%	4.74%	5.30%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Intermediate Municipal Bond Exchange-Traded Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest 25% or more of its total assets in municipal bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds.

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The Fund’s 30 Day SEC Yield(1) after fees for December 31, 2012 was 1.48%. The yield was 2.28% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 1.64% assuming a federal tax rate of 10.0%. Your tax-adjusted yield may differ depending on your tax bracket.

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Duration (or sensitivity to changes in market interest rates) was managed above the Fund’s benchmark index throughout the reporting period, which contributed to performance as municipal bond yields moved lower across most maturities during the reporting period.

»	An overweight to revenue bonds benefited performance as revenue bonds outperformed the general municipal bond market over the reporting period.

»	An overweight to the healthcare sector contributed to performance as the sector outperformed the general municipal bond market over the reporting period.

»	An underweight to select pre-refunded securities detracted from performance as they outperformed the general municipal bond market over the reporting period.

(1) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

SEMIANNUAL REPORT	DECEMBER 31, 2012	21

PIMCO Short Term Municipal Bond Exchange-Traded Fund

Ticker Symbol	SMMU

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

New York	17.5%
California	11.0%
Texas	8.7%
Florida	6.2%
Illinois	6.1%
Pennsylvania	6.0%
Minnesota	5.0%
Other	39.5%
‡	% of Total Investments as of 12/31/12

Average Annual Total Return for the period ended December 31, 2012
	6 Months*	1 Year	Fund Inception (02/01/2010)
PIMCO Short Term Municipal Bond Exchange-Traded Fund (Based on Net Asset Value)	0.22%	0.94%	1.36%
PIMCO Short Term Municipal Bond Exchange-Traded Fund (At Market Price)(1)	0.16%	0.81%	1.33%
Barclays 1-3 Year Municipal Bond Index±	0.48%	1.46%	1.89%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays 1-3 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to four years. It is an unmanaged index representative of the tax exempt bond market. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.35%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Short Term Municipal Bond Exchange-Traded Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its total assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund does not intend to invest in securities whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest 25% or more of its total assets in municipal bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds.

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The Fund’s 30 Day SEC Yield(1) after fees for December 31, 2012 was 0.46%. The yield was 0.71% on a fully tax adjusted basis assuming a federal tax rate of 35.0%, or 0.51% assuming a federal tax rate of 10.0%. Your tax-adjusted yield may differ depending on your tax bracket.

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An underweight to duration (or sensitivity to changes in market interest rates) throughout most of the reporting period detracted from returns as yields moved lower across most maturities of the municipal bond yield curve.

»	An overweight to healthcare securities benefited performance as the segment outperformed the general municipal bond market over the reporting period.

»	An overweight to the industrial revenue sector benefited performance as the sector outperformed the general municipal bond market over the reporting period.

»	An overweight to the special tax sector detracted from performance as the sector underperformed the general municipal bond market over the reporting period.

»	An underweight to select pre-refunded securities detracted from performance as they outperformed the general municipal bond market over the reporting period.

(1) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

22	PIMCO ETF TRUST

PIMCO Total Return Exchange-Traded Fund

Ticker Symbol	BOND

Cumulative Returns Through December 31, 2012

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	24.8%
Corporate Bonds & Notes	17.4%
U.S. Treasury Obligations	14.1%
Mortgage-Backed Securities	11.9%
Short-Term Instruments	11.6%
Municipal Bonds & Notes	8.7%
Asset-Backed Securities	5.4%
Sovereign Issues	5.0%
Other	1.1%
‡	% of Total Investments as of 12/31/12

Cumulative Total Return for the period ended December 31, 2012
	6 Months	Fund Inception (02/29/2012)
PIMCO Total Return Exchange-Traded Fund (Based on Net Asset Value)	5.16%	11.75%
PIMCO Total Return Exchange-Traded Fund (At Market Price)(1)	5.23%	11.78%
Barclays U.S. Aggregate Index±	1.80%	3.33%

All Fund returns are net of fees and expenses.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus, as supplemented to date, is 0.55%. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimcoetfs.com.

Portfolio Insights

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The PIMCO Total Return Exchange-Traded Fund seeks to provide maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. Fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	As of December 31, 2012, the Fund’s 30 Day SEC yield(1) was 2.04% while the estimated yield to maturity(2) was 3.44%.

»	An underweight to longer maturities added to returns as the two- to thirty-year portion of the yield curve steepened amid a rise in thirty-year yields.

»	An overweight to Agency mortgage-backed securities added to returns as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	An underweight to investment grade corporate securities detracted from performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»

Within the investment grade corporate sector, a focus on bonds of financial companies added to returns as financials outperformed the overall investment grade corporate market during the reporting period.

»	An allocation to high yield corporate bonds added to performance as the sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Duration exposure (or sensitivity to changes in market interest rates) to short dated Italian debt added to performance as Italian interest rates declined over the reporting period.

(1) The 30 Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission (“SEC”) that allows for fairer comparisons among bond funds. It is based on the most recent 30-day period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the Fund’s expenses.

(2) The Yield to Maturity (“YTM”) is the rate of return anticipated on a bond if it is held until the maturity date. The calculation of YTM takes into account the current market price, par value, coupon interest rate and time to maturity. PIMCO calculates a Fund’s estimated YTM by averaging the YTM of each security held in the Fund on a market weighted basis by selecting each security’s YTM from PIMCO’s analytics database or from Bloomberg. A Fund’s estimated YTM may differ from its distribution yield or SEC yield due to a number of factors, including unsettled trades and Fund expenses.

SEMIANNUAL REPORT	DECEMBER 31, 2012	23

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from July 1, 2012 to December 31, 2012 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period*	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$1,000.00	$1,002.70	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	1,000.00	1,007.30	0.76	1,000.00	1,024.45	0.77	0.15
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	1,000.00	1,005.30	0.76	1,000.00	1,024.45	0.77	0.15
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	1,000.00	959.50	0.74	1,000.00	1,024.45	0.77	0.15
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	1,000.00	1,000.70	0.76	1,000.00	1,024.45	0.77	0.15
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,000.00	1,014.00	1.02	1,000.00	1,024.20	1.02	0.20
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	1,000.00	1,041.60	1.03	1,000.00	1,024.20	1.02	0.20
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	1,000.00	1,026.90	1.02	1,000.00	1,024.20	1.02	0.20
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,000.00	1,061.30	2.86	1,000.00	1,022.43	2.80	0.55
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,000.00	1,048.00	1.03	1,000.00	1,024.20	1.02	0.20
PIMCO Australia Bond Index Exchange-Traded Fund	1,000.00	1,042.00	2.32	1,000.00	1,022.94	2.29	0.45
PIMCO Canada Bond Index Exchange-Traded Fund	1,000.00	1,037.00	2.31	1,000.00	1,022.94	2.29	0.45
PIMCO Germany Bond Index Exchange-Traded Fund	1,000.00	1,072.80	2.35	1,000.00	1,022.94	2.29	0.45
PIMCO Build America Bond Exchange-Traded Fund	1,000.00	1,034.20	2.31	1,000.00	1,022.94	2.29	0.45
PIMCO Enhanced Short Maturity Exchange-Traded Fund	1,000.00	1,009.00	1.77	1,000.00	1,023.44	1.79	0.35

24	PIMCO ETF TRUST

(Unaudited)

	Actual Performance			Hypothetical Performance (5% return before expenses)
	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period*	Beginning Account Value (07/01/12)	Ending Account Value (12/31/12)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	$1,000.00	$1,076.30	$3.45	$1,000.00	$1,021.88	$3.36	0.66%
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	1,000.00	1,023.40	1.79	1,000.00	1,023.44	1.79	0.35
PIMCO Short Term Municipal Bond Exchange-Traded Fund	1,000.00	1,002.20	1.77	1,000.00	1,023.44	1.79	0.35
PIMCO Total Return Exchange-Traded Fund	1,000.00	1,051.60	2.84	1,000.00	1,022.43	2.80	0.55

* Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

SEMIANNUAL REPORT	DECEMBER 31, 2012	25

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$50.98	$0.10	$0.03	$0.13	$(0.08)	$(0.14)
06/30/2012	51.00	0.29	0.08	0.37	(0.29)	(0.10)
06/30/2011	50.76	0.40	0.24	0.64	(0.40)	0.00
06/30/2010	49.94	0.43	0.84	1.27	(0.43)	(0.02)
06/01/2009 - 06/30/2009	50.00	0.03	(0.06)	(0.03)	(0.03)	0.00

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$81.94	$0.62	$(0.02)	$0.60	$(0.55)	$(0.62)
06/30/2012	78.36	1.29	3.91	5.20	(1.28)	(0.34)
06/30/2011	77.91	1.44	1.24	2.68	(1.49)	(0.74)
10/30/2009 - 06/30/2010	75.34	1.08	2.53	3.61	(1.04)	0.00

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$87.76	$0.66	$(0.18)	$0.48	$(0.82)	$(0.55)
06/30/2012	78.21	1.86	10.13	11.99	(1.77)	(0.67)
06/30/2011	79.23	2.27	0.05	2.32	(2.29)	(1.05)
09/10/2009 - 06/30/2010	75.67	1.94	3.65	5.59	(1.98)	(0.05)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$116.38	$1.61	$(6.29)	$(4.68)	$(2.00)	$0.00
06/30/2012	70.18	3.27	46.15	49.42	(3.22)	0.00
06/30/2011	83.02	3.25	(12.86)	(9.61)	(3.23)	0.00
10/30/2009 - 06/30/2010	76.98	2.24	5.93	8.17	(2.13)	0.00

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$108.45	$0.53	$(0.44)	$0.09	$(0.79)	$(2.83)
06/30/2012	98.11	1.43	10.95	12.38	(1.36)	(0.68)
10/29/2010 - 06/30/2011	100.36	1.26	(2.26)	(1.00)	(1.25)	0.00

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$53.39	$0.04	$0.71	$0.75	$(0.07)	$(0.03)
06/30/2012	53.30	0.81	0.10	0.91	(0.75)	(0.07)
06/30/2011	51.79	1.86	1.08	2.94	(1.42)	(0.01)
08/20/2009 - 06/30/2010	50.00	0.86	1.71	2.57	(0.78)	0.00

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$69.22	$0.15	$2.73	$2.88	$(0.25)	$0.00
06/30/2012	56.04	1.65	13.11	14.76	(1.58)	0.00
06/30/2011	54.17	2.63	1.41	4.04	(2.17)	0.00
09/03/2009 - 06/30/2010	50.01	1.22	4.20	5.42	(1.26)	0.00

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$59.93	$0.31	$1.30	$1.61	$(0.31)	$0.00 ^
06/30/2012	54.58	1.40	5.23	6.63	(1.28)	0.00
06/30/2011	52.95	2.18	1.67	3.85	(1.91)	(0.31)
09/03/2009 - 06/30/2010	50.01	0.96	2.97	3.93	(0.92)	(0.07)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$99.62	$2.74	$3.30	$6.04	$(2.84)	$0.00
06/30/2012	100.29	6.06	(1.13)	4.93	(5.60)	0.00
06/16/2011 - 06/30/2011	100.00	0.18	0.27	0.45	(0.16)	0.00

PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund
07/01/2012 - 12/31/2012+	$105.46	$1.66	$3.39	$5.05	$(1.73)	$(0.75)
06/30/2012	99.76	3.44	5.61	9.05	(3.35)	0.00
09/20/2010 - 06/30/2011	100.00	2.60	(0.23)	2.37	(2.56)	(0.05)

PIMCO Australia Bond Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$101.86	$1.87	$2.40	$4.27	$(1.86)	$(0.08)
10/31/2011 - 06/30/2012	100.00	2.53	1.56	4.09	(2.23)	0.00

26	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (b)

$0.00	$(0.22)	$50.89	0.27%	$122,238	0.09	%*	0.15	%*	0.37	%*	10%
0.00	(0.39)	50.98	0.74	132,657	0.09		0.15		0.57		8
0.00	(0.40)	51.00	1.26	107,206	0.09		0.15		0.78		18
0.00	(0.45)	50.76	2.56	86,400	0.09		0.19		0.83		256
0.00	(0.03)	49.94	(0.06)	40,051	0.09	*	1.88	*	0.76	*	18

$0.00	$(1.17)	$81.37	0.73%	$21,698	0.15	%*	0.15	%*	1.50	%*	0%
0.00	(1.62)	81.94	6.67	21,852	0.15		0.15		1.59		37
0.00	(2.23)	78.36	3.49	20,895	0.15		0.15		1.83		48
0.00	(1.04)	77.91	4.85	51,942	0.15	*	0.41	*	2.14	*	178

$0.00	$(1.37)	$86.87	0.53%	$16,216	0.15	%*	0.15	%*	1.48	%*	6%
0.00	(2.44)	87.76	15.47	37,446	0.15		0.15		2.17		24
0.00	(3.34)	78.21	3.00	8,342	0.15		0.15		2.87		76
0.00	(2.03)	79.23	7.54	14,790	0.15	*	0.86	*	3.31	*	209

$0.00	$(2.00)	$109.70	(4.05)%	$100,928	0.15	%*	0.15	%*	2.76	%*	0%
0.00	(3.22)	116.38	70.82	169,915	0.15		0.15		3.15		11
0.00	(3.23)	70.18	(11.69)	40,705	0.15		0.15		4.41		50
0.00	(2.13)	83.02	11.02	21,586	0.15	*	0.83	*	4.56	*	39

$0.00	$(3.62)	$104.92	0.07%	$18,885	0.15	%*	0.15	%*	0.98	%*	0%
0.00	(2.04)	108.45	12.69	19,520	0.15		0.15		1.35		211
0.00	(1.25)	98.11	(0.98)	9,811	0.15	*	0.99	*	1.95	*	219

$0.00	$(0.10)	$54.04	1.40%	$992,702	0.20	%*	0.20	%*	0.14	%*	9%
0.00	(0.82)	53.39	1.71	999,496	0.20		0.20		1.51		31
0.00	(1.43)	53.30	5.70	1,184,369	0.20		0.21		3.50		17
0.00	(0.78)	51.79	5.17	539,680	0.20	*	0.23	*	2.02	*	5

$0.00	$(0.25)	$71.85	4.16%	$155,909	0.20	%*	0.20	%*	0.42	%*	1%
0.00	(1.58)	69.22	26.53	375,182	0.20		0.20		2.53		11
0.00	(2.17)	56.04	7.58	258,901	0.20		0.20		4.76		38
0.00	(1.26)	54.17	10.95	22,753	0.20	*	0.70	*	3.02	*	35

$0.00	$(0.31)	$61.23	2.69%	$136,544	0.20	%*	0.20	%*	1.00	%*	4%
0.00	(1.28)	59.93	12.21	109,678	0.20		0.20		2.38		6
0.00	(2.22)	54.58	7.39	56,219	0.20		0.21		4.04		20
0.00	(0.99)	52.95	7.91	28,063	0.20	*	0.61	*	2.35	*	122

$0.00	$(2.84)	$102.82	6.13%	$791,745	0.55	%*	0.55	%*	5.33	%*	14%
0.00	(5.60)	99.62	5.16	323,771	0.55		0.55		6.14		33
0.00	(0.16)	100.29	0.45	25,073	0.55	*	7.30	*	4.65	*	0

$0.00	$(2.48)	$108.03	4.80%	$219,303	0.20	%*	0.20	%*	3.04	%*	24%
0.00	(3.35)	105.46	9.20	256,267	0.20		0.20		3.32		5
0.00	(2.61)	99.76	2.40	72,821	0.20	*	0.34	*	3.36	*	69

$0.00	$(1.94)	$104.19	4.20%	$39,593	0.45	%*	0.45	%*	3.56	%*	34%
0.00	(2.23)	101.86	4.16	28,521	0.45	*	0.70	*	3.89	*	37

SEMIANNUAL REPORT	DECEMBER 31, 2012	27

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PIMCO Canada Bond Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$103.13	$1.11	$2.70	$3.81	$(1.33)	$(0.30)
11/09/2011 - 06/30/2012	100.00	1.32	2.86	4.18	(1.05)	0.00

PIMCO Germany Bond Index Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$95.91	$0.71	$6.26	$6.97	$(0.42)	$0.00
11/09/2011 - 06/30/2012	100.00	0.88	(4.17)	(3.29)	(0.21)	0.00

PIMCO Build America Bond Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$56.21	$1.18	$0.74	$1.92	$(1.20)	$(1.70)
06/30/2012	49.36	2.53	8.17	10.70	(2.55)	(1.30)
09/20/2010 - 06/30/2011	50.00	2.09	(0.72)	1.37	(2.01)	0.00

PIMCO Enhanced Short Maturity Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$101.08	$0.50	$0.41	$0.91	$(0.53)	$0.00
06/30/2012	101.04	1.06	0.07	1.13	(1.03)	(0.06)
06/30/2011	100.34	0.86	1.03	1.89	(0.90)	(0.29)
11/16/2009 - 06/30/2010	100.00	0.32	0.37	0.69	(0.35)	0.00

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$50.28	$0.91	$2.93	$3.84	$(0.34)	$(0.16)
04/30/2012 - 06/30/2012	50.00	0.30	(0.02)	0.28	0.00	0.00

PIMCO Intermediate Municipal Bond Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$53.70	$0.61	$0.64	$1.25	$(0.57)	$(0.07)
06/30/2012	51.44	1.22	2.29	3.51	(1.19)	(0.06)
06/30/2011	50.63	1.21	0.90	2.11	(1.21)	(0.09)
11/30/2009 - 06/30/2010	50.00	0.63	0.61	1.24	(0.61)	0.00

PIMCO Short Term Municipal Bond Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$50.54	$0.22	$(0.11)	$0.11	$(0.27)	$0.00 ^
06/30/2012	50.36	0.48	0.20	0.68	(0.47)	(0.03)
06/30/2011	50.13	0.61	0.22	0.83	(0.60)	0.00
02/01/2010 - 06/30/2010	50.00	0.21	0.14	0.35	(0.22)	0.00

PIMCO Total Return Exchange-Traded Fund
07/01/2012 - 12/31/2012+	$105.55	$1.32	$4.11	$5.43	$(1.16)	$(0.88)
02/29/2012 - 06/30/2012	100.00	1.00	5.26	6.26	(0.71)	0.00

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(c)	Ratio of expenses to average net assets excluding interest expense was 0.61%.
(d)	Ratio of expenses to average net assets excluding waivers and interest expense was 0.62%.
(e)	Ratio of expenses to average net assets excluding interest expense was 0.60%.
(f)	Ratio of expenses to average net assets excluding waivers and interest expense was 2.13%.

28	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (b)

$0.00	$(1.63)	$105.31	3.70%	$29,485	0.45	%*	0.45	%*	2.08	%*	2%
0.00	(1.05)	103.13	4.18	18,564	0.45	*	0.88	*	2.05	*	91

$0.00	$(0.42)	$102.46	7.28%	$3,074	0.45	%*	0.45	%*	1.43	%*	4%
(0.59)	(0.80)	95.91	(3.29)	2,877	0.45	*	0.95	*	1.43	*	130

$0.00	$(2.90)	$55.23	3.42%	$41,975	0.45	%*	0.45	%*	4.10	%*	45%
0.00	(3.85)	56.21	22.27	37,101	0.45		0.45		4.65		71
0.00	(2.01)	49.36	2.93	27,644	0.45	*	0.89	*	5.60	*	115

$0.00	$(0.53)	$101.46	0.90%	$2,169,269	0.35	%*	0.35	%*	0.98	%*	47%
0.00	(1.09)	101.08	1.13	1,715,342	0.35		0.35		1.05		229
0.00	(1.19)	101.04	1.89	1,233,727	0.35		0.36		0.85		280
0.00	(0.35)	100.34	0.69	656,227	0.35	*	0.41	*	0.57	*	276

$0.00	$(0.50)	$53.62	7.63%	$110,449	0.66	%*(c)	0.67	%*(d)	3.42	%*	93%
0.00	0.00	50.28	0.56	28,156	0.61	*(e)	2.14	*(f)	3.63	*	381

$0.00	$(0.64)	$54.31	2.34%	$204,223	0.35	%*	0.35	%*	2.22	%*	5%
0.00	(1.25)	53.70	6.88	153,576	0.35		0.35		2.30		11
0.00	(1.30)	51.44	4.20	90,529	0.35		0.36		2.37		44
0.00	(0.61)	50.63	2.50	43,543	0.35	*	0.91	*	2.14	*	72

$0.00	$(0.27)	$50.38	0.22%	$58,439	0.35	%*	0.35	%*	0.85	%*	12%
0.00	(0.50)	50.54	1.36	43,463	0.35		0.35		0.96		17
0.00	(0.60)	50.36	1.67	23,168	0.35		0.35		1.20		35
0.00	(0.22)	50.13	0.70	18,046	0.35	*	2.17	*	1.09	*	4

$0.00	$(2.04)	$108.94	5.16%	$3,870,495	0.55	%*	0.55	%*	2.41	%*	230%
0.00	(0.71)	105.55	6.27	1,765,865	0.55	*	0.62	*	2.86	*	322

SEMIANNUAL REPORT	DECEMBER 31, 2012	29

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	PIMCO 1-3 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 3-7 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 7-15 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO Broad U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund

Assets:
Investments, at value	$121,268	$21,527	$16,007	$100,347	$18,795	$984,733
Investments in Affiliates, at value	0	0	0	0	0	0
Repurchase agreements, at value	960	134	0	261	120	1,863
Cash	0	0	21	0	0	0
Deposits with counterparty	0	0	0	0	0	0
Foreign currency, at value	0	0	0	0	0	0
Receivable for investments sold	3,881	0	1,202	4,439	0	26,080
Variation margin receivable on financial derivative instruments	0	0	0	0	0	0
Receivable for Fund shares sold	5,089	0	6,950	5,485	0	2,702
Interest and dividends receivable	164	115	157	0	45	5,869
	131,362	21,776	24,337	110,532	18,960	1,021,247

Liabilities:
Payable for investments purchased	$3,989	$49	$1,148	$3,106	$49	$25,639
Payable upon return of securities loaned	0	0	0	0	0	0
Payable for reverse repurchase agreements	0	0	0	0	0	0
Payable for Fund shares redeemed	5,089	0	6,950	5,485	0	2,702
Dividends payable	33	25	20	994	23	0
Overdraft due to custodian	0	0	0	0	0	0
Accrued management fees	10	3	2	16	3	179
Reimbursement to PIMCO	3	1	1	3	0	25
Other liabilities	0	0	0	0	0	0
	9,124	78	8,121	9,604	75	28,545

Net Assets	$122,238	$21,698	$16,216	$100,928	$18,885	$992,702

Net Assets Consist of:
Paid in capital	$121,812	$20,784	$14,856	$87,978	$18,474	$972,920
Undistributed (overdistributed) net investment income	(60)	(50)	(38)	(13)	(40)	(505)
Accumulated undistributed net realized gain (loss)	158	192	1,481	13,795	664	3,419
Net unrealized appreciation (depreciation)	328	772	(83)	(832)	(213)	16,868
	$122,238	$21,698	$16,216	$100,928	$18,885	$992,702

Shares Issued and Outstanding:	2,402	267	187	920	180	18,370

Net Asset Value Per Share	$50.89	$81.37	$86.87	$109.70	$104.92	$54.04

Cost of Investments	$120,940	$20,755	$16,090	$101,179	$19,008	$967,865
Cost of Investments in Affiliates	$0	$0	$0	$0	$0	$0
Cost of Repurchase Agreements	$960	$134	$0	$261	$120	$1,863
Cost of Foreign Currency Held	$0	$0	$0	$0	$0	$0

30	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Australia Bond Index Exchange- Traded Fund	PIMCO Canada Bond Index Exchange- Traded Fund	PIMCO Germany Bond Index Exchange- Traded Fund	PIMCO Build America Bond Exchange- Traded Fund

$154,961	$135,101	$716,032	$211,127	$39,525	$29,031	$3,010	$38,770
0	0	5,614	0	0	0	0	0
384	902	70,319	6,220	0	0	0	2,857
0	0	257	18	0	0	0	0
0	0	36	19	0	0	0	0
0	0	0	0	69	377	1	0
0	0	141	0	0	0	0	0
0	0	263	13	0	0	0	0
0	0	5,139	0	0	0	0	0
817	851	13,408	2,663	527	163	68	510
156,162	136,854	811,209	220,060	40,121	29,571	3,079	42,137

$0	$0	$7,662	$0	$375	$0	$0	$0
0	0	5,614	0	0	0	0	0
0	0	2,146	0	0	0	0	0
0	0	0	0	0	0	0	0
217	283	3,672	711	133	73	4	145
0	0	0	0	1	0	0	0
29	24	357	39	16	12	1	16
7	3	13	6	1	1	0	1
0	0	0	1	2	0	0	0
253	310	19,464	757	528	86	5	162

$155,909	$136,544	$791,745	$219,303	$39,593	$29,485	$3,074	$41,975

$103,742	$125,403	$775,309	$204,472	$38,243	$28,809	$3,008	$39,293
(39)	(44)	(727)	34	20	(47)	(15)	(68)
54,063	184	874	3,061	150	(1)	(5)	751
(1,857)	11,001	16,289	11,736	1,180	724	86	1,999
$155,909	$136,544	$791,745	$219,303	$39,593	$29,485	$3,074	$41,975

2,170	2,230	7,700	2,030	380	280	30	760

$71.85	$61.23	$102.82	$108.03	$104.19	$105.31	$102.46	$55.23

$156,818	$124,100	$700,102	$199,317	$38,344	$28,305	$2,926	$36,771
$0	$0	$5,614	$0	$0	$0	$0	$0
$384	$902	$70,319	$6,220	$0	$0	$0	$2,857
$0	$0	$0	$0	$69	$378	$1	$0

SEMIANNUAL REPORT	DECEMBER 31, 2012	31

Statements of Assets and Liabilities (Cont.)

(Unaudited)

December 31, 2012

(Amounts in thousands, except per share amounts)	PIMCO Enhanced Short Maturity Exchange- Traded Fund	PIMCO Global Advantage® Inflation- Linked Bond Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Exchange- Traded Fund	PIMCO Short Term Municipal Bond Exchange- Traded Fund	PIMCO Total Return Exchange- Traded Fund

Assets:
Investments, at value	$2,109,253	$125,004	$202,261	$57,387	$4,343,532
Repurchase agreements, at value	30,700	4,739	296	588	75,250
Cash	25	0	0	0	568
Foreign currency, at value	0	1,345	0	0	1,553
Receivable for investments sold	0	3,874	0	0	286,881
Unrealized appreciation on foreign currency contracts	0	386	0	0	7,510
Receivable for Fund shares sold	21,306	0	0	0	0
Interest and dividends receivable	11,796	836	2,102	531	22,131
	2,173,080	136,184	204,659	58,506	4,737,425

Liabilities:
Payable for investments purchased	$982	$1,425	$0	$0	$820,338
Payable for reverse repurchase agreements	0	12,014	0	0	0
Payable for sale-buyback financing transactions	0	10,560	0	0	0
Payable for short sales	0	0	0	0	17,278
Unrealized depreciation on foreign currency contracts	0	877	0	0	17,519
Deposits from counterparty	0	110	0	0	3,470
Dividends payable	2,131	690	368	48	6,395
Accrued management fees	648	55	63	18	1,857
Reimbursement to PIMCO	49	2	5	1	73
Other liabilities	1	2	0	0	0
	3,811	25,735	436	67	866,930

Net Assets	$2,169,269	$110,449	$204,223	$58,439	$3,870,495

Net Assets Consist of:
Paid in capital	$2,157,847	$109,034	$196,470	$58,380	$3,772,720
Undistributed (overdistributed) net investment income	(487)	338	27	(54)	3,677
Accumulated undistributed net realized gain (loss)	1,036	(1,246)	90	7	15,737
Net unrealized appreciation	10,873	2,323	7,636	106	78,361
	$2,169,269	$110,449	$204,223	$58,439	$3,870,495

Shares Issued and Outstanding:	21,380	2,060	3,760	1,160	35,530

Net Asset Value Per Share	$101.46	$53.62	$54.31	$50.38	$108.94

Cost of Investments	$2,098,380	$122,209	$194,625	$57,281	$4,255,257
Cost of Repurchase Agreements	$30,700	$4,739	$296	$588	$75,250
Cost of Foreign Currency Held	$0	$1,344	$0	$0	$1,550
Proceeds Received on Short Sales	$0	$0	$0	$0	$17,232

32	PIMCO ETF TRUST	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)	PIMCO 1-3 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 3-7 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 7-15 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO Broad U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund

Investment Income:
Interest	$299	$182	$205	$1,805	$111	$1,734
Total Income	299	182	205	1,805	111	1,734

Expenses:
Management fees	96	16	18	93	14	1,012
Miscellaneous expense	3	1	1	3	1	25
Total Expenses	99	17	19	96	15	1,037
Waiver and/or Reimbursement by PIMCO	(38)	0	0	0	0	0
Net Expenses	61	17	19	96	15	1,037

Net Investment Income	238	165	186	1,709	96	697

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	32	0	43	501	0	248
Net realized (loss) on in-kind redemptions	139	193	1,486	15,814	664	3,203
Net change in unrealized appreciation (depreciation) on investments	(67)	(200)	(1,485)	(23,705)	(743)	9,653
Net Gain (Loss)	104	(7)	44	(7,390)	(79)	13,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$342	$158	$230	$(5,681)	$17	$13,801

SEMIANNUAL REPORT	DECEMBER 31, 2012	33

Statements of Operations (Cont.)

Six Months Ended December 31, 2012
(Amounts in thousands)	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Australia Bond Index Exchange- Traded Fund

Investment Income:
Interest, net of foreign taxes*	$882	$743	$15,252	$4,306	$741
Securities lending income	0	0	20	0	0
Miscellaneous income	0	0	6	0	14
Total Income	882	743	15,278	4,306	755

Expenses:
Management fees	281	124	1,426	265	85
Interest expense	0	0	0	0	0
Miscellaneous expense	7	3	13	7	1
Total Expenses	288	127	1,439	272	86
Waiver and/or Reimbursement by PIMCO	0	0	0	0	0
Net Expenses	288	127	1,439	272	86

Net Investment Income	594	616	13,839	4,034	669

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	56	(5)	321	5,092	173
Net realized (loss) on in-kind redemptions	56,668	218	0	0	0
Net realized gain on swaps	0	0	607	17	0
Net realized gain (loss) on foreign currency transactions	0	0	0	0	13
Net change in unrealized appreciation (depreciation) on investments	(42,962)	2,194	13,357	2,614	441
Net change in unrealized appreciation (depreciation) on swaps	0	0	359	(74)	0
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	(20)
Net Gain (Loss)	13,762	2,407	14,644	7,649	607

Net Increase in Net Assets Resulting from Operations	$14,356	$3,023	$28,483	$11,683	$1,276

*Foreign tax withholdings	$0	$0	$0	$2	$3

34	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Canada Bond Index Exchange- Traded Fund	PIMCO Germany Bond Index Exchange- Traded Fund	PIMCO Build America Bond Exchange- Traded Fund	PIMCO Enhanced Short Maturity Exchange- Traded Fund	PIMCO Global Advantage® Inflation- Linked Bond Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Exchange- Traded Fund	PIMCO Short Term Municipal Bond Exchange- Traded Fund	PIMCO Total Return Exchange- Traded Fund

$300	$28	$1,005	$13,359	$1,298	$2,393	$298	$44,020
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
300	28	1,005	13,359	1,298	2,393	298	44,020

53	7	99	3,503	191	326	87	8,166
0	0	0	32	16	0	0	7
1	0	2	49	6	4	1	73
54	7	101	3,584	213	330	88	8,246
0	0	0	0	(4)	0	0	0
54	7	101	3,584	209	330	88	8,246

246	21	904	9,775	1,089	2,063	210	35,774

13	(4)	841	2,483	212	139	7	68,094
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
1	(1)	0	0	(1,415)	0	0	(28,714)
407	189	(584)	4,891	3,059	1,707	(143)	62,062
0	0	0	0	0	0	0	0
(4)	5	0	0	(453)	0	0	(5,908)
417	189	257	7,374	1,403	1,846	(136)	95,534

$663	$210	$1,161	$17,149	$2,492	$3,909	$74	$131,308

$0	$0	$0	$0	$1	$0	$0	$61

SEMIANNUAL REPORT	DECEMBER 31, 2012	35

Statements of Changes in Net Assets

	PIMCO 1-3 Year U.S. Treasury Index Exchange- Traded Fund		PIMCO 3-7 Year U.S. Treasury Index Exchange- Traded Fund		PIMCO 7-15 Year U.S. Treasury Index Exchange- Traded Fund

(Amounts in thousands)	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$238	$740	$165	$345	$186	$354
Net realized gain (loss)	32	421	0	213	43	172
Net realized gain (loss) on in-kind redemptions	139	73	193	0	1,486	0
Net change in unrealized appreciation (depreciation)	(67)	(388)	(200)	832	(1,485)	1,459
Net increase (decrease) resulting from operations	342	846	158	1,390	230	1,985

Net Equalization Credits and (Charges)	6	11	0	0	0	15

Distributions to Shareholders:
From net investment income	(206)	(735)	(147)	(342)	(216)	(348)
From net realized capital gains	(345)	(263)	(165)	(91)	(146)	(125)

Total Distributions	(551)	(998)	(312)	(433)	(362)	(473)

Fund Share Transactions:
Receipts for shares sold	25,489	35,808	6,517	0	21,032	27,592
Cost of shares redeemed	(35,699)	(10,205)	(6,517)	0	(42,130)	0
Net Income Equalization	(6)	(11)	0	0	0	(15)
Net increase (decrease) resulting from Fund share transactions	(10,216)	25,592	0	0	(21,098)	27,577

Total Increase (Decrease) in Net Assets	(10,419)	25,451	(154)	957	(21,230)	29,104

Net Assets:
Beginning of year or period	132,657	107,206	21,852	20,895	37,446	8,342
End of year or period*	$122,238	$132,657	$21,698	$21,852	$16,216	$37,446

*Including undistributed (overdistributed) net investment income of:	$(60)	$(92)	$(50)	$(68)	$(38)	$(8)

Shares of Beneficial Interest:
Shares Sold	500	700	80	0	240	320
Shares Redeemed	(700)	(200)	(80)	0	(480)	0
Net increase (decrease) in shares outstanding	(200)	500	0	0	(240)	320

36	PIMCO ETF TRUST	See Accompanying Notes

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund		PIMCO Broad U.S. Treasury Index Exchange- Traded Fund		PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund		PIMCO Broad U.S. TIPS Index Exchange- Traded Fund

Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012

$1,709	$2,769	$96	$238	$697	$15,815	$594	$8,378	$616	$2,047
501	1,316	0	837	248	678	56	(113)	(5)	20
15,814	26,507	664	95	3,203	10,146	56,668	24,984	218	0
(23,705)	26,916	(743)	550	9,653	(9,676)	(42,962)	39,653	2,194	6,776
(5,681)	57,508	17	1,720	13,801	16,963	14,356	72,902	3,023	8,843

(310)	(23)	0	13	(210)	(262)	274	295	20	10

(1,748)	(2,723)	(143)	(232)	(1,333)	(14,914)	(556)	(8,084)	(680)	(1,951)
0	0	(509)	(122)	(599)	(1,221)	0	0	(10)	0

(1,748)	(2,723)	(652)	(354)	(1,932)	(16,135)	(556)	(8,084)	(690)	(1,951)

69,395	194,319	34,736	25,479	89,183	296,546	286,162	216,823	30,713	46,567
(130,953)	(119,894)	(34,736)	(17,136)	(107,846)	(482,247)	(519,235)	(165,360)	(6,180)	0
310	23	0	(13)	210	262	(274)	(295)	(20)	(10)
(61,248)	74,448	0	8,330	(18,453)	(185,439)	(233,347)	51,168	24,513	46,557

(68,987)	129,210	(635)	9,709	(6,794)	(184,873)	(219,273)	116,281	26,866	53,459

169,915	40,705	19,520	9,811	999,496	1,184,369	375,182	258,901	109,678	56,219
$100,928	$169,915	$18,885	$19,520	$992,702	$999,496	$155,909	$375,182	$136,544	$109,678

$(13)	$26	$(40)	$7	$(505)	$131	$(39)	$(77)	$(44)	$20

610	2,000	320	240	1,650	5,500	3,950	3,300	500	800
(1,150)	(1,120)	(320)	(160)	(2,000)	(9,000)	(7,200)	(2,500)	(100)	0
(540)	880	0	80	(350)	(3,500)	(3,250)	800	400	800

SEMIANNUAL REPORT	DECEMBER 31, 2012	37

Statements of Changes in Net Assets (Cont.)

	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund		PIMCO Australia Bond Index Exchange- Traded Fund

(Amounts in thousands)	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Period from October 31, 2011 to June 30, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$13,839	$9,430	$4,034	$5,200	$669	$592
Net realized gain (loss)	928	(47)	5,109	150	186	(53)
Net realized (loss) on in-kind redemptions	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	13,716	2,504	2,540	9,020	421	759
Net increase (decrease) resulting from operations	28,483	11,887	11,683	14,370	1,276	1,298

Net Equalization Credits and (Charges)	1,901	915	(45)	193	31	17

Distributions to Shareholders:
From net investment income	(14,913)	(9,093)	(4,140)	(5,061)	(670)	(524)
From net realized capital gains	0	0	(1,529)	0	(30)	0
Tax basis return of capital	0	0	0	0	0	0

Total Distributions	(14,913)	(9,093)	(5,669)	(5,061)	(700)	(524)

Fund Share Transactions:
Receipts for shares sold	454,404	305,800	64,957	184,315	20,939	32,732
Cost of shares redeemed	0	(9,896)	(107,935)	(10,178)	(10,443)	(4,985)
Net Income Equalization	(1,901)	(915)	45	(193)	(31)	(17)
Net increase (decrease) resulting from Fund share transactions	452,503	294,989	(42,933)	173,944	10,465	27,730

Total Increase (Decrease) in Net Assets	467,974	298,698	(36,964)	183,446	11,072	28,521

Net Assets:
Beginning of year or period	323,771	25,073	256,267	72,821	28,521	0
End of year or period*	$791,745	$323,771	$219,303	$256,267	$39,593	$28,521

*Including undistributed (overdistributed) net investment income of:	$(727)	$347	$34	$140	$20	$21

Shares of Beneficial Interest:
Shares Sold	4,450	3,100	600	1,800	200	330
Shares Redeemed	0	(100)	(1,000)	(100)	(100)	(50)
Net increase (decrease) in shares outstanding	4,450	3,000	(400)	1,700	100	280

38	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Canada Bond Index Exchange- Traded Fund		PIMCO Germany Bond Index Exchange- Traded Fund		PIMCO Build America Bond Exchange- Traded Fund		PIMCO Enhanced Short Maturity Exchange- Traded Fund		PIMCO Global Advantage® Inflation-Linked Bond Exchange- Traded Fund

Six Months Ended December 31, 2012 (Unaudited)	Period from November 9, 2011 to June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Period from November 9, 2011 to June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Period from April 30, 2012 to June 30, 2012

$246	$196	$21	$82	$904	$1,372	$9,775	$16,297	$1,089	$156
14	41	(5)	(170)	841	2,211	2,483	(902)	(1,203)	51
0	0	0	0	0	0	0	0	0	0
403	321	194	(108)	(584)	1,816	4,891	3,882	2,606	(283)
663	558	210	(196)	1,161	5,399	17,149	19,277	2,492	(76)

11	7	0	4	1	(19)	159	240	79	7

(307)	(153)	(13)	(22)	(928)	(1,357)	(10,419)	(16,300)	(690)	0
(85)	0	0	0	(1,124)	(600)	0	(995)	(312)	0
0	0	0	(62)	0	0	0	0	0	0

(392)	(153)	(13)	(84)	(2,052)	(1,957)	(10,419)	(17,295)	(1,002)	0

10,650	23,313	0	13,005	17,109	22,085	674,385	1,155,847	80,803	28,232
0	(5,154)	0	(9,848)	(11,344)	(16,070)	(227,188)	(676,214)	0	0
(11)	(7)	0	(4)	(1)	19	(159)	(240)	(79)	(7)
10,639	18,152	0	3,153	5,764	6,034	447,038	479,393	80,724	28,225

10,921	18,564	197	2,877	4,874	9,457	453,927	481,615	82,293	28,156

18,564	0	2,877	0	37,101	27,644	1,715,342	1,233,727	28,156	0
$29,485	$18,564	$3,074	$2,877	$41,975	$37,101	$2,169,269	$1,715,342	$110,449	$28,156

$(47)	$14	$(15)	$(23)	$(68)	$(44)	$(487)	$157	$338	$(61)

100	230	0	130	300	400	6,650	11,480	1,500	560
0	(50)	0	(100)	(200)	(300)	(2,240)	(6,720)	0	0
100	180	0	30	100	100	4,410	4,760	1,500	560

SEMIANNUAL REPORT	DECEMBER 31, 2012	39

Statements of Changes in Net Assets (Cont.)

	PIMCO Intermediate Municipal Bond Exchange- Traded Fund		PIMCO Short Term Municipal Bond Exchange- Traded Fund		PIMCO Total Return Exchange- Traded Fund

(Amounts in thousands)	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Year Ended June 30, 2012	Six Months Ended December 31, 2012 (Unaudited)	Period from February 29, 2012 to June 30, 2012

Increase in Net Assets from:

Operations:
Net investment income	$2,063	$2,677	$210	$347	$35,774	$7,091
Net realized gain	139	222	7	5	39,380	8,771
Net realized (loss) on in-kind redemptions	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	1,707	4,119	(143)	113	56,154	22,207
Net increase resulting from operations	3,909	7,018	74	465	131,308	38,069

Net Equalization Credits and (Charges)	56	44	1	5	5,414	3,339

Distributions to Shareholders:
From net investment income	(1,998)	(2,647)	(267)	(341)	(33,002)	(7,240)
From net realized capital gains	(264)	(118)	(5)	(24)	(31,360)	0

Total Distributions	(2,262)	(2,765)	(272)	(365)	(64,362)	(7,240)

Fund Share Transactions:
Receipts for shares sold	49,000	69,251	15,174	20,195	2,059,469	1,735,036
Cost of shares redeemed	0	(10,457)	0	0	(21,785)	0
Net Income Equalization	(56)	(44)	(1)	(5)	(5,414)	(3,339)
Net increase resulting from Fund share transactions	48,944	58,750	15,173	20,190	2,032,270	1,731,697

Total Increase in Net Assets	50,647	63,047	14,976	20,295	2,104,630	1,765,865

Net Assets:
Beginning of year or period	153,576	90,529	43,463	23,168	1,765,865	0
End of year or period*	$204,223	$153,576	$58,439	$43,463	$3,870,495	$1,765,865

*Including undistributed (overdistributed) net investment income of:	$27	$(38)	$(54)	$3	$3,677	$905

Shares of Beneficial Interest:
Shares Sold	900	1,300	300	400	19,000	16,730
Shares Redeemed	0	(200)	0	0	(200)	0
Net increase (decrease) in shares outstanding	900	1,100	300	400	18,800	16,730

40	PIMCO ETF TRUST	See Accompanying Notes

Statement of Cash Flows

Six Months Ended December 31, 2012 (Unaudited)
(Amounts in thousands)	PIMCO Global Advantage® Inflation-Linked Bond Exchange- Traded Fund

Cash flows (used for) operating activities:
Net increase in net assets resulting from operations	$2,492

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(163,299)
Proceeds from sales of long-term securities	66,039
Purchases of short-term portfolio investments, net	(1,281)
Increase in receivable for investments sold	(3,640)
Increase in interest and dividends receivable	(716)
Increase in payable for investments purchased	777
Increase in accrued management fees	41
Increase in recoupment payable to Manager	2
Payments on currency transactions	(1,396)
Increase in other liabilities	1
Net change in unrealized appreciation on investments	(3,059)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	453
Net realized (loss) on investments	1,203
Net amortization (accretion) on investments	366
Net cash (used for) operating activities	(102,017)

Cash flows received from financing activities:
Proceeds from shares sold	80,724
Increase in net equalization credits and charges	79
Cash dividend paid*	(312)
Proceeds from reverse repurchase agreements	40,280
Payments on reverse repurchase agreements	(28,266)
Proceeds from sale-buyback transactions	58,349
Payments on sale-buyback transactions	(47,789)
Proceeds from deposits from counterparty	110
Net cash received from financing activities	103,175

Net Increase in Cash and Foreign Currency	1,158

Cash and Foreign Currency:
Beginning of year	187
End of period	$1,345

*Reinvestment of dividends	$0

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$21

SEMIANNUAL REPORT	DECEMBER 31, 2012	41

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%

U.S. Treasury Notes
0.250% due 09/15/2014	$3,965	$3,966
0.250% due 12/15/2014	5,655	5,656
0.250% due 01/15/2015	5,578	5,577
0.250% due 02/15/2015	4,419	4,417
0.250% due 05/15/2015	4,440	4,436
0.250% due 07/15/2015	4,160	4,154
0.250% due 08/15/2015	7,380	7,367
0.250% due 09/15/2015	250	249
0.250% due 10/15/2015	8,000	7,982
0.250% due 12/15/2015	4,000	3,988
0.375% due 11/15/2014	5,161	5,174
0.375% due 03/15/2015	4,900	4,910
0.375% due 04/15/2015	6,660	6,674
0.375% due 06/15/2015	3,000	3,005
0.375% due 11/15/2015	2,000	2,002
0.500% due 10/15/2013	1,550	1,554
0.500% due 11/15/2013	4,872	4,886
0.500% due 08/15/2014	6,842	6,873
0.500% due 10/15/2014	3,672	3,689
0.625% due 07/15/2014	5,398	5,432
0.750% due 12/15/2013	4,124	4,147
0.750% due 06/15/2014	5,884	5,931
1.000% due 01/15/2014	5,943	5,994

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.000% due 05/15/2014	$1,135	$1,147
1.250% due 02/15/2014	4,985	5,044
1.250% due 03/15/2014	3,624	3,670
1.250% due 04/15/2014	3,300	3,344

Total U.S. Treasury Obligations (Cost $120,940)		121,268

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS 0.8%

State Street Bank and Trust Co.
0.010% due 01/02/2013	960	960

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $984. Repurchase proceeds are $960.)

Total Short-Term Instruments (Cost $960)		960

Total Investments 100.0% (Cost $121,900)		$122,228

Other Assets and Liabilities (Net) 0.0%		10

Net Assets 100.0%		$122,238

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$121,268	$0	$121,268
Short-Term Instruments
Repurchase Agreements	0	960	0	960
	$0	$122,228	$0	$122,228

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

42	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%

U.S. Treasury Bonds
7.250% due 05/15/2016	$1,111	$1,364
9.250% due 02/15/2016	710	904

U.S. Treasury Notes
0.625% due 11/30/2017	2,400	2,391
0.875% due 07/31/2019	400	395
1.000% due 08/31/2016	180	183
1.000% due 06/30/2019	200	199
1.000% due 09/30/2019	250	248
1.000% due 11/30/2019	50	49
1.125% due 05/31/2019	125	126
1.250% due 01/31/2019	1,018	1,036
1.250% due 04/30/2019	400	406
1.375% due 11/30/2018	294	302
1.375% due 12/31/2018	500	513
1.500% due 08/31/2018	271	281
1.500% due 03/31/2019	1,400	1,443
1.750% due 10/31/2018	759	796
2.250% due 07/31/2018	518	558
2.375% due 03/31/2016	1,536	1,633
2.375% due 05/31/2018	457	495
2.375% due 06/30/2018	293	317
2.500% due 06/30/2017	741	803
2.625% due 04/30/2018	605	663
2.750% due 02/28/2018	300	330

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.000% due 02/28/2017	$1,048	$1,153
3.125% due 10/31/2016	1,016	1,117
3.125% due 04/30/2017	1,049	1,162
3.250% due 07/31/2016	1,046	1,149
3.250% due 12/31/2016	1,053	1,166
3.375% due 11/15/2019	300	345

Total U.S. Treasury Obligations (Cost $20,755)		21,527

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
0.010% due 01/02/2013	134	134

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $141. Repurchase proceeds are $134.)

Total Short-Term Instruments (Cost $134)		134

Total Investments 99.8% (Cost $20,889)		$21,661

Other Assets and Liabilities (Net) 0.2%		37

Net Assets 100.0%		$21,698

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$21,527	$0	$21,527
Short-Term Instruments
Repurchase Agreements	0	134	0	134
	$0	$21,661	$0	$21,661

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	43

Schedule of Investments PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.7%

U.S. Treasury Bonds
6.000% due 02/15/2026	$670	$968
6.250% due 08/15/2023	593	849
6.375% due 08/15/2027	540	817
6.500% due 11/15/2026	131	199
7.625% due 11/15/2022	1,003	1,551
7.875% due 02/15/2021	252	379
8.125% due 08/15/2021	1,065	1,644
8.750% due 05/15/2020	860	1,320

U.S. Treasury Notes
1.625% due 11/15/2022	2,520	2,490
1.750% due 05/15/2022	280	282

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.000% due 02/15/2022	$950	$981
2.625% due 08/15/2020	1,532	1,681
3.125% due 05/15/2021	400	453
3.375% due 11/15/2019	650	747
3.625% due 02/15/2020	1,410	1,646

Total U.S. Treasury Obligations (Cost $16,090)		16,007

Total Investments 98.7% (Cost $16,090)		$16,007

Other Assets and Liabilities (Net) 1.3%		209

Net Assets 100.0%		$16,216

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$16,007	$0	$16,007

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

44	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Strips
0.000% due 02/15/2038	$8,765	$4,134
0.000% due 05/15/2038	3,965	1,852
0.000% due 02/15/2039	13,815	6,275
0.000% due 05/15/2039	13,465	6,062
0.000% due 08/15/2039	13,815	6,166
0.000% due 11/15/2039	13,465	5,948
0.000% due 02/15/2040	13,815	6,047
0.000% due 05/15/2040	14,165	6,134
0.000% due 08/15/2040	13,815	5,916
0.000% due 11/15/2040	15,685	6,648
0.000% due 02/15/2041	13,815	5,811
0.000% due 05/15/2041	15,685	6,522
0.000% due 08/15/2041	13,815	5,675
0.000% due 11/15/2041	15,685	6,354
0.000% due 02/15/2042	13,815	5,539
0.000% due 05/15/2042	15,685	6,225
0.000% due 08/15/2042	15,150	5,933
0.000% due 11/15/2042	8,000	3,106

Total U.S. Treasury Obligations (Cost $101,179)		100,347

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 01/02/2013	$261	$261

(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $270. Repurchase proceeds are $261.)

Total Short-Term Instruments (Cost $261)		261

Total Investments 99.7% (Cost $101,440)		$100,608

Other Assets and Liabilities (Net) 0.3%		320

Net Assets 100.0%		$100,928

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$100,347	$0	$100,347
Short-Term Instruments
Repurchase Agreements	0	261	0	261
	$0	$100,608	$0	$100,608

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	45

Schedule of Investments PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%

U.S. Treasury Bonds
2.750% due 08/15/2042	$1,200	$1,155
2.750% due 11/15/2042	900	864
3.000% due 05/15/2042	1,225	1,244

U.S. Treasury Notes
0.125% due 07/31/2014	1,040	1,038
0.250% due 08/31/2014	1,050	1,050
0.250% due 11/30/2014	1,025	1,025
0.250% due 07/15/2015	1,040	1,038
0.250% due 08/15/2015	1,050	1,048
0.375% due 11/15/2015	1,025	1,026
0.500% due 07/31/2017	1,040	1,034
0.750% due 06/30/2017	1,040	1,046
0.750% due 10/31/2017	1,025	1,028
0.875% due 07/31/2019	1,040	1,027
1.000% due 06/30/2019	1,040	1,036
1.250% due 10/31/2019	1,025	1,033
1.625% due 08/15/2022	1,050	1,042
1.625% due 11/15/2022	1,025	1,013
1.750% due 05/15/2022	1,040	1,048

Total U.S. Treasury Obligations (Cost $19,008)		18,795

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.6%

State Street Bank and Trust Co.
0.010% due 01/02/2013	$120	$120

(Dated 12/31/2012. Collateralized by Fannie Mae 2.170% due 10/17/2022 valued at $126. Repurchase proceeds are $120.)

Total Short-Term Instruments (Cost $120)		120

Total Investments 100.2% (Cost $19,128)		$18,915

Other Assets and Liabilities (Net) (0.2%)		(30)

Net Assets 100.0%		$18,885

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$18,795	$0	$18,795
Short-Term Instruments
Repurchase Agreements	0	120	0	120
	$0	$18,915	$0	$18,915

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

46	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.2%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$134,289	$141,444
0.125% due 04/15/2017	76,042	81,454
0.500% due 04/15/2015	75,688	79,011
1.250% due 04/15/2014	55,730	57,489
1.625% due 01/15/2015	76,864	81,686
1.875% due 07/15/2015	67,528	73,648
2.000% due 01/15/2014	60,414	62,377
2.000% due 07/15/2014	77,868	82,199
2.000% due 01/15/2016	66,182	73,410
2.375% due 01/15/2017	60,315	70,116
2.500% due 07/15/2016	76,540	87,985
2.625% due 07/15/2017	78,338	93,914

Total U.S. Treasury Obligations (Cost $967,865)		984,733

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 01/02/2013	$1,863	$1,863

(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $1,903. Repurchase proceeds are $1,863.)

Total Short-Term Instruments (Cost $1,863)		1,863

Total Investments 99.4% (Cost $969,728)		$986,596

Other Assets and Liabilities (Net) 0.6%		6,106

Net Assets 100.0%		$992,702

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$984,733	$0	$984,733
Short-Term Instruments
Repurchase Agreements	0	1,863	0	1,863
	$0	$986,596	$0	$986,596

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	47

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.4%

U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	$14,017	$15,373
1.750% due 01/15/2028	6,561	8,497
2.125% due 02/15/2040	12,131	17,784
2.125% due 02/15/2041	18,794	27,753
2.500% due 01/15/2029	11,126	15,866
3.375% due 04/15/2032	4,883	8,053
3.625% due 04/15/2028	17,651	28,016
3.875% due 04/15/2029	20,276	33,619

Total U.S. Treasury Obligations (Cost $156,818)		154,961

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 01/02/2013	$384	$384

(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $395. Repurchase proceeds are $384.)

Total Short-Term Instruments (Cost $384)		384

Total Investments 99.6% (Cost $157,202)		$155,345

Other Assets and Liabilities (Net) 0.4%		564

Net Assets 100.0%		$155,909

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$154,961	$0	$154,961
Short-Term Instruments
Repurchase Agreements	0	384	0	384
	$0	$155,345	$0	$155,345

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

48	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.9%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$883	$959
0.125% due 07/15/2022	3,128	3,394
0.500% due 04/15/2015	2,794	2,917
0.625% due 07/15/2021	4,269	4,853
0.750% due 02/15/2042	3,821	4,191
1.125% due 01/15/2021	7,386	8,678
1.250% due 04/15/2014	2,984	3,078
1.375% due 01/15/2020	8,747	10,372
1.625% due 01/15/2015	14,543	15,456
1.625% due 01/15/2018	10,017	11,622
1.750% due 01/15/2028	5,407	7,003
1.875% due 07/15/2019	5,604	6,823
2.000% due 01/15/2014	4,110	4,244
2.000% due 01/15/2026	6,320	8,291
2.125% due 02/15/2040	2,125	3,116
2.125% due 02/15/2041	4,043	5,971
2.375% due 01/15/2025	5,234	7,067
2.500% due 07/15/2016	11,200	12,875
2.500% due 01/15/2029	8,327	11,874

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.375% due 04/15/2032	$1,405	$2,317

Total U.S. Treasury Obligations (Cost $124,100)		135,101

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.7%

State Street Bank and Trust Co.
0.010% due 01/02/2013	$902	$902

(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $924. Repurchase proceeds are $902.)

Total Short-Term Instruments (Cost $902)		902

Total Investments 99.6% (Cost $125,002)		$136,003

Other Assets and Liabilities (Net) 0.4%		541

Net Assets 100.0%		$136,544

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
U.S. Treasury Obligations	$0	$135,101	$0	$135,101
Short-Term Instruments
Repurchase Agreements	0	902	0	902
	$0	$136,003	$0	$136,003

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	49

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 85.0%

BANKING & FINANCE 17.9%

AGFC Capital Trust
6.000% due 01/15/2067	$1,500	$	934

Ally Financial, Inc.
3.125% due 01/15/2016	750		751
4.500% due 02/11/2014	11,225		11,576
4.625% due 06/26/2015	3,950		4,120
5.500% due 02/15/2017	2,800		3,008

Checkout Holding Corp.
0.000% due 11/15/2015	1,550		1,093

CIT Group, Inc.
4.250% due 08/15/2017	4,600		4,757
4.750% due 02/15/2015	6,503		6,796
5.000% due 05/15/2017	3,273		3,486
5.250% due 04/01/2014	3,345		3,479

CNH Capital LLC
3.875% due 11/01/2015	3,035		3,145

Credit Agricole S.A.
6.637% due 05/31/2017 (c)	1,700		1,496

E*TRADE Financial Corp.
6.000% due 11/15/2017	600		616
6.750% due 06/01/2016	1,700		1,798

Eksportfinans ASA
0.553% due 04/05/2013	650		647
1.875% due 04/02/2013	1,350		1,349
2.000% due 09/15/2015	2,475		2,370
2.375% due 05/25/2016	3,300		3,150
3.000% due 11/17/2014	800		794
5.500% due 05/25/2016	4,600		4,791
5.500% due 06/26/2017	1,225		1,290

General Motors Financial Co., Inc.
4.750% due 08/15/2017	3,300		3,472

Genworth Financial, Inc.
6.150% due 11/15/2066	750		560

HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	4,000		3,520

Icahn Enterprises LP
7.750% due 01/15/2016	2,619		2,727

Ineos Finance PLC
9.000% due 05/15/2015	1,250		1,334

International Lease Finance Corp.
6.500% due 09/01/2014	2,090		2,241
6.750% due 09/01/2016	5,150		5,807
8.625% due 09/15/2015	3,675		4,144
8.750% due 03/15/2017	2,600		3,016

iStar Financial, Inc.
5.950% due 10/15/2013	2,375		2,437
7.125% due 02/15/2018	750		768
9.000% due 06/01/2017	1,000		1,095

Leucadia National Corp.
7.000% due 08/15/2013	500		517

Marina District Finance Co., Inc.
9.500% due 10/15/2015	350		341

Nuveen Investments, Inc.
9.125% due 10/15/2017	2,000		1,975

RBS Capital Trust
5.512% due 09/30/2014 (c)	4,425		3,518

Realogy Corp.
12.375% due 04/15/2015	1,650		1,708

Regions Financial Corp.
7.750% due 11/10/2014	3,303		3,671

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (c)	$4,325	$	4,722

Rouse Co. LLC
6.750% due 11/09/2015	2,650		2,786

Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	3,233		3,323
5.050% due 01/08/2015	2,000		2,071
7.648% due 09/30/2031 (c)	2,000		2,040

SMFG Preferred Capital Ltd.
6.078% due 01/25/2017 (c)	1,500		1,675

Societe Generale S.A.
5.922% due 04/05/2017 (c)	2,100		1,942

Springleaf Finance Corp.
5.400% due 12/01/2015	3,500		3,325
5.850% due 06/01/2013	500		509
6.900% due 12/15/2017	3,000		2,700

Susser Holdings LLC
8.500% due 05/15/2016	1,340		1,430

UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	3,300		3,382

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	5,795		6,099

XL Group PLC
6.500% due 04/15/2017 (c)	1,500		1,410

			141,711

INDUSTRIALS 57.7%

ACL Corp.
10.625% due 02/15/2016 (a)	750		761

Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050		683

Afren PLC
11.500% due 02/01/2016	2,750		3,204

Ainsworth Lumber Co. Ltd.
7.500% due 12/15/2017	800		841

Air Canada
9.250% due 08/01/2015	2,300		2,415

Alere, Inc.
8.625% due 10/01/2018	1,300		1,313
9.000% due 05/15/2016	3,550		3,763

Alion Science and Technology Corp.
12.000% due 11/01/2014 (a)	1,263		1,221

Alliance One International, Inc.
10.000% due 07/15/2016	2,360		2,496

American Achievement Corp.
10.875% due 04/15/2016	350		301

American Axle & Manufacturing, Inc.
7.875% due 03/01/2017	1,350		1,401

Apria Healthcare Group, Inc.
11.250% due 11/01/2014	2,775		2,876

ARAMARK Corp.
8.500% due 02/01/2015	800		805

ARAMARK Holdings Corp.
8.625% due 05/01/2016 (a)	2,050		2,104

ArcelorMittal
4.250% due 08/05/2015	3,800		3,840
5.000% due 02/25/2017	4,250		4,293
5.375% due 06/01/2013	3,700		3,738

Arch Coal, Inc.
8.750% due 08/01/2016 (d)	4,075		4,258

Ardagh Packaging Finance PLC
7.375% due 10/15/2017	4,500		4,916

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Associated Materials LLC
9.125% due 11/01/2017	$2,100	$	2,142

Avaya, Inc.
9.750% due 11/01/2015	1,100		985
10.125% due 11/01/2015	2,300		2,070

Bausch & Lomb, Inc.
9.875% due 11/01/2015	1,697		1,756

Beazer Homes USA, Inc.
8.125% due 06/15/2016	2,895		3,098

Berry Plastics Corp.
8.250% due 11/15/2015	350		367
10.250% due 03/01/2016	3,300		3,411

Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	850		846

Cablevision Systems Corp.
8.625% due 09/15/2017	2,500		2,928

Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	4,575		3,729
11.250% due 06/01/2017	2,700		2,906

Capella Healthcare, Inc.
9.250% due 07/01/2017	5,000		5,387

Case New Holland, Inc.
7.750% due 09/01/2013	3,500		3,657

Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	1,093		1,121

CCO Holdings LLC
7.250% due 10/30/2017	2,910		3,186

CDRT Holding Corp.
9.250% due 10/01/2017 (a)	2,500		2,562

Cengage Learning Acquisitions, Inc.
10.500% due 01/15/2015	1,400		483

Centex Corp.
6.500% due 05/01/2016	1,025		1,181

Ceridian Corp.
11.250% due 11/15/2015	3,150		3,166

Chesapeake Energy Corp.
9.500% due 02/15/2015	5,575		6,328

CityCenter Holdings LLC
7.625% due 01/15/2016	4,020		4,317

Clear Channel Communications, Inc.
5.500% due 09/15/2014	2,869		2,690
10.750% due 08/01/2016	2,300		1,748
11.000% due 08/01/2016 (a)	1,150		877

Clearwater Paper Corp.
10.625% due 06/15/2016	1,025		1,122

Clearwire Communications LLC
12.000% due 12/01/2015	7,325		7,902

CNH America LLC
7.250% due 01/15/2016	1,000		1,130

Commercial Metals Co.
6.500% due 07/15/2017	750		804

Concho Resources, Inc.
8.625% due 10/01/2017	4,200		4,594

CONSOL Energy, Inc.
8.000% due 04/01/2017	4,320		4,698

Constellation Brands, Inc.
7.250% due 09/01/2016	1,400		1,624
7.250% due 05/15/2017	1,000		1,183
8.375% due 12/15/2014	2,450		2,750

Continental Airlines, Inc.
6.750% due 09/15/2015	2,650		2,796

Crown Castle International Corp.
9.000% due 01/15/2015	3,175		3,369

50	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

CSC Holdings LLC
8.500% due 06/15/2015	$250	$	262

D.R. Horton, Inc.
4.750% due 05/15/2017	2,300		2,455

Dean Foods Co.
7.000% due 06/01/2016	2,460		2,712

DISH DBS Corp.
6.625% due 10/01/2014	400		431
7.125% due 02/01/2016	9,575		10,772
7.750% due 05/31/2015	100		112

Dole Food Co., Inc.
13.875% due 03/15/2014	800		890

Dollar General Corp.
4.125% due 07/15/2017	1,550		1,635

DynCorp International, Inc.
10.375% due 07/01/2017	1,000		920

Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,005		1,082

El Paso LLC
7.000% due 06/15/2017	2,550		2,925

Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250		1,428

Equinox Holdings, Inc.
9.500% due 02/01/2016	1,100		1,162

Essar Steel Algoma, Inc.
9.875% due 06/15/2015	925		648

First Data Corp.
10.550% due 09/24/2015	4,332		4,456
11.250% due 03/31/2016	4,150		4,088

FMG Resources Pty. Ltd.
6.000% due 04/01/2017	5,100		5,227
6.375% due 02/01/2016	2,525		2,626
7.000% due 11/01/2015	325		343

Forest Oil Corp.
8.500% due 02/15/2014	4,112		4,379

Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	2,260		2,588

Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	2,275		2,633

Greif, Inc.
6.750% due 02/01/2017	3,025		3,388

GXS Worldwide, Inc.
9.750% due 06/15/2015	1,750		1,831

Hanson Ltd.
6.125% due 08/15/2016	4,200		4,630

Hapag-Lloyd AG
9.750% due 10/15/2017	1,000		1,015

Harland Clarke Holdings Corp.
9.500% due 05/15/2015	1,150		1,067

HCA, Inc.
5.750% due 03/15/2014	1,000		1,050
6.500% due 02/15/2016	9,175		10,024
6.750% due 07/15/2013	2,525		2,601

HD Supply, Inc.
13.500% due 09/01/2015	3,500		3,605

Health Management Associates, Inc.
6.125% due 04/15/2016	4,100		4,448

Hercules Offshore, Inc.
7.125% due 04/01/2017	1,000		1,053

Host Hotels & Resorts LP
9.000% due 05/15/2017	4,000		4,300

Huntsman International LLC
5.500% due 06/30/2016	267		268

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

iGate Corp.
9.000% due 05/01/2016	$1,100	$	1,198

Igloo Holdings Corp.
8.250% due 12/15/2017	250		248

INEOS Group Holdings S.A.
8.500% due 02/15/2016	4,550		4,550

Intelsat Luxembourg S.A.
11.250% due 02/04/2017	3,350		3,555
11.500% due 02/04/2017 (a)	8,411		8,968

InterGen NV
9.000% due 06/30/2017	2,850		2,565

Jaguar Holding Co.
9.375% due 10/15/2017	3,500		3,692

Jarden Corp.
7.500% due 05/01/2017	1,500		1,697

JC Penney Corp., Inc.
7.950% due 04/01/2017	1,250		1,206

KB Home
5.875% due 01/15/2015	375		396
6.250% due 06/15/2015	735		785

Kratos Defense & Security Solutions, Inc.
10.000% due 06/01/2017	1,250		1,378

Lafarge S.A.
6.200% due 07/09/2015	1,500		1,627
6.500% due 07/15/2016	3,136		3,520

Lantheus Medical Imaging, Inc.
9.750% due 05/15/2017	500		468

Lennar Corp.
5.600% due 05/31/2015	2,580		2,761

Level 3 Financing, Inc.
8.125% due 07/01/2019	250		274

Limited Brands, Inc.
8.500% due 06/15/2019	755		925

Logan’s Roadhouse, Inc.
10.750% due 10/15/2017	4,000		3,735

Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016	2,625		2,769

Masco Corp.
6.125% due 10/03/2016	2,485		2,746

McClatchy Co.
11.500% due 02/15/2017	50		55

Meritor, Inc.
8.125% due 09/15/2015	1,050		1,110

MGM Resorts International
6.625% due 07/15/2015	5,675		6,115
6.750% due 04/01/2013	300		305
7.625% due 01/15/2017	1,000		1,075
10.000% due 11/01/2016	4,200		4,882
10.375% due 05/15/2014	2,150		2,456
13.000% due 11/15/2013	100		111

Michaels Stores, Inc.
7.750% due 11/01/2018	2,160		2,381

Mohawk Industries, Inc.
6.375% due 01/15/2016	645		729

Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	975		824

Murray Energy Corp.
10.250% due 10/15/2015	750		731

Mylan, Inc.
6.000% due 11/15/2018	1,700		1,878

Navios Maritime Acquisition Corp.
8.625% due 11/01/2017	2,200		2,073

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Navios Maritime Holdings, Inc.
8.875% due 11/01/2017	$1,000	$	1,003

New York Times Co.
6.625% due 12/15/2016	250		276

Ocean Rig UDW, Inc.
9.500% due 04/27/2016	500		514

Office Depot, Inc.
6.250% due 08/15/2013	500		510

Offshore Group Investments Ltd.
11.500% due 08/01/2015	1,452		1,586

Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	4,935		5,651

Packaging Dynamics Corp.
8.750% due 02/01/2016	2,175		2,284

Peabody Energy Corp.
7.375% due 11/01/2016	3,900		4,485

Perstorp Holding AB
8.750% due 05/15/2017	2,000		2,070

Petco Holdings, Inc.
8.500% due 10/15/2017	4,800		4,956

PHH Corp.
7.375% due 09/01/2019	1,900		2,118
9.250% due 03/01/2016	1,000		1,173

Pinnacle Foods Finance LLC
8.250% due 09/01/2017	3,000		3,210
9.250% due 04/01/2015	2,229		2,274

Plains Exploration & Production Co.
10.000% due 03/01/2016	600		642

Ply Gem Industries, Inc.
8.250% due 02/15/2018	2,600		2,821
9.375% due 04/15/2017	60		64

PulteGroup, Inc.
5.250% due 01/15/2014	395		410

Quebecor Media, Inc.
7.750% due 03/15/2016	1,371		1,409

Quicksilver Resources, Inc.
11.750% due 01/01/2016	4,130		4,099

Quiksilver, Inc.
6.875% due 04/15/2015	4,700		4,641

Radiation Therapy Services, Inc.
9.875% due 04/15/2017	1,250		888

Radio One, Inc.
12.500% due 05/24/2016	350		316

Reddy Ice Corp.
11.250% due 03/15/2015 ^	1,100		1,128

Regency Energy Partners LP
9.375% due 06/01/2016	1,271		1,370

Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000		1,035

Rite Aid Corp.
7.500% due 03/01/2017	2,350		2,426
9.500% due 06/15/2017	3,467		3,636

Rockies Express Pipeline LLC
3.900% due 04/15/2015	750		750

Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350		1,640

RR Donnelley & Sons Co.
6.125% due 01/15/2017	2,600		2,528

Ryerson, Inc.
9.000% due 10/15/2017	4,800		4,914

Ryland Group, Inc.
6.625% due 05/01/2020	250		279

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	51

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Sabine Pass LNG LP
7.500% due 11/30/2016	$4,305	$	4,768

Sable International Finance Ltd.
7.750% due 02/15/2017	1,000		1,075

Sabre Holdings Corp.
8.350% due 03/15/2016	750		803

SandRidge Energy, Inc.
9.875% due 05/15/2016	2,300		2,490

Schaeffler Finance BV
7.750% due 02/15/2017	6,750		7,526

Seagate HDD Cayman
6.875% due 05/01/2020	500		534

Seagate Technology HDD Holdings
6.800% due 10/01/2016	250		281

Sealed Air Corp.
7.875% due 06/15/2017	750		803

Sealy Mattress Co.
10.875% due 04/15/2016	640		680

Service Corp. International
7.000% due 06/15/2017	1,250		1,444

Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,600		1,576

Sinclair Television Group, Inc.
9.250% due 11/01/2017	1,000		1,105

Sirius XM Radio, Inc.
8.750% due 04/01/2015	2,250		2,559

Smithfield Foods, Inc.
7.750% due 07/01/2017	2,994		3,503

Snoqualmie Entertainment Authority
9.125% due 02/01/2015	977		987

Speedway Motorsports, Inc.
8.750% due 06/01/2016	825		886

Spirit Aerosystems, Inc.
7.500% due 10/01/2017	3,900		4,192

SPX Corp.
7.625% due 12/15/2014	2,260		2,486

Stanadyne Corp.
10.000% due 08/15/2014	750		699

Sunoco, Inc.
5.750% due 01/15/2017	650		733

SUPERVALU, Inc.
8.000% due 05/01/2016 (i)	2,700		2,585

Taminco Acquisition Corp.
9.125% due 12/15/2017	250		248

Telesat LLC
6.000% due 05/15/2017	2,675		2,822

Tenet Healthcare Corp.
9.250% due 02/01/2015	2,081		2,346

Tesoro Corp.
4.250% due 10/01/2017	2,000		2,080

Toll Brothers Finance Corp.
4.950% due 03/15/2014	625		650

Toys “R” Us - Delaware, Inc.
7.375% due 09/01/2016 (d)	3,100		3,185

Travelport LLC
9.875% due 09/01/2014	1,150		1,019

TRW Automotive, Inc.
7.000% due 03/15/2014	790		837
7.250% due 03/15/2017	1,500		1,734

U.S. Steel Corp.
6.050% due 06/01/2017	1,000		1,053

USG Corp.
6.300% due 11/15/2016	3,980		4,139

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Valeant Pharmaceuticals International
6.500% due 07/15/2016	$4,750	$	5,017

Vertellus Specialties, Inc.
9.375% due 10/01/2015	1,100		932

Visant Corp.
10.000% due 10/01/2017	1,000		903

Vulcan Materials Co.
6.500% due 12/01/2016	1,000		1,108

VWR Funding, Inc.
7.250% due 09/15/2017	4,345		4,584

Windstream Corp.
7.875% due 11/01/2017	3,300		3,729
8.125% due 08/01/2013	1,225		1,277

Wynn Las Vegas LLC
7.875% due 11/01/2017	1,000		1,090

YCC Holdings LLC
10.250% due 02/15/2016 (a)	4,450		4,617

			457,175

UTILITIES 9.4%

AES Corp.
7.750% due 03/01/2014	100		107
7.750% due 10/15/2015	5,178		5,838
9.750% due 04/15/2016	3,400		4,080

Calpine Construction Finance Co. LP
8.000% due 06/01/2016	3,250		3,469

Calpine Corp.
7.250% due 10/15/2017	1,500		1,605

CenturyLink, Inc.
5.150% due 06/15/2017	2,300		2,480
6.000% due 04/01/2017	3,000		3,325

CMS Energy Corp.
6.875% due 12/15/2015	250		284

Cricket Communications, Inc.
7.750% due 05/15/2016	3,225		3,431

DPL, Inc.
6.500% due 10/15/2016	595		632

Drill Rigs Holdings, Inc.
6.500% due 10/01/2017	2,800		2,800

Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	5,850		6,259

Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	3,000		3,150

Frontier Communications Corp.
7.875% due 04/15/2015	1,421		1,595
8.250% due 05/01/2014	5		5
8.250% due 04/15/2017	2,460		2,854

GenOn Energy, Inc.
7.625% due 06/15/2014	2,390		2,563
7.875% due 06/15/2017	2,150		2,387

Integra Telecom Holdings, Inc.
10.750% due 04/15/2016	1,250		1,313

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	2,910		3,195

Midwest Generation LLC
8.560% due 01/02/2016 ^(g)	5,799		5,625

NII Capital Corp.
10.000% due 08/15/2016	1,500		1,403

Penn Virginia Corp.
10.375% due 06/15/2016	1,475		1,564

Sprint Nextel Corp.
6.000% due 12/01/2016	11,386		12,439

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	$6,075	$	1,782

			74,185

Total Corporate Bonds & Notes (Cost $657,152)			673,071

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Notes
0.250% due 10/31/2013	104		104
0.250% due 11/30/2013	4,400		4,403
0.375% due 07/31/2013	2,975		2,980
0.750% due 12/15/2013	210		211

Total U.S. Treasury Obligations (Cost $7,696)			7,698

	SHARES
SHORT-TERM INSTRUMENTS 14.0%
MUTUAL FUNDS (d)(e) 0.7%

PIMCO Money Market Fund (f)	5,614,400		5,614

Total Mutual Funds (Cost $5,614)			5,614

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS 8.9%

Banc of America Securities LLC
0.230% due 01/02/2013	$31,300		31,300
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $31,918. Repurchase proceeds are $31,300.)

JPMorgan Securities, Inc.
0.180% due 01/04/2013	7,200		7,200
(Dated 12/28/2012. Collateralized by U.S. Treasury Bonds 3.875% due 08/15/2040 valued at $7,337. Repurchase proceeds are $7,200.)

RBS Securities, Inc.
0.220% due 01/02/2013	30,000		30,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.250% due 11/30/2013 valued at $30,604. Repurchase proceeds are $30,000.)

State Street Bank and Trust Co.
0.010% due 01/02/2013	1,819		1,819
(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $1,858. Repurchase proceeds are $1,819.)

			70,319

U.S. TREASURY BILLS 4.4%
0.173% due 04/25/2013 - 11/14/2013 (b)(j)	35,300		35,263

Total Short-Term Instruments (Cost $105,572)			111,196

Total Investments 100.0% (Cost $776,035)		$	791,965

Other Assets and Liabilities (Net) 0.0%			(220)

Net Assets 100.0%		$	791,745

52	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

Notes to Schedule of Investments (amounts in thousands):

^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Fund.
(e)	Institutional Class Shares of each Fund.
(f)	As of December 31, 2012, securities with an aggregate market value of $5,509 were out on loan in exchange for $5,614 of cash collateral. The collateral was invested in a cash collateral reinvestment vehicle as described in note 5(d) in the Notes to Financial Statements.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(h)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $2,722 at a weighted average interest rate of (2.848%).
(i)	Securities with an aggregate market value of $2,011 have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	03/15/2012	03/15/2014	$2,200	$(2,146)

(j)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $3,063 and cash of $36 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-19 5-Year Index	5.000%	12/20/2017	$69,000	$384	$359

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$141,711	$0	$141,711
Industrials	0	457,175	0	457,175
Utilities	0	68,560	5,625	74,185
U.S. Treasury Obligations	0	7,698	0	7,698
Short-Term Instruments
Mutual Funds	5,614	0	0	5,614
Repurchase Agreements	0	70,319	0	70,319
U.S. Treasury Bills	0	35,263	0	35,263
	$5,614	$780,726	$5,625	$791,965

Financial Derivative Instruments - Assets
Credit Contracts	$0	$359	$0	$359
Totals	$5,614	$781,085	$5,625	$792,324

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	53

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)

(Unaudited)

December 31, 2012

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Utilities	$2,685	$3,522	$(774)	$19	$5	$168	$0	$0	$5,625	$191

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Utilities	$5,625	Third Party Vendor	Broker Quote	97.00

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$263	$0	$0	$0	$263

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$607	$0	$0	$0	$607

Net Change in Unrealized Appreciation on Derivatives:
Net change in unrealized appreciation on swaps	$0	$359	$0	$0	$0	$359

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $359 as reported in the Notes to Schedule of Investments.

54	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 95.4%

BANKING & FINANCE 33.6%

Allstate Corp.
7.450% due 05/16/2019	$750	$984

American Express Co.
6.150% due 08/28/2017	1,175	1,417

American Honda Finance Corp.
2.600% due 09/20/2016	1,380	1,447

American International Group, Inc.
4.250% due 09/15/2014	100	105
5.850% due 01/16/2018	840	995
6.400% due 12/15/2020	1,000	1,242

Banco do Brasil S.A.
6.000% due 01/22/2020	1,000	1,172

Bank of America Corp.
3.875% due 03/22/2017	250	271
5.625% due 07/01/2020	600	712
6.500% due 08/01/2016	375	433
7.375% due 05/15/2014	300	325

Bank of New York Mellon Corp.
1.969% due 06/20/2017	750	774

Bank of Nova Scotia
3.400% due 01/22/2015	800	844

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	500	520

Barclays Bank PLC
6.050% due 12/04/2017	2,000	2,222

Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	333

Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	368

BNP Paribas S.A.
3.600% due 02/23/2016	1,140	1,207

Boeing Capital Corp.
3.250% due 10/27/2014	1,085	1,139

Capital One Capital
8.875% due 05/15/2040	1,200	1,200

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	820	874

Citigroup, Inc.
5.375% due 08/09/2020	40	47
5.500% due 02/15/2017	1,000	1,109
6.010% due 01/15/2015	300	328
8.125% due 07/15/2039	1,025	1,536
8.500% due 05/22/2019	1,000	1,345

Commonwealth Bank of Australia
1.950% due 03/16/2015	1,500	1,540

Credit Suisse
4.375% due 08/05/2020	500	571
5.000% due 05/15/2013	830	844

Deutsche Bank AG
3.250% due 01/11/2016	500	529

Duke Realty LP
3.875% due 10/15/2022	250	255

Fidelity National Financial, Inc.
5.500% due 09/01/2022	600	665

Ford Motor Credit Co. LLC
2.500% due 01/15/2016	500	506
5.875% due 08/02/2021	1,500	1,748
8.700% due 10/01/2014	200	225

General Electric Capital Corp.
2.300% due 04/27/2017	250	259
5.500% due 01/08/2020	1,960	2,322
6.750% due 03/15/2032	1,000	1,300

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	$450	$466
5.375% due 03/15/2020	2,545	2,919
6.750% due 10/01/2037	750	851

Hospitality Properties Trust
5.000% due 08/15/2022	500	529

HSBC Bank USA N.A.
4.625% due 04/01/2014	320	334
4.875% due 08/24/2020	1,960	2,186

Hutchison Whampoa International Ltd.
4.625% due 01/13/2022	1,000	1,119

ING Bank NV
4.000% due 03/15/2016	500	532

Itau Unibanco Holding S.A.
5.650% due 03/19/2022	500	527

John Deere Capital Corp.
2.950% due 03/09/2015	100	105
3.900% due 07/12/2021	275	307
5.750% due 09/10/2018	200	244

JPMorgan Chase & Co.
3.700% due 01/20/2015	2,380	2,507
5.400% due 01/06/2042	750	905

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,030	1,175

Kimco Realty Corp.
6.875% due 10/01/2019	940	1,162

LeasePlan Corp. NV
3.000% due 10/23/2017	1,000	1,010

Lloyds TSB Bank PLC
5.800% due 01/13/2020	1,000	1,171

Macquarie Bank Ltd.
6.625% due 04/07/2021	730	807

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,206
7.750% due 05/14/2038	900	1,172

MetLife, Inc.
5.700% due 06/15/2035	400	489
5.875% due 02/06/2041	510	646

Moody’s Corp.
5.500% due 09/01/2020	300	335

Morgan Stanley
5.500% due 07/24/2020	1,775	1,998
7.300% due 05/13/2019	1,230	1,496

MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (b)	500	552

Nomura Holdings, Inc.
6.700% due 03/04/2020	660	771

Nordea Bank AB
4.875% due 01/14/2021	1,410	1,637

PNC Funding Corp.
3.300% due 03/08/2022	250	264

ProLogis LP
6.625% due 05/15/2018	710	858

Prudential Financial, Inc.
4.750% due 09/17/2015	1,125	1,234

Rabobank Group
5.250% due 05/24/2041	910	1,070

Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	1,145

Simon Property Group LP
5.650% due 02/01/2020	100	120
6.750% due 05/15/2014	1,180	1,259

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

SLM Corp.
6.250% due 01/25/2016	$750	$819
7.250% due 01/25/2022	500	554

Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	690

UBS AG
5.750% due 04/25/2018	870	1,034

Ventas Realty LP
4.000% due 04/30/2019	250	269

Wachovia Bank N.A.
6.600% due 01/15/2038	500	687

Wachovia Corp.
5.500% due 05/01/2013	810	824

		73,698

INDUSTRIALS 49.4%

AbbVie, Inc.
2.900% due 11/06/2022	1,500	1,529

Alcoa, Inc.
6.150% due 08/15/2020	815	891

Altria Group, Inc.
9.250% due 08/06/2019	939	1,307

America Movil S.A.B. de C.V.
6.125% due 03/30/2040	680	899

American Tower Corp.
4.500% due 01/15/2018	670	735

Amgen, Inc.
3.450% due 10/01/2020	920	986
3.625% due 05/15/2022	1,000	1,076
6.150% due 06/01/2018	200	243

Anadarko Petroleum Corp.
6.375% due 09/15/2017	1,200	1,434

Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	1,000	1,200

Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	925	1,236

AstraZeneca PLC
1.950% due 09/18/2019	500	507

Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	1,200	1,346

BG Energy Capital PLC
5.125% due 10/15/2041	1,240	1,449

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	1,000	1,276

Boeing Co.
3.500% due 02/15/2015	400	424

Boston Scientific Corp.
4.500% due 01/15/2015	1,270	1,351

Bottling Group LLC
6.950% due 03/15/2014	975	1,049

Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	430

Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,140	1,351

Caterpillar, Inc.
3.803% due 08/15/2042	903	901

Cenovus Energy, Inc.
6.750% due 11/15/2039	760	1,030

CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	980	1,115

Cisco Systems, Inc.
4.450% due 01/15/2020	270	313

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	$1,064

Coca-Cola Co.
1.650% due 03/14/2018	250	256

Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	830	854

Comcast Corp.
5.700% due 05/15/2018	1,000	1,203
5.700% due 07/01/2019	400	488
6.950% due 08/15/2037	750	1,018

ConocoPhillips
5.750% due 02/01/2019	1,220	1,501

Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	750	789

Corning, Inc.
5.750% due 08/15/2040	785	937

Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	500	506

CSX Corp.
6.220% due 04/30/2040	1,200	1,550

CVS Caremark Corp.
6.125% due 09/15/2039	1,350	1,729

Danaher Corp.
1.300% due 06/23/2014	1,265	1,279

Deere & Co.
6.950% due 04/25/2014	1,000	1,084

Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,250	1,323

Devon Energy Corp.
3.250% due 05/15/2022	750	783

DIRECTV Holdings LLC
3.125% due 02/15/2016	1,300	1,362

Discovery Communications LLC
5.050% due 06/01/2020	250	289

Dow Chemical Co.
5.250% due 11/15/2041	1,000	1,116
5.900% due 02/15/2015	740	817
7.600% due 05/15/2014	116	127

Eli Lilly & Co.
5.950% due 11/15/2037	930	1,220

Encana Corp.
5.150% due 11/15/2041	630	678

Energy Transfer Partners LP
8.500% due 04/15/2014	1,074	1,168

Ensco PLC
4.700% due 03/15/2021	940	1,059

Enterprise Products Operating LLC
5.200% due 09/01/2020	750	896

General Electric Co.
5.250% due 12/06/2017	1,280	1,510

Gilead Sciences, Inc.
4.400% due 12/01/2021	750	856

Hewlett-Packard Co.
2.125% due 09/13/2015	1,110	1,110

Home Depot, Inc.
5.400% due 03/01/2016	1,280	1,463

Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	500	726

International Business Machines Corp.
1.000% due 08/05/2013	510	512
4.000% due 06/20/2042	567	601
5.600% due 11/30/2039	29	37

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

International Paper Co.
7.500% due 08/15/2021	$1,030	$1,349

Johnson & Johnson
5.550% due 08/15/2017	500	604

KazMunayGas National Co.
7.000% due 05/05/2020	1,000	1,250

Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	1,110	1,295

Kraft Foods Group, Inc.
6.125% due 08/23/2018	500	613

Kroger Co.
6.150% due 01/15/2020	1,100	1,341

L-3 Communications Corp.
4.750% due 07/15/2020	730	814

Lockheed Martin Corp.
4.250% due 11/15/2019	1,160	1,309

Marriott International, Inc.
6.200% due 06/15/2016	100	115

Medtronic, Inc.
4.450% due 03/15/2020	250	291

Merck & Co., Inc.
5.000% due 06/30/2019	735	885

Microsoft Corp.
1.625% due 09/25/2015	1,170	1,205

Mondelez International, Inc.
4.125% due 02/09/2016	100	109
5.375% due 02/10/2020	200	242
6.500% due 02/09/2040	850	1,143

News America, Inc.
6.400% due 12/15/2035	1,000	1,242

Noble Holding International Ltd.
4.625% due 03/01/2021	860	948
4.900% due 08/01/2020	100	113

Norfolk Southern Corp.
3.250% due 12/01/2021	100	105

Novartis Capital Corp.
2.900% due 04/24/2015	660	694

Oracle Corp.
3.750% due 07/08/2014	940	987

Pemex Project Funding Master Trust
5.750% due 03/01/2018	995	1,167

PepsiCo, Inc.
1.250% due 08/13/2017	250	251
3.100% due 01/15/2015	300	315
5.500% due 01/15/2040	400	505

Petrobras International Finance Co.
5.750% due 01/20/2020	500	571
6.875% due 01/20/2040	1,120	1,430

Pfizer, Inc.
6.200% due 03/15/2019	1,100	1,391

Philip Morris International, Inc.
5.650% due 05/16/2018	1,300	1,577

Procter & Gamble Co.
3.500% due 02/15/2015	1,390	1,477

Republic Services, Inc.
5.250% due 11/15/2021	320	377

Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	294
6.500% due 07/15/2018	950	1,187

Roche Holdings, Inc.
6.000% due 03/01/2019	1,390	1,731

Rogers Communications, Inc.
6.800% due 08/15/2018	680	861

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

SABMiller Holdings, Inc.
1.850% due 01/15/2015	$500	$510

Southern Copper Corp.
6.750% due 04/16/2040	700	848

Stanley Black & Decker, Inc.
2.900% due 11/01/2022	500	506

Statoil ASA
3.125% due 08/17/2017	300	327

Target Corp.
3.875% due 07/15/2020	250	280

Teck Resources Ltd.
4.750% due 01/15/2022	1,000	1,101

Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	300	302
3.729% due 04/27/2015	200	206
5.462% due 02/16/2021	500	534

Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021	750	798

Time Warner Cable, Inc.
5.000% due 02/01/2020	400	466
5.875% due 11/15/2040	1,000	1,166
8.750% due 02/14/2019	250	337

Time Warner, Inc.
3.150% due 07/15/2015	1,190	1,259
4.900% due 06/15/2042	1,000	1,074

Total Capital S.A.
3.000% due 06/24/2015	680	719

TransCanada PipeLines Ltd.
3.800% due 10/01/2020	840	938

Transocean, Inc.
4.950% due 11/15/2015	300	329
6.500% due 11/15/2020	580	703

Union Pacific Corp.
4.750% due 09/15/2041	875	982

United Parcel Service, Inc.
3.875% due 04/01/2014	1,500	1,564

United Technologies Corp.
3.100% due 06/01/2022	500	530

UnitedHealth Group, Inc.
6.875% due 02/15/2038	850	1,168

Vale Overseas Ltd.
4.375% due 01/11/2022	250	268
6.875% due 11/21/2036	640	795

Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	104
5.375% due 04/05/2017	380	450
5.625% due 04/15/2041	100	131
6.200% due 04/15/2038	900	1,224

Walgreen Co.
1.800% due 09/15/2017	500	503

Walt Disney Co.
0.875% due 12/01/2014	500	504

Weatherford International Ltd.
5.125% due 09/15/2020	630	695

WellPoint, Inc.
3.125% due 05/15/2022	500	506

WPP Finance UK
8.000% due 09/15/2014	210	232

Xstrata Finance Canada Ltd.
4.000% due 10/25/2022	500	506

		108,342

56	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UTILITIES 12.4%

AT&T, Inc.
2.500% due 08/15/2015	$110	$115
6.300% due 01/15/2038	2,500	3,208

BP Capital Markets PLC
3.245% due 05/06/2022	1,000	1,055
4.500% due 10/01/2020	300	346
5.250% due 11/07/2013	350	364

Commonwealth Edison Co.
4.000% due 08/01/2020	770	861

Consumers Energy Co.
2.850% due 05/15/2022	500	517

Dominion Resources, Inc.
4.450% due 03/15/2021	1,235	1,424

Duke Energy Corp.
2.150% due 11/15/2016	1,160	1,200

E.ON International Finance BV
5.800% due 04/30/2018	1,120	1,362

Electricite de France S.A.
4.600% due 01/27/2020	500	562

Enel Finance International NV
6.250% due 09/15/2017	340	378

Entergy Corp.
5.125% due 09/15/2020	300	326

Exelon Generation Co. LLC
6.200% due 10/01/2017	100	118

FirstEnergy Corp.
7.375% due 11/15/2031	1,210	1,564

France Telecom S.A.
4.125% due 09/14/2021	500	551

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,680	1,804

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	365	461

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Pacific Gas & Electric Co.
3.500% due 10/01/2020	$330	$362
5.800% due 03/01/2037	780	966

Pennsylvania Electric Co.
5.200% due 04/01/2020	70	81

Petroleos Mexicanos
4.875% due 01/24/2022	1,000	1,131

Plains All American Pipeline LP
5.150% due 06/01/2042	500	564

Progress Energy, Inc.
4.400% due 01/15/2021	605	675

Sempra Energy
2.300% due 04/01/2017	500	520

Shell International Finance BV
3.100% due 06/28/2015	1,370	1,452
4.375% due 03/25/2020	230	267

Southern California Edison Co.
3.875% due 06/01/2021	500	565

Southern Power Co.
5.150% due 09/15/2041	1,365	1,539

Southwestern Public Service Co.
6.000% due 10/01/2036	1,000	1,248

Telecom Italia Capital S.A.
6.000% due 09/30/2034	500	491

TNK-BP Finance S.A.
7.500% due 07/18/2016	750	872

Verizon Communications, Inc.
8.750% due 11/01/2018	41	57

Vodafone Group PLC
4.375% due 03/16/2021	210	243

		27,249

Total Corporate Bonds & Notes (Cost $197,480)		209,289

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 2.8%

JPMorgan Securities, Inc.
0.250% due 01/02/2013	$5,700	$5,700
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.500% due 06/30/2016 valued at $5,826. Repurchase proceeds are $5,700.)

State Street Bank and Trust Co.
0.010% due 01/02/2013	520	520
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.125% due 11/15/2041 valued at $534. Repurchase proceeds are $520.)

		6,220

U.S. TREASURY BILLS 0.9%
0.181% due 08/22/2013 - 10/17/2013 (a)(c)	1,840	1,838

Total Short-Term Instruments (Cost $8,057)		8,058

Total Investments 99.1% (Cost $205,537)		$217,347

Other Assets and Liabilities (Net) 0.9%		1,956

Net Assets 100.0%		$219,303

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Centrally cleared swap agreements outstanding as of December 31, 2012:

Securities with an aggregate market value of $240 and cash of $19 have been pledged as collateral for the following open centrally cleared swaps as of December 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.IG-19 10-Year Index	1.000%	12/20/2022	$10,000	$(310)	$(74)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	57

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$73,698	$0	$73,698
Industrials	0	107,553	789	108,342
Utilities	0	27,249	0	27,249
Short-Term Instruments
Repurchase Agreements	0	6,220	0	6,220
U.S. Treasury Bills	0	1,838	0	1,838
	$0	$216,558	$789	$217,347
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(74)	$0	$(74)
Totals	$0	$216,484	$789	$217,273

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,498	$(792)	$0	$43	$40	$0	$0	$789	$40

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Industrials	$789	Third Party Vendor	Broker Quote	105.25

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(e) Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$13	$0	$0	$0	$13

58	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on swaps	$0	$17	$0	$0	$0	$17

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(74)	$0	$0	$0	$(74)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statements of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative (depreciation) of $(74) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	59

Schedule of Investments PIMCO Australia Bond Index Exchange-Traded Fund

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 62.8%

CORPORATE BONDS & NOTES 16.0%

Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	AUD	500	$567

Commonwealth Bank of Australia
5.750% due 01/25/2017		500	560
6.500% due 07/21/2015		500	556

National Australia Bank Ltd.
7.250% due 03/07/2018		500	591

Suncorp-Metway Ltd.
4.000% due 11/09/2018		500	517

Telstra Corp. Ltd.
6.250% due 04/15/2015		1,700	1,870

Westpac Banking Corp.
5.750% due 02/06/2017		500	559
6.500% due 11/09/2015		500	560

Woolworths Ltd.
6.000% due 03/21/2019		500	566

			6,346

SOVEREIGN ISSUES 46.8%

Australia Government Bond
5.250% due 03/15/2019		600	705
5.500% due 01/21/2018		500	584
5.500% due 04/21/2023		1,600	1,983
5.750% due 05/15/2021		300	371

New South Wales Treasury Corp.
4.000% due 02/20/2017		500	533
5.500% due 08/01/2013		1,100	1,159
6.000% due 04/01/2016		1,000	1,128
6.000% due 02/01/2018		1,500	1,742

Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	561

Queensland Treasury Corp.
5.500% due 06/21/2021		1,300	1,480
6.000% due 02/21/2018		500	576
6.250% due 02/21/2020		500	592

South Australian Government Financing Authority
5.750% due 09/20/2017		1,000	1,134

Tasmanian Public Finance
5.500% due 06/23/2014		300	323

Treasury Corp. of Victoria
5.500% due 11/15/2018		1,400	1,607
5.500% due 12/17/2024		1,800	2,104

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Western Australia Treasury Corp.
5.500% due 04/23/2014	AUD	900	$965
7.000% due 10/15/2019		800	997

			18,544

Total Australia (Cost $24,019)			24,890

CANADA 2.8%

SOVEREIGN ISSUES 2.8%

Export Development Canada
3.250% due 08/08/2017		500	518

Province of Ontario
6.250% due 09/29/2020		500	587

Total Canada (Cost $1,096)			1,105

GERMANY 8.5%

CORPORATE BONDS & NOTES 8.5%

KFW
3.750% due 08/10/2017		500	522
6.000% due 01/19/2016		1,000	1,118
6.000% due 08/20/2020		500	584

Landwirtschaftliche Rentenbank
6.500% due 04/12/2017		1,000	1,155

Total Germany (Cost $3,334)			3,379

NETHERLANDS 1.4%

CORPORATE BONDS & NOTES 1.4%

Rabobank Group
6.500% due 04/20/2015		500	549

Total Netherlands (Cost $539)			549

NORWAY 3.9%

SOVEREIGN ISSUES 3.9%

Kommunalbanken A/S
6.500% due 04/12/2021		1,300	1,557

Total Norway (Cost $1,555)			1,557

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
SUPRANATIONAL 17.1%

CORPORATE BONDS & NOTES 17.1%

African Development Bank
5.750% due 01/25/2016	AUD	1,000	$1,110

Asian Development Bank
5.250% due 05/13/2014		500	535
6.000% due 02/22/2018		500	582

Council of Europe Development Bank
6.000% due 10/08/2020		500	566

European Investment Bank
6.250% due 04/15/2015		1,100	1,214
6.250% due 06/08/2021		500	586

Inter-American Development Bank
5.375% due 05/27/2014		1,000	1,073

International Finance Corp.
5.750% due 06/24/2014		500	540

Nordic Investment Bank
6.000% due 08/20/2014		500	544

Total Supranational (Cost $6,552)			6,750

SWEDEN 1.3%

CORPORATE BONDS & NOTES 1.3%

Stadshypotek AB
4.250% due 10/10/2017		500	521

Total Sweden (Cost $521)			521

UNITED KINGDOM 2.0%

CORPORATE BONDS & NOTES 2.0%

HSBC Bank PLC
6.750% due 03/12/2015		700	774

Total United Kingdom (Cost $728)			774

Total Investments 99.8% (Cost $38,344)			$39,525

Other Assets and Liabilities (Net) 0.2%			68

Net Assets 100.0%			$39,593

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$6,346	$0	$6,346
Sovereign Issues	0	18,544	0	18,544
Canada
Sovereign Issues	0	1,105	0	1,105
Germany
Corporate Bonds & Notes	0	3,379	0	3,379

60	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Netherlands
Corporate Bonds & Notes	$0	$549	$0	$549
Norway
Sovereign Issues	0	1,557	0	1,557
Supranational
Corporate Bonds & Notes	0	6,750	0	6,750
Sweden
Corporate Bonds & Notes	0	521	0	521
United Kingdom
Corporate Bonds & Notes	0	774	0	774
	$0	$39,525	$0	$39,525

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

(b)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on foreign currency transactions	$0	$0	$0	$(43)	$0	$(43)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(1)	$0	$(1)

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	61

Schedule of Investments PIMCO Canada Bond Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CANADA 98.5%

SOVEREIGN ISSUES 98.5%

Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	595	$672

Canada Government Bond
2.000% due 12/01/2014		300	307
2.000% due 06/01/2016		940	967
2.000% due 12/01/2041 (a)		352	511
2.500% due 09/01/2013		1,840	1,867
4.000% due 06/01/2041		630	847
5.750% due 06/01/2033		130	203

Canada Housing Trust
1.850% due 12/15/2016		370	376
2.750% due 06/15/2016		1,490	1,562

Canada Post Corp.
4.080% due 07/16/2025		320	375

City of Montreal Canada
5.450% due 12/01/2019		1,045	1,219

City of Toronto Canada
4.500% due 12/02/2019		1,090	1,225

Hydro-Quebec
5.000% due 02/15/2045		1,090	1,409

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Municipal Finance Authority of British Columbia
3.100% due 06/01/2014	CAD	1,320	$1,359

Province of Alberta
2.750% due 12/01/2014		105	109
4.000% due 12/01/2019		550	619

Province of British Columbia
4.100% due 12/18/2019		830	937
4.300% due 06/18/2042		380	453

Province of Manitoba
4.400% due 09/05/2025		1,125	1,292

Province of New Brunswick
4.500% due 06/02/2020		1,135	1,301

Province of Newfoundland
4.650% due 10/17/2040		905	1,116

Province of Nova Scotia
4.100% due 06/01/2021		780	874
4.400% due 06/01/2042		460	544

Province of Ontario
3.150% due 06/02/2022		610	635
4.000% due 06/02/2021		700	779
4.650% due 06/02/2041		780	962
5.850% due 03/08/2033		1,545	2,111

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Province of Quebec
3.500% due 12/01/2022	CAD	1,320	$1,398
5.000% due 12/01/2041		230	292
6.250% due 06/01/2032		150	209

Province of Saskatchewan
5.800% due 09/05/2033		895	1,252

Regional Municipality of Peel Ontario
5.100% due 06/29/2040		460	565

Regional Municipality of York
4.000% due 06/30/2021		630	684

Total Canada (Cost $28,305)			29,031

Total Investments 98.5% (Cost $28,305)			$29,031

Other Assets and Liabilities (Net) 1.5%			454

Net Assets 100.0%			$29,485

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.
(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Canada
Sovereign Issues	$0	$29,031	$0	$29,031

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

(c)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on foreign currency transactions	$0	$0	$0	$45	$0	$45

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(1)	$0	$(1)

(1)	See note 6 in the Notes to Financial Statements for additional information.

62	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Germany Bond Index Exchange-Traded Fund

(Unaudited)

December 31, 2012

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
GERMANY 81.2%

CORPORATE BONDS & NOTES 43.6%

Bayerische Landesbank
3.375% due 09/04/2017	EUR	80	$119

Deutsche Bank AG
5.125% due 08/31/2017		50	78

Deutsche Pfandbriefbank AG
3.750% due 05/31/2013		60	80

Deutsche Postbank AG
3.750% due 02/12/2014		20	27

Dexia Kommunalbank Deutschland AG
1.875% due 03/11/2013		20	27

Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013		20	27

Eurogrid GmbH
3.875% due 10/22/2020		50	75

Evonik Industries AG
7.000% due 10/14/2014		20	29

HSH Nordbank AG
4.375% due 02/18/2014		40	55

Hypothekenbank Frankfurt AG
3.750% due 03/24/2014		50	69
4.500% due 08/28/2013		60	81

K+S AG
5.000% due 09/24/2014		10	14

KFW
2.500% due 01/17/2022		140	203
3.625% due 01/20/2020		30	46

Landeskreditbank Baden-Wuerttemberg Foerderbank
4.125% due 04/15/2013		70	93

LBBW
3.750% due 02/12/2014		20	27

Merck Financial Services GmbH
3.375% due 03/24/2015		30	42

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Metro AG
7.625% due 03/05/2015	EUR	10	$15

Norddeutsche Landesbank
3.250% due 01/18/2021		40	60

UniCredit Bank AG
2.625% due 05/31/2017		60	86

Voith GmbH
5.375% due 06/21/2017		20	31

Volkswagen Financial Services AG
6.875% due 01/15/2014		40	56

			1,340

SOVEREIGN ISSUES 37.6%

Republic of Germany
1.750% due 07/04/2022		100	138
2.250% due 09/04/2021		110	159
3.750% due 10/17/2013		70	95
3.750% due 01/04/2019		100	157
5.625% due 01/04/2028		20	39

State of Berlin
3.500% due 02/13/2014		90	123

State of Brandenburg
3.625% due 01/26/2015		30	42

State of Hesse
2.250% due 01/29/2014		70	94

State of North Rhine-Westphalia
2.875% due 05/20/2016		130	186
3.500% due 07/07/2021		60	92

State of Saxony-Anhalt
4.000% due 09/26/2016		20	30

			1,155

Total Germany (Cost $2,430)			2,495

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NETHERLANDS 16.7%

CORPORATE BONDS & NOTES 16.7%

Bayer Capital Corp. BV
4.625% due 09/26/2014	EUR	20	$28

BMW Finance NV
8.875% due 09/19/2013		50	70

Deutsche Bahn Finance BV
4.875% due 03/12/2019		50	80

Deutsche Telekom International Finance BV
7.500% due 01/24/2033		40	83

E.ON International Finance BV
4.875% due 01/28/2014		20	28
6.375% due 05/29/2017		20	32

Enbw International Finance BV
4.125% due 07/07/2015		30	43

Lanxess Finance BV
7.750% due 04/09/2014		20	29

Metro Finance BV
4.250% due 02/22/2017		20	29

RWE Finance BV
5.125% due 07/23/2018		20	32

Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018		10	16

Volkswagen International Finance NV
7.000% due 02/09/2016		10	16

Wuerth Finance International BV
3.750% due 05/25/2018		20	29

Total Netherlands (Cost $496)			515

Total Investments 97.9% (Cost $2,926)			$3,010

Other Assets and Liabilities (Net) 2.1%			64

Net Assets 100.0%			$3,074

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Germany
Corporate Bonds & Notes	$0	$1,340	$0	$1,340
Sovereign Issues	0	1,155	0	1,155
Netherlands
Corporate Bonds & Notes	0	515	0	515
	$0	$3,010	$0	$3,010

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	63

Schedule of Investments PIMCO Germany Bond Index Exchange-Traded Fund (Cont.)

(Unaudited)

December 31, 2012

(b)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on foreign currency transactions	$0	$0	$0	$0	$0	$0

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$0	$0	$0

(1)	See note 6 in the Notes to Financial Statements for additional information.

64	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Build America Bond Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 91.7%

CALIFORNIA 38.2%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$444

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	1,500	2,188

California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	690	996

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	1,000	1,446

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,277

Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	965

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	2,000	2,804

Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	450	541

Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
6.156% due 05/15/2036	1,000	1,241

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	903

University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	1,500	1,960

University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	593
6.548% due 05/15/2048	500	666

		16,024

DISTRICT OF COLUMBIA 0.8%

Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	256	311

ILLINOIS 4.9%

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,000	1,215

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	$655	$829

		2,044

KENTUCKY 3.2%

Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Bonds, (BABs), Series 2010
6.250% due 05/15/2043	1,000	1,332

MINNESOTA 1.2%

Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	521

NEBRASKA 0.9%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	358

NEW JERSEY 8.7%

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,612	2,325

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2010
6.561% due 12/15/2040	1,000	1,339

		3,664

NEW YORK 19.3%

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	1,290	1,520

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	620
6.668% due 11/15/2039	1,200	1,565

New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	1,400	1,727

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,250	1,669

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	1,000	988

		8,089

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
OHIO 9.3%

American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	$1,550	$1,855
8.084% due 02/15/2050	1,390	2,043

		3,898

PENNSYLVANIA 2.8%

Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	1,000	1,191

TEXAS 0.8%

Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	352

WASHINGTON 1.6%

Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	687

Total Municipal Bonds & Notes (Cost $36,472)		38,471

SHORT-TERM INSTRUMENTS 7.5%

REPURCHASE AGREEMENTS 6.8%

JPMorgan Securities, Inc.
0.250% due 01/02/2013	2,600	2,600
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 1.875% due 08/31/2017 valued at $2,656. Repurchase proceeds are $2,600.)

State Street Bank and Trust Co.
0.010% due 01/02/2013	257	257
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.125% due 11/15/2041 valued at $264. Repurchase proceeds are $257.)

		2,857

U.S. TREASURY BILLS 0.7%
0.183% due 11/14/2013	300	299

Total Short-Term Instruments (Cost $3,156)		3,156

Total Investments 99.2% (Cost $39,628)		$41,627

Other Assets and Liabilities (Net) 0.8%		348

Net Assets 100.0%		$41,975

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$16,024	$0	$16,024
District of Columbia	0	311	0	311
Illinois	0	2,044	0	2,044

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	65

Schedule of Investments PIMCO Build America Bond Exchange-Traded Fund (Cont.)

(Unaudited)

December 31, 2012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Kentucky	$0	$1,332	$0	$1,332
Minnesota	0	521	0	521
Nebraska	0	358	0	358
New Jersey	0	3,664	0	3,664
New York	0	8,089	0	8,089
Ohio	0	3,898	0	3,898
Pennsylvania	0	1,191	0	1,191
Texas	0	352	0	352
Washington	0	687	0	687
Short-Term Instruments
Repurchase Agreements	0	2,857	0	2,857
U.S. Treasury Bills	0	299	0	299
	$0	$41,627	$0	$41,627

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

66	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Enhanced Short Maturity Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 58.0%

BANKING & FINANCE 28.8%

Achmea Hypotheekbank NV
0.663% due 11/03/2014	$500	$	500
3.200% due 11/03/2014	662		694

American Express Centurion Bank
0.760% due 11/13/2015	15,000		14,989

American Express Co.
7.250% due 05/20/2014	2,700		2,939

American Honda Finance Corp.
0.762% due 05/08/2014	4,000		4,018
1.450% due 02/27/2015	13,775		14,002

American International Group, Inc.
3.650% due 01/15/2014	4,000		4,109
3.750% due 11/30/2013	750		770
4.250% due 05/15/2013	15,332		15,524
4.250% due 09/15/2014	5,925		6,247

Arbejdernes Landsbank
0.901% due 07/09/2013	2,500		2,503

ASIF Global Financing
4.900% due 01/17/2013	3,100		3,104

Bank of Montreal
1.300% due 10/31/2014	7,500		7,623

Bank of Nova Scotia
1.750% due 03/22/2017	5,300		5,481
2.375% due 12/17/2013	3,220		3,282

Caisse Centrale Desjardins du Quebec
1.600% due 03/06/2017	1,400		1,438
2.550% due 03/24/2016	10,000		10,590

Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	7,480		7,548
1.500% due 12/12/2014	15,000		15,318

Citigroup, Inc.
0.436% due 03/07/2014	2,175		2,162
2.310% due 08/13/2013	2,900		2,928
6.000% due 12/13/2013	2,645		2,772
6.500% due 08/19/2013	9,160		9,478

DanFin Funding Ltd.
1.034% due 07/16/2013	28,500		28,580

Dexia Credit Local S.A.
0.711% due 03/05/2013	3,000		2,996
2.000% due 03/05/2013	8,000		8,007
2.750% due 04/29/2014	5,000		5,104

DNB Boligkreditt A/S
2.100% due 10/14/2016	6,000		6,225

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,320		9,910

Export-Import Bank of Korea
1.250% due 11/20/2015	5,000		5,021
2.110% due 03/21/2015	7,000		6,980

Ford Motor Credit Co. LLC
2.500% due 01/15/2016	400		405
7.000% due 10/01/2013	10,428		10,924
7.000% due 04/15/2015	3,500		3,911
8.700% due 10/01/2014	5,100		5,737

General Electric Capital Corp.
0.309% due 09/20/2013	1,000		998
0.911% due 12/11/2015	11,500		11,522
0.981% due 04/07/2014	4,174		4,198
1.060% due 08/11/2015	2,000		2,007

Goldman Sachs Group, Inc.
0.911% due 09/29/2014	1,225		1,220
1.312% due 02/07/2014	1,000		1,003
1.312% due 11/21/2014	6,000		6,020

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
5.500% due 11/15/2014	$250	$	270

Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	2,000		2,006

HSBC Bank PLC
1.625% due 07/07/2014	6,900		7,033

HSBC Finance Corp.
0.590% due 01/15/2014	545		543
4.750% due 07/15/2013	2,200		2,246

HSBC USA, Inc.
2.375% due 02/13/2015	10,000		10,291

John Deere Capital Corp.
0.478% due 06/16/2014	600		601

JPMorgan Chase & Co.
0.985% due 10/15/2015	15,000		15,019
2.050% due 01/24/2014	10,000		10,159

Merrill Lynch & Co., Inc.
5.000% due 01/15/2015	500		534
5.450% due 02/05/2013	3,000		3,013

Metropolitan Life Global Funding
0.659% due 03/19/2014	7,800		7,810
5.125% due 06/10/2014	3,902		4,150

Monumental Global Funding
0.485% due 10/25/2013	1,250		1,249

Morgan Stanley
0.651% due 01/09/2014	12,055		11,973
1.916% due 01/24/2014	6,770		6,815
2.810% due 05/14/2013	6,433		6,478
2.875% due 07/28/2014	250		256
5.300% due 03/01/2013	3,000		3,017

Nederlandse Waterschapsbank NV
0.592% due 05/23/2015	5,000		5,003
0.712% due 05/27/2014	5,000		5,009

NIBC Bank NV
0.691% due 12/02/2014	5,290		5,277
2.800% due 12/02/2014	30,034		31,198

Norddeutsche Landesbank
0.875% due 10/16/2015	13,000		13,036

Nordea Bank AB
1.240% due 01/14/2014	360		363

Nordea Eiendomskreditt A/S
0.771% due 04/07/2015	7,710		7,707
1.875% due 04/07/2014	22,225		22,634
2.125% due 09/22/2017	4,000		4,177

PNC Funding Corp.
0.513% due 01/31/2014	2,500		2,502

Pricoa Global Funding
0.510% due 09/27/2013	3,600		3,603

Principal Life Global Funding
0.976% due 07/09/2014	2,000		2,000

Prudential Covered Trust
2.997% due 09/30/2015	11,400		11,829

Rabobank Group
2.500% due 12/12/2013	2,500		2,543

Royal Bank of Canada
0.625% due 12/05/2016	5,000		4,990
1.200% due 09/19/2017	10,000		10,032

Santander U.S. Debt S.A.U.
2.485% due 01/18/2013	2,000		2,000

SLM Corp.
5.000% due 10/01/2013	15,960		16,419

SSIF Nevada LP
1.040% due 04/14/2014	10,000		10,059

Stadshypotek AB
0.861% due 09/30/2013	13,010		13,046

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
1.450% due 09/30/2013	$12,575	$	12,670
1.875% due 10/02/2019	2,000		2,001

Standard Chartered PLC
1.260% due 05/12/2014	850		853
3.200% due 05/12/2016	7,000		7,365
3.850% due 04/27/2015	1,750		1,849
5.500% due 11/18/2014	6,700		7,227

Sun Life Financial Global Funding LP
0.561% due 10/06/2013	20,750		20,738

Svensk Exportkredit AB
0.793% due 08/06/2015	1,000		1,003
0.961% due 03/09/2015	16,500		16,586
1.060% due 08/14/2014	1,000		1,011
1.750% due 10/20/2015	6,000		6,163

Swedbank Hypotek AB
0.760% due 03/28/2014	12,230		12,278
2.950% due 03/28/2016	3,800		4,048

Union Bank N.A.
2.125% due 12/16/2013	2,700		2,743

WEA Finance LLC
7.500% due 06/02/2014	1,800		1,959

Westpac Banking Corp.
2.900% due 09/10/2014	1,000		1,041

			625,212

INDUSTRIALS 24.8%

AbbVie, Inc.
1.072% due 11/06/2015	13,400		13,564
1.200% due 11/06/2015	3,000		3,022

Altria Group, Inc.
8.500% due 11/10/2013	3,081		3,283

Amgen, Inc.
1.875% due 11/15/2014	15,000		15,347
4.850% due 11/18/2014	3,200		3,445

Anadarko Petroleum Corp.
5.750% due 06/15/2014	1,000		1,064
7.625% due 03/15/2014	3,000		3,226

Anglo American Capital PLC
2.150% due 09/27/2013	6,760		6,809
9.375% due 04/08/2014	8,539		9,390

Anheuser-Busch InBev Worldwide, Inc.
0.863% due 01/27/2014	7,770		7,813
1.500% due 07/14/2014	500		507
5.375% due 11/15/2014	5,100		5,539

Barrick Gold Corp.
1.750% due 05/30/2014	4,975		5,046

Barrick Gold Financeco LLC
6.125% due 09/15/2013	6,670		6,919

BAT International Finance PLC
8.125% due 11/15/2013	2,175		2,308

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,230		1,307

BMW Australia Finance Ltd.
0.912% due 02/25/2013	3,000		3,001

Boston Scientific Corp.
4.500% due 01/15/2015	5,300		5,636
5.450% due 06/15/2014	10,213		10,862

Campbell Soup Co.
0.613% due 08/01/2014	16,300		16,365

Canadian Natural Resources Ltd.
5.150% due 02/01/2013	4,128		4,143

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	67

Schedule of Investments PIMCO Enhanced Short Maturity Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Canadian Oil Sands Ltd.
5.800% due 08/15/2013	$1,000	$	1,032

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	6,030		6,125

Comcast Cable Holdings LLC
7.875% due 08/01/2013	1,000		1,042

Covidien International Finance S.A.
1.350% due 05/29/2015	5,500		5,578
1.875% due 06/15/2013	4,890		4,924
2.800% due 06/15/2015	3,000		3,139

COX Communications, Inc.
4.625% due 06/01/2013	2,885		2,935
5.450% due 12/15/2014	1,465		1,598
5.500% due 10/01/2015	792		890

CRH America, Inc.
5.300% due 10/15/2013	4,135		4,272

CSN Islands Corp.
9.750% due 12/16/2013	2,900		3,136

CSX Corp.
5.300% due 02/15/2014	400		419
5.500% due 08/01/2013	7,268		7,473

Diageo Capital PLC
7.375% due 01/15/2014	2,588		2,769

Diageo Finance BV
5.500% due 04/01/2013	2,812		2,847

Dow Chemical Co.
6.850% due 08/15/2013	3,060		3,172
7.600% due 05/15/2014	5,057		5,523

Eaton Corp.
0.638% due 06/16/2014	11,700		11,688

Ecolab, Inc.
1.000% due 08/09/2015	2,500		2,508

Eli Lilly & Co.
4.200% due 03/06/2014	9,398		9,808

Encana Corp.
4.750% due 10/15/2013	5,700		5,873

Energy Transfer Partners LP
8.500% due 04/15/2014	689		749

Ensco PLC
3.250% due 03/15/2016	4,000		4,244

Enterprise Products Operating LLC
5.000% due 03/01/2015	2,400		2,598
5.900% due 04/15/2013	5,380		5,455
9.750% due 01/31/2014	1,000		1,094

EOG Resources, Inc.
1.063% due 02/03/2014	1,020		1,027
6.125% due 10/01/2013	120		125

ERAC USA Finance LLC
2.250% due 01/10/2014	2,310		2,334

Express Scripts Holding Co.
2.750% due 11/21/2014	5,000		5,160
6.250% due 06/15/2014	3,000		3,232

Harley-Davidson Funding Corp.
5.750% due 12/15/2014	1,500		1,639

Hewlett-Packard Co.
0.592% due 05/24/2013	500		499

HJ Heinz Co.
5.350% due 07/15/2013	5,000		5,128

Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	2,000		2,110
6.500% due 02/13/2013	15,815		15,931

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

ICI Wilmington, Inc.
5.625% due 12/01/2013	$2,000	$	2,089

International Business Machines Corp.
0.550% due 02/06/2015	1,150		1,151

Johnson Controls, Inc.
0.723% due 02/04/2014	9,850		9,882
4.875% due 09/15/2013	500		515

Kroger Co.
5.000% due 04/15/2013	2,400		2,431

Mondelez International, Inc.
2.625% due 05/08/2013	3,500		3,522
5.250% due 10/01/2013	2,500		2,580
6.000% due 02/11/2013	3,150		3,167

NBCUniversal Media LLC
2.100% due 04/01/2014	7,500		7,640
2.875% due 04/01/2016	2,556		2,696
3.650% due 04/30/2015	1,300		1,384

Newell Rubbermaid, Inc.
2.000% due 06/15/2015	1,500		1,522

Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	2,200		2,232
3.250% due 01/30/2013	5,550		5,559
4.500% due 01/30/2015	6,945		7,431

Novartis Capital Corp.
4.125% due 02/10/2014	18,575		19,324

Occidental Petroleum Corp.
1.450% due 12/13/2013	160		162

Pearson Dollar Finance PLC
5.500% due 05/06/2013	5,240		5,319
5.700% due 06/01/2014	1,200		1,271

Penske Truck Leasing Co. LP
2.500% due 07/11/2014	4,300		4,347
2.500% due 03/15/2016	1,200		1,204
3.125% due 05/11/2015	5,950		6,074
3.750% due 05/11/2017	1,000		1,047

Philip Morris International, Inc.
2.500% due 05/16/2016	90		95
6.875% due 03/17/2014	17,055		18,370

Phillips 66
1.950% due 03/05/2015 (a)	5,284		5,394

Rexam PLC
6.750% due 06/01/2013	3,000		3,066

Roche Holdings, Inc.
5.000% due 03/01/2014	6,804		7,149

Rockies Express Pipeline LLC
6.250% due 07/15/2013	7,000		7,192

Rogers Communications, Inc.
5.500% due 03/15/2014	2,870		3,037
6.250% due 06/15/2013	4,000		4,104
6.375% due 03/01/2014	8,151		8,686

Rohm & Haas Co.
5.600% due 03/15/2013	2,375		2,398

SABMiller Holdings, Inc.
1.850% due 01/15/2015	13,900		14,180

SABMiller PLC
5.500% due 08/15/2013	2,000		2,057
6.500% due 07/01/2016	725		851

Schlumberger Investment S.A.
0.861% due 09/12/2014	4,000		4,028

Spectra Energy Capital LLC
6.250% due 02/15/2013	5,000		5,032

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Telefonica Emisiones S.A.U.
0.643% due 02/04/2013	$4,100	$	4,096
5.855% due 02/04/2013	700		704

Tesco PLC
2.000% due 12/05/2014	3,000		3,067

Teva Pharmaceutical Finance BV
0.810% due 03/21/2014	7,215		7,246

Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	5,259		5,334
3.200% due 05/01/2015	1,690		1,780

Time Warner Cable, Inc.
6.200% due 07/01/2013	4,000		4,110

Total Capital Canada Ltd.
0.710% due 01/17/2014	3,300		3,314

Total Capital S.A.
4.500% due 02/25/2013	7,000		7,043

Turlock Corp.
0.950% due 11/02/2015	1,300		1,305

Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000		3,115

Tyco Electronics Group S.A.
5.950% due 01/15/2014	1,685		1,775

Union Pacific Corp.
5.125% due 02/15/2014	665		699

UnitedHealth Group, Inc.
0.850% due 10/15/2015	4,000		4,015

VF Corp.
1.062% due 08/23/2013	2,100		2,110

Vivendi S.A.
2.400% due 04/10/2015	3,000		3,065

Volkswagen International Finance NV
0.912% due 11/20/2014	16,000		16,002

Walgreen Co.
0.810% due 03/13/2014	7,000		7,012

Wesfarmers Ltd.
2.983% due 05/18/2016	3,800		3,980
6.998% due 04/10/2013	2,000		2,033

WM Wrigley Jr. Co.
3.050% due 06/28/2013	6,285		6,360

Woodside Finance Ltd.
5.000% due 11/15/2013	3,000		3,100
8.125% due 03/01/2014	750		809

			536,934

UTILITIES 4.4%

AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	3,250		3,405

BP Capital Markets PLC
1.375% due 11/06/2017	2,500		2,504
3.125% due 10/01/2015	2,575		2,735
3.875% due 03/10/2015	7,535		8,031

British Telecommunications PLC
5.150% due 01/15/2013	2,665		2,669

Dominion Resources, Inc.
1.950% due 08/15/2016	2,445		2,514

Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000		9,233

Duke Energy Corp.
6.300% due 02/01/2014	7,134		7,560

Florida Power & Light Co.
4.850% due 02/01/2013	1,400		1,405

68	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	$1,500	$	1,611

Gazprom OAO Via RBS AG
9.625% due 03/01/2013	3,180		3,230

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	800		878
10.500% due 03/25/2014	8,250		9,052

Metropolitan Edison Co.
4.950% due 03/15/2013	2,350		2,370

NextEra Energy Capital Holdings, Inc.
1.200% due 06/01/2015	2,000		2,015
2.550% due 11/15/2013	2,085		2,118

Plains All American Pipeline LP
5.625% due 12/15/2013	4,257		4,465
5.875% due 08/15/2016	1,000		1,118

Qtel International Finance Ltd.
6.500% due 06/10/2014	1,500		1,612

Qwest Corp.
3.558% due 06/15/2013	4,590		4,626

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	12,300		13,287

Southern California Edison Co.
0.758% due 09/15/2014	4,000		4,024

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,100		5,169

			95,631

Total Corporate Bonds & Notes (Cost $1,250,143)			1,257,777

MUNICIPAL BONDS & NOTES 3.1%

ARKANSAS 0.1%

Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.212% due 11/25/2043	1,450		1,450

CALIFORNIA 0.9%

California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	4,000		4,403

Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	5,000		5,012

University of California Revenue Bonds, Series 2011
0.794% due 07/01/2041	6,000		6,010

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	3,500		3,509

			18,934

MASSACHUSETTS 0.2%

Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.470% due 01/01/2017	5,000		4,984

MINNESOTA 0.1%

Northstar Education Finance, Inc., Minnesota Revenue Bonds, Series 2004
0.503% due 04/29/2019	3,156		3,145

NEW JERSEY 0.3%

New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.308% due 06/15/2013	3,500		3,508

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

New Jersey Economic Development Authority Revenue Notes, Series 2012
0.710% due 02/01/2015	$2,950	$	2,953

			6,461

NEW YORK 1.5%

New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	3,000		3,244
5.000% due 10/15/2015	900		1,009

New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	6,000		6,477
5.125% due 10/01/2015	7,000		7,860

New York City, New York General Obligation Notes, Series 2010
2.230% due 10/01/2014	2,680		2,765

New York City, New York General Obligation Notes, Series 2011
2.680% due 06/01/2017	8,000		8,518

New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 10/01/2015	2,000		2,225

			32,098

Total Municipal Bonds & Notes (Cost $66,847)			67,072

U.S. GOVERNMENT AGENCIES 5.1%

Fannie Mae
0.460% due 05/25/2037	797		799
0.560% due 11/25/2036	2,250		2,264
0.609% due 04/18/2028 - 09/18/2031	3,042		3,063
0.610% due 06/25/2026	862		868
0.660% due 05/25/2017 - 06/25/2042	6,696		6,756
0.709% due 05/18/2032	789		798
0.710% due 06/25/2031 - 12/25/2040	1,672		1,689
0.759% due 03/18/2032	546		549
0.760% due 09/25/2041	12,123		12,217
0.790% due 06/25/2041	6,622		6,676
0.890% due 12/25/2037	2,160		2,184
0.910% due 05/25/2037	959		970
0.912% due 01/01/2021	3,390		3,406
0.960% due 02/25/2040	917		929
1.060% due 07/25/2038	1,637		1,660
4.396% due 09/01/2013	256		258
4.606% due 04/01/2014	598		617
6.255% due 09/01/2013	255		263

FDIC Structured Sale Guaranteed Notes
0.710% due 11/29/2037	1,445		1,447

Freddie Mac
0.449% due 05/15/2036	572		573
0.529% due 02/15/2037	3,368		3,387
0.559% due 12/15/2030 - 06/15/2034	6,190		6,194
0.609% due 06/15/2033	0		1
0.629% due 04/15/2041	2,475		2,495
0.709% due 07/15/2039	1,084		1,097

Ginnie Mae
0.511% due 09/20/2033	185		186
0.760% due 04/20/2062	7,904		8,017
0.910% due 02/20/2062	9,903		10,129
1.260% due 02/20/2062	7,859		8,172
6.000% due 12/15/2033	74		85
6.500% due 11/15/2033 - 09/15/2034	75		86

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
7.000% due 01/15/2024 - 11/15/2032	$328	$	387
7.500% due 07/15/2014 - 06/15/2028	387		438
8.500% due 04/15/2030	3		4
10.000% due 02/15/2016 - 04/15/2025	56		61
10.500% due 09/15/2015 - 07/15/2019	2		2
11.000% due 09/15/2013 - 09/20/2019	10		8
11.500% due 02/15/2013 - 11/15/2019	2		1
12.000% due 09/15/2013 - 04/15/2015	1		0
12.500% due 11/15/2013 - 07/15/2015	1		1
13.000% due 10/20/2014 - 03/20/2015	3		2

NCUA Guaranteed Notes
0.563% due 03/06/2020 - 12/07/2020	6,711		6,718
0.583% due 11/06/2017	7,055		7,071
0.773% due 12/08/2020	4,173		4,194
1.600% due 10/29/2020	3,187		3,245

Total U.S. Government Agencies (Cost $109,079)			109,967

MORTGAGE-BACKED SECURITIES 5.3%

Banc of America Commercial Mortgage Trust
5.726% due 05/10/2045	3,000		3,444

Banc of America Mortgage Trust
3.031% due 03/25/2034	795		808

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.061% due 03/11/2041	9,809		9,961

BCAP LLC Trust
2.685% due 05/26/2036	4,640		4,647

Bear Stearns Adjustable Rate Mortgage Trust
2.708% due 08/25/2033	3,035		3,025

Bear Stearns Commercial Mortgage Securities
4.715% due 02/11/2041	3,500		3,609
4.735% due 09/11/2042	1,059		1,083
5.186% due 05/11/2039	1,415		1,442

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	425		431
5.219% due 07/15/2044	2,000		2,224

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,314		2,324

Commercial Mortgage Pass-Through Certificates
0.309% due 12/15/2020	348		345
2.365% due 02/10/2029	9,500		9,991

Credit Suisse First Boston Mortgage Securities Corp.
4.801% due 03/15/2036	607		607

DBRR Trust
0.946% due 09/25/2045	12,541		12,587

Fosse Master Issuer PLC
1.725% due 10/18/2054	3,594		3,646

GS Mortgage Securities Corp.
1.103% due 03/06/2020	3,170		3,173
1.260% due 03/06/2020	300		300
1.456% due 03/06/2020	7,000		7,011
5.396% due 08/10/2038	1,000		1,058

JPMorgan Chase Commercial Mortgage Securities Corp.
1.525% due 07/15/2046	345		350
4.654% due 01/12/2037	806		818

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	69

Schedule of Investments PIMCO Enhanced Short Maturity Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
4.928% due 09/12/2037	$860	$	882
5.190% due 12/15/2044	4,541		4,729
5.247% due 01/12/2043	632		636
5.255% due 07/12/2037	3,179		3,222
5.289% due 05/15/2045	80		80

Mellon Residential Funding Corp.
0.909% due 11/15/2031	3,636		3,589

Merrill Lynch Floating Trust
0.751% due 07/09/2021	7,686		7,635

Morgan Stanley Capital Trust
5.395% due 06/15/2038	860		898
5.439% due 02/12/2044	400		419
5.610% due 04/15/2049	187		194

Nationslink Funding Corp.
5.000% due 08/20/2030	1,510		1,527

RBSSP Resecuritization Trust
0.710% due 10/26/2036	948		879
2.640% due 12/26/2036	6,545		6,593
2.800% due 05/26/2037	6,249		6,166

Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020	151		148
5.262% due 07/15/2041	944		983

WFRBS Commercial Mortgage Trust
1.607% due 06/15/2044	3,735		3,800

Total Mortgage-Backed Securities (Cost $114,371)			115,264

ASSET-BACKED SECURITIES 8.0%

ACA CLO Ltd.
0.565% due 07/25/2018	4,484		4,407

AIMCO CLO
0.569% due 10/20/2019	688		672

American Money Management Corp. CLO Ltd.
0.537% due 05/03/2018	1,112		1,103

ARES CLO Ltd.
0.942% due 11/25/2020	5,000		4,947

Avenue CLO Fund Ltd.
0.660% due 02/15/2017	1,132		1,128

Citibank Omni Master Trust
2.959% due 08/15/2018	33,900		35,278
4.900% due 11/15/2018	15,400		16,619
5.350% due 08/15/2018	2,500		2,691

Collegiate Funding Services Education Loan Trust
0.410% due 12/28/2021	870		867

Educational Services of America, Inc.
0.941% due 04/25/2039	5,000		5,007

First CLO Ltd.
0.620% due 12/14/2016	25		25

Fore CLO Ltd.
0.564% due 07/20/2019	5,000		4,845

Four Corners CLO
0.580% due 01/26/2020	1,936		1,902

Franklin CLO Ltd.
0.568% due 06/15/2018	5,765		5,612

Fraser Sullivan CLO Ltd.
0.568% due 03/15/2020	1,120		1,106

Galaxy CLO Ltd.
0.579% due 10/20/2017	1,462		1,451

GCO Education Loan Funding Trust
0.392% due 11/25/2020	77		77

Gracechurch Card Funding PLC
0.909% due 02/15/2017	14,400		14,510

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Halcyon Structured Asset Management Long/Short Ltd.
0.533% due 10/12/2018	$1,416	$	1,403

Honda Auto Receivables Owner Trust
0.400% due 04/20/2015	3,000		3,001

Hyundai Capital Auto Funding Ltd.
1.209% due 09/20/2016	1,356		1,359

Kingsland Ltd.
0.560% due 06/13/2019	7,360		7,323

Madison Park Funding Ltd.
0.580% due 05/10/2019	1,997		1,979

MBNA Credit Card Master Note Trust
0.269% due 06/15/2015	2,000		2,000

Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014	1,732		1,733

Northstar Education Finance, Inc.
0.453% due 01/28/2017	7,000		6,879
0.910% due 12/26/2031	4,905		4,912

Panhandle-Plains Higher Education Authority, Inc.
0.808% due 10/01/2018	365		365
0.808% due 07/01/2021	5,728		5,688
1.438% due 10/01/2035	2,121		2,153

Rockwall CDO Ltd.
0.673% due 08/01/2013	1,750		1,743

SLM Student Loan Trust
0.315% due 07/25/2017	968		966
0.395% due 04/25/2023	1,860		1,858
0.465% due 01/25/2021	4,183		4,180
0.508% due 03/15/2019	1,616		1,616
0.815% due 10/25/2017	2,650		2,663
0.910% due 01/25/2029	8,745		8,868
0.959% due 10/16/2023	3,715		3,730
1.415% due 10/25/2016	1,187		1,193
1.815% due 04/25/2023	1,405		1,466

South Carolina Student Loan Corp.
0.765% due 01/25/2021	1,164		1,166

Stanfield Bristol CLO Ltd.
0.570% due 10/15/2019	2,575		2,542

Structured Asset Investment Loan Trust
1.210% due 11/25/2033	1,874		1,557

Total Asset-Backed Securities (Cost $174,267)			174,590

SOVEREIGN ISSUES 5.2%

Development Bank of Japan, Inc.
0.541% due 12/01/2014	3,000		2,995

Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550		10,173

Kommunalbanken A/S
0.508% due 04/01/2015	2,000		2,008
0.690% due 03/27/2017	19,000		19,130
1.750% due 10/05/2015	5,000		5,159
2.750% due 05/05/2015	7,000		7,356

Mexico Government International Bond
5.875% due 02/17/2014	1,350		1,421
6.375% due 01/16/2013	21,124		21,209

Province of Ontario
0.458% due 04/01/2015	7,000		7,001
1.100% due 10/25/2017	7,000		7,013

Province of Quebec
4.600% due 05/26/2015	5,000		5,491

Qatar Government International Bond
5.150% due 04/09/2014	15,875		16,733

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

Republic of Korea
4.250% due 06/01/2013	$7,050	$	7,155

Total Sovereign Issues (Cost $112,118)			112,844

SHORT-TERM INSTRUMENTS 13.9%

CERTIFICATES OF DEPOSIT 3.5%

Abbey National Treasury Services PLC
1.661% due 06/10/2013	5,300		5,306

Banco do Brasil S.A.
0.000% due 10/11/2013	19,000		18,684
0.953% due 05/06/2013	2,000		2,004

Bank of Nova Scotia
0.510% due 03/27/2014	6,200		6,200

Dexia Credit Local S.A.
1.700% due 09/06/2013	23,000		23,027

Itau Unibanco Holding S.A.
0.000% due 03/26/2013	10,000		9,968
0.000% due 10/31/2013	9,000		8,893

Standard Chartered Bank
0.543% due 04/12/2013	2,900		2,889

			76,971

COMMERCIAL PAPER 7.7%

Abbey National Treasury Services PLC
0.600% due 02/19/2013	3,500		3,497
1.019% due 04/03/2013	10,000		9,988

Amcor Ltd.
0.520% due 01/04/2013	4,600		4,600

British Telecommunications PLC
1.600% due 05/15/2013	1,000		997
1.640% due 05/15/2013	15,600		15,561

Daimler Finance North America LLC
0.910% due 10/03/2013	400		398
0.910% due 10/08/2013	900		894
1.070% due 10/15/2013	2,700		2,683

Duke Energy Corp.
0.470% due 01/02/2013	2,300		2,300

Electricite de France S.A.
0.825% due 01/10/2014	15,000		14,887
0.825% due 01/15/2014	6,000		5,954

Entergy Corp.
0.890% due 01/07/2013	3,500		3,500
0.920% due 02/19/2013	2,000		1,998
0.930% due 02/15/2013	4,020		4,015
0.940% due 02/06/2013	4,900		4,896

Erste Abwicklungsanstalt
0.480% due 05/03/2013	10,000		9,990
0.480% due 05/07/2013	10,000		9,990

Holcim U.S. Finance SARL & Cie S.C.S.
0.500% due 01/18/2013	1,200		1,200
0.520% due 01/25/2013	5,000		4,998
0.540% due 01/30/2013	2,200		2,199

Kansas City Power & Light Co.
0.470% due 01/02/2013	4,000		4,000

Nisource Finance Corp.
1.270% due 03/01/2013	10,800		10,778

Nissan Motor Acceptance Corporation
0.420% due 01/07/2013	1,700		1,700

Northeast Utilities
0.420% due 01/07/2013	600		600
0.430% due 01/07/2013	700		700

70	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

PPL Energy Supply LLC
0.460% due 01/11/2013	$2,600	$	2,600

RCI Banque S.A.
0.806% due 04/26/2013	500		499
0.826% due 04/26/2013	2,900		2,892

Standard Chartered Bank
0.858% due 09/26/2013	1,000		996
1.020% due 03/08/2013	750		750

Virginia Electric & Power Co.
0.450% due 01/09/2013	5,500		5,499

Vodafone Group PLC
0.980% due 09/09/2013	5,000		4,974
1.070% due 06/14/2013	4,150		4,139
1.200% due 06/11/2013	10,000		9,975

Volvo Group Treasury North America
0.620% due 01/29/2013	2,300		2,299
0.630% due 01/28/2013	800		800
0.640% due 01/11/2013	2,500		2,500

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
0.640% due 01/17/2013	$6,000	$	5,998

			166,244

REPURCHASE AGREEMENTS 1.4%

Banc of America Securities LLC
0.230% due 01/02/2013	100		100
(Dated 12/31/2012. Collateralized by U.S. Treasury Bills 0.000% due 12/12/2013 valued at $103. Repurchase proceeds are $100.)

Morgan Stanley & Co., Inc.
0.250% due 01/02/2013	30,600		30,600
(Dated 12/31/2012. Collateralized by U.S. Treasury Bonds 3.125% - 3.500% due 02/15/2039 - 11/15/2041 valued at $31,007. Repurchase proceeds are $30,600.)

			30,700

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
SHORT-TERM NOTES 1.3%

Appalachian Power Co.
0.685% due 08/16/2013	$1,500	$	1,502

Export-Import Bank of Korea
1.264% due 07/26/2013	10,000		10,001

Holmes Master Issuer PLC
0.409% due 01/15/2013	17,000		17,021

			28,524

Total Short-Term Instruments (Cost $302,255)			302,439

Total Investments 98.6% (Cost $2,129,080)		$	2,139,953

Other Assets and Liabilities (Net) 1.4%			29,316

Net Assets 100.0%		$	2,169,269

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $14,022 at a weighted average interest rate of (0.361%).
(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$625,212	$0	$625,212
Industrials	0	536,934	0	536,934
Utilities	0	95,631	0	95,631
Municipal Bonds & Notes
Arkansas	0	1,450	0	1,450
California	0	18,934	0	18,934
Massachusetts	0	4,984	0	4,984
Minnesota	0	3,145	0	3,145
New Jersey	0	6,461	0	6,461
New York	0	32,098	0	32,098
U.S. Government Agencies	0	90,537	19,430	109,967
Mortgage-Backed Securities	0	102,677	12,588	115,265
Asset-Backed Securities	0	173,231	1,359	174,590
Sovereign Issues	0	112,844	0	112,844
Short-Term Instruments
Certificates of Deposit	0	58,286	18,684	76,970
Commercial Paper	0	166,244	0	166,244
Repurchase Agreements	0	30,700	0	30,700
Short-Term Notes	0	28,524	0	28,524
	$0	$2,087,892	$52,061	$2,139,953

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	71

Schedule of Investments PIMCO Enhanced Short Maturity Exchange-Traded Fund (Cont.)

(Unaudited)

December 31, 2012

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
U.S. Government Agencies	$25,422	$0	$(2,778)	$1	$2	$28	$0	$(3,245)	$19,430	$22
Mortgage-Backed Securities	0	12,647	(102)	0	0	43	0	0	12,588	43
Asset-Backed Securities	4,367	0	(1,311)	10	6	30	0	(1,743)	1,359	22
Short-Term Instru ments
Certificates of Deposit	0	18,700	0	68	0	(84)	0	0	18,684	(84)
Totals	$29,789	$31,347	$(4,191)	$79	$8	$17	$0	$(4,988)	$52,061	$3

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$19,430	Third Party Vendor	Broker Quote	100.01 - 100.50
Mortgage-Backed Securities	12,588	Benchmark Pricing	Base Price	100.36
Asset-Backed Securities	1,359	Third Party Vendor	Broker Quote	100.21
Short-Term Instruments
Certificates of Deposit	18,684	Benchmark Pricing	Base Price	98.35
Total	$52,061

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

72	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

(Unaudited)

December 31, 2012

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
AUSTRALIA 3.1%

SOVEREIGN ISSUES 3.1%

Australia Government CPI Linked Bond
1.250% due 02/21/2022	AUD	500	$556
3.000% due 09/20/2025		340	485
4.000% due 08/20/2020		150	301

New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		1,500	2,031

Total Australia (Cost $3,308)			3,373

BRAZIL 18.2%

SOVEREIGN ISSUES 18.2%

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2020 (a)	BRL	632	819
6.000% due 08/15/2022 (a)		11,210	14,815
6.000% due 08/15/2024 (a)		597	800
6.000% due 08/15/2030 (a)		455	631
6.000% due 05/15/2035 (a)		850	1,204
6.000% due 05/15/2045 (a)		1,220	1,812

Total Brazil (Cost $19,472)			20,081

CANADA 5.4%

SOVEREIGN ISSUES 5.4%

Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	53	71
4.250% due 12/01/2021 (a)		4,192	5,943

Total Canada (Cost $6,013)			6,014

CHILE 2.0%

SOVEREIGN ISSUES 2.0%

Bonos del Banco Central de Chile en UF
3.000% due 02/01/2021 (a)	CLP	799,426	1,705
3.000% due 03/01/2022 (a)		228,408	490

Total Chile (Cost $2,238)			2,195

DENMARK 1.2%

SOVEREIGN ISSUES 1.2%

Denmark Government International Bond
0.100% due 11/15/2023 (a)	DKK	7,287	1,364

Total Denmark (Cost $1,345)			1,364

FRANCE 1.9%

SOVEREIGN ISSUES 1.9%

France Government Bond
0.100% due 07/25/2021 (a)	EUR	100	135
0.250% due 07/25/2018 (a)		52	71
1.100% due 07/25/2022 (a)		1,075	1,564
2.100% due 07/25/2023 (a)		218	348

Total France (Cost $2,059)			2,118

GERMANY 9.3%

SOVEREIGN ISSUES 9.3%

Republic of Germany
0.100% due 04/15/2023 (a)	EUR	1,437	1,998
0.750% due 04/15/2018 (a)		685	987

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.500% due 04/15/2016 (a)	EUR	2,880	$4,136
1.750% due 04/15/2020 (a)		2,009	3,144

Total Germany (Cost $10,020)			10,265

ISRAEL 4.0%

SOVEREIGN ISSUES 4.0%

Israel Government International Bond
3.000% due 10/31/2019 (a)	ILS	1,710	572
5.500% due 02/28/2017		12,700	3,818

Total Israel (Cost $4,159)			4,390

ITALY 11.7%

SOVEREIGN ISSUES 11.7%

Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (a)	EUR	5,305	7,118
2.100% due 09/15/2017 (a)		403	539
2.100% due 09/15/2021 (a)		3,436	4,312
2.550% due 10/22/2016 (a)		701	954

Total Italy (Cost $12,045)			12,923

JAPAN 1.6%

SOVEREIGN ISSUES 1.6%

Japan Government International CPI Linked Bond
1.400% due 06/10/2018	JPY	138,460	1,768

Total Japan (Cost $1,881)			1,768

MEXICO 13.7%

SOVEREIGN ISSUES 13.7%

Mexico Government International Bond
2.000% due 06/09/2022 (a)	MXN	122,569	9,973
2.500% due 12/10/2020 (a)		22,525	1,899
4.000% due 11/15/2040 (a)		9,239	936
4.500% due 12/18/2014 (a)		1,463	121
4.500% due 12/04/2025 (a)		4,095	428
5.000% due 06/16/2016 (a)		20,916	1,829

Total Mexico (Cost $14,828)			15,186

NEW ZEALAND 2.0%

SOVEREIGN ISSUES 2.0%

New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	1,400	1,246
4.500% due 02/15/2016		700	946

Total New Zealand (Cost $2,146)			2,192

SWEDEN 1.3%

SOVEREIGN ISSUES 1.3%

Sweden Government Bond
3.500% due 12/01/2028	SEK	1,500	430

Sweden Government Bond CPI Linked Bond
0.250% due 06/01/2022		6,100	972

Total Sweden (Cost $1,359)			1,402

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
UNITED KINGDOM 12.6%

CORPORATE BONDS & NOTES 2.2%

Network Rail Infrastructure Finance PLC
1.375% due 11/22/2037 (a)	GBP	121	$243
1.750% due 11/22/2027 (a)		1,077	2,210

			2,453

SOVEREIGN ISSUES 10.4%

United Kingdom Gilt
0.125% due 03/22/2024 (a)		2,634	4,628
0.750% due 03/22/2034 (a)		106	199
1.125% due 11/22/2037 (a)		121	251
1.250% due 11/22/2027 (a)		63	128
1.250% due 11/22/2032 (a)		622	1,287
1.875% due 11/22/2022 (a)		2,388	4,974

			11,467

Total United Kingdom (Cost $13,589)			13,920

UNITED STATES 25.2%

U.S. TREASURY OBLIGATIONS 25.2%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (c)		$1,048	1,104
0.125% due 04/15/2017		3,866	4,141
0.125% due 01/15/2022 (c)		2,453	2,664
0.125% due 07/15/2022 (c)		3,012	3,268
0.625% due 07/15/2021 (c)(d)		2,667	3,031
1.250% due 07/15/2020 (c)		1,167	1,385
1.375% due 01/15/2020		1,283	1,521
1.875% due 07/15/2019 (c)		4,868	5,926
2.375% due 01/15/2017		115	133
2.375% due 01/15/2025 (c)		3,436	4,640

Total United States (Cost $27,747)			27,813

SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS 4.3%

Banc of America Securities LLC
0.230% due 01/02/2013		4,200	4,200
(Dated 12/31/2012. Collateralized by U.S. Treasury Notes 0.125% due 12/31/2014 valued at $4,285. Repurchase proceeds are $4,200.)

State Street Bank and Trust Co.
0.010% due 01/02/2013		539	539
(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $554. Repurchase proceeds are $539.)

			4,739

Total Short-Term Instruments (Cost $4,739)			4,739

Total Investments 117.5% (Cost $126,948)			$129,743

Other Assets and Liabilities (Net) (17.5%)			(19,294)

Net Assets 100.0%			$110,449

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	73

Schedule of Investments PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (Cont.)

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $15,149 at a weighted average interest rate of 0.283%.
(c)	Securities with an aggregate market value of $11,873 and have been pledged as collateral for the following open reverse repurchase agreements as governed by Master Repurchase Agreements as of December 31, 2012:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
BOS	0.340%	12/20/2012	01/04/2013	$888	$(888)
BPG	0.290%	11/13/2012	01/29/2013	2,366	(2,367)
	0.290%	11/28/2012	01/28/2013	2,673	(2,674)
JPS	0.320%	12/12/2012	01/08/2013	6,084	(6,085)
					$(12,014)

(d)	Securities with an aggregate market value of $296 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.

(e)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	AUD	1,302		$1,345	JPM	$0	$(6)	$(6)
01/2013	CLP	251,950		500	DUB	0	(26)	(26)
01/2013		592,829		1,230	GLM	0	(7)	(7)
01/2013		833,963		1,750	JPM	9	0	9
01/2013	NZD	1,457		1,182	FBF	0	(22)	(22)
01/2013		1,149		967	RYL	18	0	18
01/2013		$345	AUD	329	DUB	0	(4)	(4)
01/2013		143		136	HUS	0	(1)	(1)
01/2013		14	CLP	7,053	DUB	0	0	0
01/2013		936		461,949	HUS	31	(2)	29
01/2013		70		33,268	JPM	0	(1)	(1)
01/2013		630		302,729	MSC	2	0	2
01/2013		490		235,127	UAG	1	0	1
01/2013		6,557	JPY	538,861	DUB	0	(337)	(337)
01/2013		398		33,598	HUS	0	(10)	(10)
01/2013		470	ZAR	4,195	DUB	23	0	23
01/2013		538		4,700	GLM	15	0	15
01/2013		3,075		26,470	JPM	36	0	36
01/2013		200		1,744	MSC	5	0	5
01/2013	ZAR	14,860		$1,672	DUB	0	(74)	(74)
02/2013	BRL	2,445		1,166	BOA	0	(23)	(23)
02/2013		6,699		3,260	HUS	1	0	1
02/2013		880		428	MSC	0	0	0
02/2013		1,210		589	UAG	0	0	0
02/2013	DKK	7,661		1,353	MSC	0	(3)	(3)
02/2013	SEK	77		12	FBF	0	0	0
02/2013		2,959		437	HUS	0	(17)	(17)
02/2013		$110	BRL	230	DUB	2	0	2
02/2013		3,358		6,997	HUS	45	0	45
02/2013		2,670		5,521	UAG	17	(2)	15
02/2013		71	SEK	472	DUB	2	0	2
03/2013	CAD	1,704		$1,725	CBK	14	0	14
03/2013		3,409		3,452	RBC	31	0	31
03/2013	EUR	3,496		4,547	CBK	0	(70)	(70)
03/2013		726		950	RYL	0	(8)	(8)
03/2013	GBP	1,112		1,791	BOA	0	(15)	(15)

74	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
03/2013	GBP	460		$740	DUB	$0	$(7)	$(7)
03/2013		1,563		2,542	HUS	3	0	3
03/2013		1,111		1,779	JPM	0	(25)	(25)
03/2013		366		591	RYL	0	(3)	(3)
03/2013		547		889	UAG	0	0	0
03/2013		$230	CAD	227	DUB	0	(2)	(2)
03/2013		2,107		2,082	FBF	0	(17)	(17)
03/2013		172		170	HUS	0	(1)	(1)
03/2013		281	EUR	212	CBK	0	(1)	(1)
03/2013		1,258		962	DUB	12	0	12
03/2013		1,002		756	HUS	0	(4)	(4)
03/2013		1,421		1,079	MSC	4	0	4
03/2013		259	GBP	161	DUB	2	0	2
04/2013	ILS	14,445		$3,749	GLM	0	(108)	(108)
04/2013	MXN	12,183		949	DUB	15	0	15
04/2013		20,459		1,526	FBF	0	(43)	(43)
04/2013		10,082		780	HUS	7	0	7
04/2013		42,298		3,236	JPM	0	(9)	(9)
04/2013		37,374		2,856	MSC	0	(11)	(11)
04/2013		$1,149	ILS	4,479	DUB	47	0	47
04/2013		380		1,450	JPM	7	0	7
04/2013		120		465	UAG	4	0	4
04/2013		630	MXN	8,113	CBK	0	(8)	(8)
04/2013		43		570	DUB	0	0	0
04/2013		3,595		47,066	HUS	16	0	16
04/2013		1,583		20,738	JPM	8	0	8
04/2013		1,047		13,548	MSC	3	(10)	(7)
06/2013		1,207	CLP	592,829	GLM	6	0	6
						$386	$(877)	$(491)

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Australia
Sovereign Issues	$0	$3,373	$0	$3,373
Brazil
Sovereign Issues	0	20,081	0	20,081
Canada
Sovereign Issues	0	6,014	0	6,014
Chile
Sovereign Issues	0	2,195	0	2,195
Denmark
Sovereign Issues	0	1,364	0	1,364
France
Sovereign Issues	0	2,118	0	2,118
Germany
Sovereign Issues	0	10,265	0	10,265
Israel
Sovereign Issues	0	4,390	0	4,390
Italy
Sovereign Issues	0	12,923	0	12,923

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	75

Schedule of Investments PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Japan
Sovereign Issues	$0	$1,768	$0	$1,768
Mexico
Sovereign Issues	0	15,186	0	15,186
New Zealand
Sovereign Issues	0	2,192	0	2,192
Sweden
Sovereign Issues	0	1,402	0	1,402
United Kingdom
Corporate Bonds & Notes	0	2,453	0	2,453
Sovereign Issues	0	11,467	0	11,467
United States
U.S. Treasury Obligations	0	27,813	0	27,813
Short-Term Instruments
Repurchase Agreements	0	4,739	0	4,739
	$0	$129,743	$0	$129,743

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$386	$0	$386

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(877)	$0	$(877)
Totals	$0	$129,252	$0	$129,252

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

(g)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$386	$0	$386

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$877	$0	$877

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on foreign currency transactions	$0	$0	$0	$(1,083)	$0	$(1,083)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(468)	$0	$(468)

(1)	See note 6 in the Notes to Financial Statements for additional information.

76	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

(h)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$(38)	$0	$(38)
CBK	(65)	0	(65)
DUB	(347)	296	(51)
FBF	(82)	0	(82)
GLM	(94)	0	(94)
HUS	68	0	68
JPM	19	0	19
MSC	(10)	(110)	(120)
RBC	31	0	31
RYL	7	0	7
UAG	20	0	20

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	77

Schedule of Investments PIMCO Intermediate Municipal Bond Exchange-Traded Fund

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 99.1%

ALASKA 0.4%

Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$850	$885

ARIZONA 1.1%

Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	458

Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,727

		2,185

ARKANSAS 0.2%

University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	383

CALIFORNIA 11.1%

Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.830% due 04/01/2047	1,000	1,001

California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,166

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	602
5.000% due 05/01/2019	1,040	1,275

California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	805

California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	608

California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	604

California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	612

Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	247

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045	250	260

Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.130% due 10/01/2041	1,600	1,600

Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	250	300

Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,720

Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	1,500	1,867

Metropolitan Water District of Southern California Revenue Notes, Series 2012
5.000% due 07/01/2022	510	655

Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	954

Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,000	1,004

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	$500	$568

Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	471

San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	793

San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,166

San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,226

San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	677

Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	663

University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,229

University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	594

		22,667

COLORADO 0.6%

Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	293

Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	289

Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	580

		1,162

CONNECTICUT 2.7%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,531

FLORIDA 6.4%

Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,220

Citizens Property Insurance Corp. Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	840

Citizens Property Insurance Corp. Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,172

Citizens Property Insurance Corp. Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	1,000	1,172

Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	276

Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	129

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Inland Protection Financing Corp. Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	$500	$572

Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,209

JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,797

Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,476

Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,103

Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	274

Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	296

Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,608

		13,144

GEORGIA 0.6%

Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	301

Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	393

Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	250	256
5.000% due 01/01/2020	250	300

		1,250

ILLINOIS 4.2%

Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	234

Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	215

Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2014	650	667

Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,171
5.500% due 01/01/2018	1,000	1,204

Chicago, Illinois Waterworks Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	403

Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,229

Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	412

Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	1,000	1,007

Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	558

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	855

78	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	$500	$590

		8,545

INDIANA 2.2%

Indiana Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	353

Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	551
5.000% due 02/01/2018	500	599

Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,256

Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	338

Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	746

Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	543

Warsaw Multi-School Building Corp. Indiana Revenue Notes, Series 2008
5.500% due 01/15/2017	100	113

		4,499

IOWA 0.3%

Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	558

KANSAS 0.4%

Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	595

Wyandotte County-Kansas City, Kansas Unified Government Utility System Revenue Notes, Series 2010
5.000% due 09/01/2015	200	222

		817

KENTUCKY 1.0%

Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	977

Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,143

		2,120

MASSACHUSETTS 4.7%

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	600

Massachusetts Bay Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2018	1,280	1,548

Massachusetts College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,453

Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	929

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	$500	$538
5.000% due 10/01/2016	600	677

Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2027	1,900	2,335

Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	610

		9,690

MICHIGAN 1.6%

Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,181

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,030

		3,211

MINNESOTA 0.6%

Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,150

MISSOURI 1.8%

Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,637

Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	887

Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,140

		3,664

NEW HAMPSHIRE 0.8%

Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,326

New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	283

		1,609

NEW JERSEY 4.6%

New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,114

New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,153

New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,053

New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,378

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,166

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
5.000% due 12/15/2023	2,000	2,442

		9,306

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW MEXICO 0.3%

New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	$500	$590

NEW YORK 13.6%

Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,219

Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	550

Long Island Power Authority, New York Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	573

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	606

New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,982

New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,152

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,053

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2007
5.000% due 11/01/2015	200	225

New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	408

New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,767

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,331

New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,345

New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,158

New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	927

New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,798

New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	1,500	1,763

New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,045

New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	599

Riverhead Central School District, New York General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	279

Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	558

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	79

Schedule of Investments PIMCO Intermediate Municipal Bond Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	$2,000	$2,486

		27,824

NORTH CAROLINA 4.0%

Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	361

North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,927
5.000% due 10/01/2027	1,100	1,274

North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,880
5.000% due 05/01/2026	1,750	2,127

Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	413

University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	267

		8,249

OHIO 8.6%

American Municipal Power, Inc. Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	564

American Municipal Power, Inc. Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	968

Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,209

Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	737

Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	2,000	2,530

Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,252

Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	327

Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	4,775	5,841

Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,142
5.500% due 02/15/2017	225	264

Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,171

University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,520

		17,525

OREGON 0.3%

Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	562

PENNSYLVANIA 3.7%

Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	610

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	$500	$576

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,180

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	3,091

Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	283

Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2012
5.000% due 11/01/2028	1,000	1,185

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	586

		7,511

SOUTH CAROLINA 0.1%

Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	269

TENNESSEE 0.3%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	565

TEXAS 16.7%

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
4.000% due 02/15/2023	1,225	1,417

Eagle Mountain & Saginaw Independent School District, Texas General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	229

Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2028	800	962

Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,500	1,870

Louisiana Joya Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2027	1,000	1,236

North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,201

North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028	3,000	3,475

Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	1,000	996

Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	680	682
1.350% due 06/01/2039	1,475	1,490

Pflugerville Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2024	1,165	1,441

San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,207

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	$1,500	$1,880

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	294

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
5.625% due 12/15/2017	2,205	2,466

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	9,000	9,887

Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	893

Texas Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	116

University of Houston, Texas Revenue Bonds, Series 2011
5.000% due 02/15/2022	2,000	2,459

		34,201

WASHINGTON 3.4%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2027	1,500	1,836

King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,109

Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,296

Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	252

Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,465

		6,958

WISCONSIN 2.7%

Wisconsin Department of Transportation Revenue Bonds, Series 2012
5.000% due 07/01/2022	2,500	3,180

Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2018	300	362
5.000% due 07/01/2019	275	340

Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	248

Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,277

		5,407

WYOMING 0.1%

Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	224

Total Municipal Bonds & Notes (Cost $194,625)		202,261

80	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 01/02/2013	$296	$296

(Dated 12/31/2012. Collateralized by Freddie Mac 2.060% due 10/17/2022 valued at $305. Repurchase proceeds are $296.)

Total Short-Term Instruments (Cost $296)		296

Total Investments 99.2% (Cost $194,921)		$202,557

Other Assets and Liabilities (Net) 0.8%		1,666

Net Assets 100.0%		$204,223

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$885	$0	$885
Arizona	0	2,185	0	2,185
Arkansas	0	383	0	383
California	0	22,667	0	22,667
Colorado	0	1,162	0	1,162
Connecticut	0	5,531	0	5,531
Florida	0	13,144	0	13,144
Georgia	0	1,250	0	1,250
Illinois	0	8,545	0	8,545
Indiana	0	4,499	0	4,499
Iowa	0	558	0	558
Kansas	0	817	0	817
Kentucky	0	2,120	0	2,120
Massachusetts	0	9,690	0	9,690
Michigan	0	3,211	0	3,211
Minnesota	0	1,150	0	1,150
Missouri	0	3,664	0	3,664
New Hampshire	0	1,609	0	1,609
New Jersey	0	9,306	0	9,306
New Mexico	0	590	0	590
New York	0	27,824	0	27,824
North Carolina	0	8,249	0	8,249
Ohio	0	17,525	0	17,525
Oregon	0	562	0	562
Pennsylvania	0	7,511	0	7,511
South Carolina	0	269	0	269
Tennessee	0	565	0	565
Texas	0	34,201	0	34,201
Washington	0	6,958	0	6,958
Wisconsin	0	5,407	0	5,407
Wyoming	0	224	0	224

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	81

Schedule of Investments PIMCO Intermediate Municipal Bond Exchange-Traded Fund (Cont.)

(Unaudited)

December 31, 2012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Short-Term Instruments
Repurchase Agreements	$0	$296	$0	$296
	$0	$202,557	$0	$202,557

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

82	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short Term Municipal Bond Exchange-Traded Fund

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 98.2%

ALASKA 0.5%

Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$260

ARIZONA 4.8%

Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,103

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,709

		2,812

CALIFORNIA 10.9%

Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.830% due 04/01/2047	1,000	1,001

California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	265

California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2013	500	508

California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	590

California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	515

Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	167

Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,055

Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	500	502

Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	252

San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2010
3.000% due 11/01/2013	750	767

San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	500	508

South Placer Wastewater Authority, California Revenue Notes, Series 2011
0.960% due 11/01/2014	250	251

		6,381

COLORADO 0.9%

University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	506

CONNECTICUT 3.0%

Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,749

DELAWARE 0.8%

Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	455

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
DISTRICT OF COLUMBIA 0.9%

District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	$100	$102

District of Columbia Revenue Notes, Series 2012
3.000% due 12/01/2014	405	426

		528

FLORIDA 6.1%

Florida State General Obligation Notes, Series 2011
5.000% due 06/01/2016	500	572

Lakeland, Florida Energy System Revenue Notes, Series 2012
0.880% due 10/01/2017	3,000	2,994

		3,566

GEORGIA 1.3%

Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	522

Municipal Electric Authority of Georgia Revenue Notes, Series 2008
5.000% due 01/01/2013	250	250

		772

ILLINOIS 6.0%

Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	538

Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	250

Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2016	850	978

Decatur Park District, Illinois Revenue Notes, Series 2010
2.250% due 03/01/2013	175	176

Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	216

Illinois Municipal Electric Agency Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	312

Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	500	533

Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	261

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	250	253

		3,517

INDIANA 1.8%

Indiana Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	301

Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	245

Indianapolis, Indiana Thermal Energy System Revenue Notes, Series 2010
3.000% due 10/01/2013	500	509

		1,055

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
IOWA 2.1%

Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	$250	$250

Iowa Finance Authority Revenue Bonds, Series 2012
0.180% due 12/01/2050	1,000	1,000

		1,250

KENTUCKY 0.4%

Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	253

LOUISIANA 0.9%

Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	508

MAINE 0.4%

Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	253

MASSACHUSETTS 1.1%

Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2013	600	615

MICHIGAN 2.2%

Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	254

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,015

		1,269

MINNESOTA 5.0%

Minnesota State General Obligation Notes, Series 2011
5.000% due 10/01/2018	2,000	2,454

Savage, Minnesota General Obligation Notes, Series 2011
2.000% due 02/01/2013	460	461

		2,915

NEVADA 4.0%

Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	152

Nevada State General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 12/01/2016	2,000	2,204

		2,356

NEW YORK 17.4%

Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	203

Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	245

Metropolitan Transportation Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 11/15/2014	590	639

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	83

Schedule of Investments PIMCO Short Term Municipal Bond Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Monroe County Industrial Development Corp. New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	$500	$539

New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,193

New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	514

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2013	250	260

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2011
5.000% due 11/01/2018	1,000	1,219

New York Liberty Development Corp. Revenue Bonds, Series 2011
0.250% due 12/01/2049	500	500

New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	307

New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	277
5.000% due 07/01/2018	1,000	1,201

New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	368

New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	503

New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,533

New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	132

New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	262

Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	259

		10,154

NORTH CAROLINA 0.9%

Buncombe County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2013	500	510

OHIO 2.5%

Columbus, Ohio General Obligation Notes, Series 2010
1.250% due 06/01/2013	340	341

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	$1,000	$1,114

		1,455

OKLAHOMA 0.8%

Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	489

PENNSYLVANIA 6.0%

Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
2.200% due 01/01/2035	1,500	1,500

Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	253

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	1,500	1,497

Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	250	254

		3,504

PUERTO RICO 0.4%

Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	253

SOUTH CAROLINA 1.4%

South Carolina State General Obligation Notes, Series 2009
5.000% due 10/01/2014	750	811

TENNESSEE 1.2%

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2014	650	691

TEXAS 8.6%

Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2012
4.000% due 11/01/2015	500	547

El Paso Independent School District, Texas General Obligation Notes, Series 2009
5.000% due 08/15/2013	580	597

Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	500	521

Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2016	865	981

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	$195	$196

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2017	1,000	1,108

Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,087

		5,037

VIRGINIA 0.7%

Commonwealth of Virginia General Obligation Notes, Series 2008
3.000% due 06/01/2013	400	405

WASHINGTON 4.0%

Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,110

Grays Harbor County, Washington School District No. 5 Aberdeen General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	413

Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	750	836

		2,359

WISCONSIN 1.2%

Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2016	100	115

Wisconsin State General Obligation Notes, Series 2008
5.000% due 05/01/2013	155	157

Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	427

		699

Total Municipal Bonds & Notes (Cost $57,281)		57,387

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS 1.0%

State Street Bank and Trust Co.
0.010% due 01/02/2013	588	588

(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $604. Repurchase proceeds are $588.)

Total Short-Term Instruments (Cost $588)		588

Total Investments 99.2% (Cost $57,869)		$57,975

Other Assets and Liabilities (Net) 0.8%		464

Net Assets 100.0%		$58,439

84	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$260	$0	$260
Arizona	0	2,812	0	2,812
California	0	6,381	0	6,381
Colorado	0	506	0	506
Connecticut	0	1,749	0	1,749
Delaware	0	455	0	455
District of Columbia	0	528	0	528
Florida	0	3,566	0	3,566
Georgia	0	772	0	772
Illinois	0	3,517	0	3,517
Indiana	0	1,055	0	1,055
Iowa	0	1,250	0	1,250
Kentucky	0	253	0	253
Louisiana	0	508	0	508
Maine	0	253	0	253
Massachusetts	0	615	0	615
Michigan	0	1,269	0	1,269
Minnesota	0	2,915	0	2,915
Nevada	0	2,356	0	2,356
New York	0	10,154	0	10,154
North Carolina	0	510	0	510
Ohio	0	1,455	0	1,455
Oklahoma	0	489	0	489
Pennsylvania	0	3,504	0	3,504
Puerto Rico	0	253	0	253
South Carolina	0	811	0	811
Tennessee	0	691	0	691
Texas	0	5,037	0	5,037
Virginia	0	405	0	405
Washington	0	2,359	0	2,359
Wisconsin	0	699	0	699
Short-Term Instruments
Repurchase Agreements	0	588	0	588
	$0	$57,975	$0	$57,975

(ii) There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	85

Schedule of Investments PIMCO Total Return Exchange-Traded Fund

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%

AWAS Aviation Capital Ltd.
4.750% due 07/16/2018		$9,906	$9,992

DaVita, Inc.
2.720% due 11/01/2017		9,100	9,052

Las Vegas Sands LLC
2.760% due 11/23/2015		2,676	2,682

Total Bank Loan Obligations (Cost $21,547)			21,726

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 16.6%

Ally Financial, Inc.
0.000% due 06/15/2015		5,750	5,219
2.511% due 12/01/2014		5,365	5,373
3.510% due 02/11/2014		2,400	2,452
3.709% due 06/20/2014		5,988	6,155
4.500% due 02/11/2014		5,000	5,156
5.900% due 12/15/2013		40	40
6.000% due 11/15/2013		50	50
6.250% due 10/15/2013		10	10
6.375% due 08/01/2013		22	22
6.500% due 02/15/2013		24	24
6.500% due 03/15/2013		15	15
6.500% due 05/15/2013		50	50
6.750% due 12/01/2014		2,211	2,399
6.750% due 07/15/2016		85	84
6.750% due 10/15/2018		3,100	3,072
6.800% due 02/15/2013		25	25
6.800% due 04/15/2013		35	35
7.000% due 08/15/2013		200	200
7.000% due 02/15/2021		2,113	2,102
7.100% due 01/15/2013		25	25

American International Group, Inc.
3.750% due 11/30/2013		570	585
4.900% due 06/02/2014	CAD	9,000	9,376
8.625% due 05/22/2068	GBP	8,200	16,296

Barclays Bank PLC
14.000% due 06/15/2019 (e)		23,699	51,602

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$5,000	6,270

Belvoir Land LLC
5.300% due 12/15/2035		1,957	1,996

Caledonia Generating LLC
1.950% due 02/28/2022		19,046	19,249

Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		5,200	6,366

Citigroup Funding, Inc.
1.562% due 11/08/2013		8,500	8,539

Citigroup, Inc.
5.000% due 09/15/2014		26,000	27,366

Credit Agricole S.A.
8.375% due 10/13/2019 (e)		1,000	1,065

Dexia Credit Local S.A.
0.711% due 03/05/2013		5,915	5,907
0.793% due 04/29/2014		2,000	1,975
0.915% due 04/01/2014	GBP	22,600	36,519
2.000% due 03/05/2013		$900	901
2.750% due 01/10/2014		1,000	1,010
2.750% due 04/29/2014		22,300	22,764

Eksportfinans ASA
0.551% due 10/07/2013		800	786
0.553% due 04/05/2013		7,000	6,967
0.890% due 06/16/2015	JPY	1,100,000	11,697
1.600% due 03/20/2014		150,000	1,690
1.875% due 04/02/2013		$11,890	11,879

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.000% due 09/15/2015		$12,500	$11,971
2.375% due 05/25/2016		14,665	13,998
3.000% due 11/17/2014		11,400	11,315
5.500% due 05/25/2016		21,171	22,049
5.500% due 06/26/2017		1,000	1,053

Export-Import Bank of Korea
5.125% due 06/29/2020		1,189	1,371

Ford Motor Credit Co. LLC
7.000% due 04/15/2015		4,000	4,470
8.000% due 06/01/2014		2,000	2,182
8.700% due 10/01/2014		9,000	10,125

Industrial Bank of Korea
1.375% due 10/05/2015		5,000	5,016

International Lease Finance Corp.
6.500% due 09/01/2014		2,060	2,209
6.625% due 11/15/2013		10,500	10,946

Korea Exchange Bank
3.125% due 06/26/2017		5,000	5,216

LBG Capital PLC
7.625% due 12/09/2019	GBP	1,310	2,241
8.000% due 06/15/2020 (e)		$4,174	4,351
8.500% due 12/17/2021 (e)		9,250	9,643
9.125% due 07/15/2020	GBP	3,223	5,639

Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		$478	554

Rabobank Group
11.000% due 06/30/2019 (e)		134	182

SAFG Retirement Services, Inc.
5.600% due 07/31/2097		45,900	43,817

Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	5,000	6,595
7.300% due 07/27/2019		10,200	16,752

Santander U.S. Debt S.A.U.
2.485% due 01/18/2013		$10,000	10,000
3.724% due 01/20/2015		15,700	15,779

SLM Corp.
0.615% due 01/27/2014		900	892
3.875% due 09/10/2015		6,625	6,814
5.375% due 05/15/2014		5,000	5,246
6.250% due 01/25/2016		10,000	10,925

SLM Student Loan Trust
0.733% due 12/15/2033	EUR	67,139	77,543
5.450% due 03/15/2038	GBP	22,311	31,078

Stone Street Trust
5.902% due 12/15/2015		$3,920	4,294

SunAmerica Financial Group, Inc.
7.500% due 07/15/2025		600	763

Trafford Centre Finance Ltd.
0.728% due 07/28/2015	GBP	1,589	2,537

UBS AG
5.875% due 12/20/2017		$250	298

			641,177

INDUSTRIALS 2.2%

Altria Group, Inc.
9.700% due 11/10/2018		676	947

DISH DBS Corp.
6.625% due 10/01/2014		9,000	9,698
7.000% due 10/01/2013		2,000	2,085

Hampton Roads PPV LLC
6.621% due 06/15/2053		57,665	53,651

HCA, Inc.
5.750% due 03/15/2014		5,000	5,250
6.750% due 07/15/2013		3,000	3,090

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

International Business Machines Corp.
5.700% due 09/14/2017		$2,250	$2,719

MGM Resorts International
10.375% due 05/15/2014		5,900	6,741

President and Fellows of Harvard College
6.000% due 01/15/2019		250	312

Time Warner, Inc.
5.875% due 11/15/2016		2,000	2,343

			86,836

UTILITIES 1.0%

Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		3,000	3,056

Petroleos Mexicanos
8.000% due 05/03/2019		987	1,295

Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	26,050	34,962

			39,313

Total Corporate Bonds & Notes (Cost $743,650)			767,326

MUNICIPAL BONDS & NOTES 9.9%

CALIFORNIA 3.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2023		$1,000	1,156

California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		53,440	66,463

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035		24,730	25,958

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2005
5.000% due 06/01/2045		12,600	13,109

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2023		1,000	1,185
5.000% due 08/01/2024		1,000	1,174
5.000% due 08/01/2026		1,000	1,162
5.000% due 08/01/2027		1,000	1,156
5.000% due 08/01/2028		1,250	1,438

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2036		10,000	11,563

University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		1,705	2,228

			126,592

FLORIDA 0.4%

Florida State General Obligation Bonds, Series 2012
5.000% due 06/01/2025		11,885	14,484

GEORGIA 0.4%

Metropolitan Atlanta Rapid Transit Authority, Georgia Revenue Bonds, Series 2012
5.000% due 07/01/2030		12,940	15,537

LOUISIANA 0.1%

Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2012
5.000% due 05/01/2025		5,000	6,146

86	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW YORK 3.5%

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2006
5.000% due 02/15/2047	$3,555	$3,767

New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2023	2,010	2,364

New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,805	3,461

New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	4,000	4,582

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044	1,250	1,466

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2026	5,565	6,733

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024	5,000	6,221
5.000% due 02/01/2026	7,890	9,582
5.000% due 02/01/2042	30,000	34,529

New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	17,000	19,336

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	6,670	7,572

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024	10,000	12,459
5.000% due 08/15/2028	8,545	10,292
5.000% due 12/15/2028	10,000	12,209

		134,573

OHIO 0.1%

Columbus, Ohio General Obligation Bonds, Series 2012
3.000% due 08/15/2026	640	669
5.000% due 08/15/2026	1,420	1,774

		2,443

TENNESSEE 0.3%

Tennessee State School Bond Authority Revenue Bonds, (AGM Insured), Series 2007
5.000% due 05/01/2032	1,000	1,133

Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2030	7,885	9,574

		10,707

TEXAS 0.6%

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	6,000	7,029

Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2023	1,575	1,952
5.000% due 03/01/2025	1,000	1,219
5.000% due 03/01/2026	1,000	1,214
5.000% due 03/01/2027	1,000	1,209

Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Notes, Series 2012
5.000% due 03/01/2022	1,000	1,257

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Houston, Texas General Obligation Bonds, Series 2012
5.000% due 03/01/2025	$7,375	$9,024

		22,904

VIRGINIA 0.8%

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	603
5.000% due 05/15/2024	595	712
5.000% due 05/15/2025	500	594

Fairfax County, Virginia Industrial Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2022	5,175	6,351

Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2023	8,465	10,555

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2027	10,000	12,291

		31,106

WASHINGTON 0.5%

Washington State General Obligation Bonds, Series 2011
5.000% due 06/01/2030	5,000	5,959

Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	5,000	6,208

Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2024	6,215	7,619

		19,786

Total Municipal Bonds & Notes (Cost $382,152)		384,278

U.S. GOVERNMENT AGENCIES 28.3%

Fannie Mae
0.000% due 07/01/2031 - 02/25/2040 (b)	18,540	17,636
0.875% due 10/26/2017	800	804
2.000% due 07/25/2042 - 10/25/2042	1,337	1,267
2.310% due 08/01/2022	100	102
2.359% due 09/01/2034	110	117
2.500% due 05/01/2027 - 08/25/2042	138,549	144,878
2.650% due 03/01/2022	13,167	13,787
2.680% due 02/01/2022	15,000	15,659
2.780% due 07/01/2022	4,577	4,830
2.800% due 06/01/2022	4,960	5,230
2.820% due 06/01/2022	6,975	7,368
2.840% due 07/01/2022	12,229	12,929
2.850% due 06/01/2022	3,620	3,830
2.920% due 07/01/2022	497	528
2.940% due 06/01/2022	34,905	37,157
2.944% due 04/01/2036	60	64
2.950% due 05/01/2022	3,657	3,904
3.000% due 12/01/2021 - 02/01/2043	179,512	188,427
3.150% due 08/01/2027	1,194	1,238
3.260% due 06/01/2027	8,100	8,499
3.300% due 10/01/2021	12,953	14,150
3.380% due 11/01/2021	6,733	7,391
3.500% due 05/25/2042 - 01/01/2043	317,937	339,047
4.000% due 01/01/2026 - 07/25/2042	32,064	35,584
4.330% due 04/01/2021	196	228

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.440% due 09/25/2040 (a)	$16,300	$3,109
4.500% due 06/01/2030 - 04/25/2042	34,422	37,850
5.000% due 01/25/2040 - 07/25/2040	1,240	1,474
5.500% due 08/01/2035 - 06/25/2037	1,050	1,203
5.680% due 06/25/2037	256	295
5.750% due 11/25/2034	127	127
6.000% due 05/25/2031 - 07/25/2037	2,876	3,327
6.210% due 04/25/2040 (a)	930	127
6.500% due 08/25/2036	265	339
6.706% due 05/25/2042	490	493
6.990% due 05/25/2036 (a)	10,178	1,514
7.500% due 03/25/2034	425	544
20.378% due 01/25/2036	3,275	4,415
22.181% due 07/25/2023	55	85

Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)	3,525	3,213
0.750% due 01/12/2018	44,000	43,756
2.000% due 09/15/2042	3,545	3,285
2.365% due 11/01/2023	2	2
2.480% due 07/01/2036	87	92
2.762% due 10/01/2036	17	19
3.309% due 12/01/2031	249	269
3.500% due 04/15/2041	190	204
4.000% due 09/15/2039 - 06/15/2042	20,804	22,504
4.500% due 06/15/2027 - 08/15/2042	18,115	20,268
5.000% due 05/15/2033 - 05/15/2042	15,215	17,603
5.000% due 08/15/2039 (a)	1,595	189
5.250% due 03/15/2032 - 04/15/2033	338	381
5.500% due 08/15/2033 - 07/15/2037	10,211	12,024
6.000% due 10/15/2031 - 08/01/2037	4,963	5,781
6.567% due 02/15/2042	5,148	5,244
6.686% due 06/15/2042	4,403	4,398
9.482% due 01/15/2041	12,551	13,142
18.616% due 10/15/2023	484	771
19.088% due 05/15/2033	384	497

Ginnie Mae
3.500% due 12/20/2040	78	82
4.000% due 02/20/2041 - 04/20/2042	5,891	6,353
4.500% due 02/20/2038 - 12/20/2040	3,819	4,310
4.750% due 01/20/2035	29	33
5.000% due 10/20/2034 - 04/20/2041	4,570	5,457
5.500% due 02/17/2033 - 07/20/2037	366	432
5.889% due 12/20/2035 (a)	6,000	1,785
7.500% due 12/20/2029	2,998	3,550

Total U.S. Government Agencies (Cost $1,087,443)		1,095,200

U.S. TREASURY OBLIGATIONS 16.1%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022	12,414	13,484
0.125% due 07/15/2022	5,834	6,331
0.625% due 07/15/2021	1,850	2,104
1.375% due 01/15/2020	428	507
1.750% due 01/15/2028	4,417	5,720
2.000% due 01/15/2026	26,223	34,399

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	87

Schedule of Investments PIMCO Total Return Exchange-Traded Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.125% due 01/15/2019		$323	$393
2.375% due 01/15/2025		214,854	290,103
2.375% due 01/15/2027		8,718	12,024
2.500% due 01/15/2029		2,699	3,848

U.S. Treasury Notes
0.625% due 11/30/2017 (h)		66,900	66,660
0.750% due 12/31/2017		133,100	133,287
1.000% due 11/30/2019		44,000	43,539
1.125% due 12/31/2019		11,700	11,658

Total U.S. Treasury Obligations (Cost $620,947)			624,057

MORTGAGE-BACKED SECURITIES 13.6%

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		749	763

Adjustable Rate Mortgage Trust
1.010% due 01/25/2035		24	24
2.859% due 01/25/2035		677	675
2.937% due 07/25/2035		2,765	2,626

American Home Mortgage Investment Trust
2.010% due 09/25/2045		91	88
2.526% due 02/25/2045		1,796	1,749

Arkle Master Issuer PLC
1.461% due 05/17/2060		529	530

Arran Residential Mortgages Funding PLC
1.591% due 05/16/2047	EUR	366	493

ASG Resecuritization Trust
2.504% due 03/26/2037		$123	123

Banc of America Alternative Loan Trust
6.000% due 03/25/2034		48	50

Banc of America Funding Corp.
0.431% due 07/20/2036		55	50
0.461% due 05/20/2035		6,211	5,510
0.710% due 06/26/2035		1,000	899
2.619% due 05/25/2035		102	106
2.687% due 02/20/2036		499	497
3.159% due 12/20/2034		1,152	700
5.750% due 03/25/2036		6,425	6,516

Banc of America Large Loan Trust
0.959% due 08/15/2029		3,800	3,741

Banc of America Mortgage Trust
2.563% due 10/25/2034		2,098	2,070
2.971% due 02/25/2034		255	256
3.111% due 06/25/2035		765	756

Banc of America Re-REMIC Trust
5.623% due 06/24/2050		5,974	6,785

Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.891% due 07/10/2045		5,871	5,881

BCAP LLC Trust
5.089% due 07/26/2037		1,711	1,465

Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		1,033	1,006
2.673% due 04/25/2034		20	19
2.885% due 01/25/2035		571	563
3.115% due 10/25/2034		379	323
3.117% due 11/25/2034		124	121
3.247% due 04/25/2034		185	179

Bear Stearns Alt-A Trust
0.480% due 08/25/2035		958	864
0.850% due 04/25/2034		108	100
2.706% due 06/25/2034		556	538

Bear Stearns Commercial Mortgage Securities
4.868% due 09/11/2042		3,000	3,133
5.330% due 01/12/2045		23	23

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bella Vista Mortgage Trust
0.511% due 01/22/2045		$764	$695

Chase Mortgage Finance Corp.
3.003% due 02/25/2037		727	737

Citigroup Mortgage Loan Trust, Inc.
0.450% due 11/25/2036		2,700	1,984
2.270% due 09/25/2035		496	493
2.340% due 09/25/2035		316	311
2.600% due 05/25/2035		81	80
2.689% due 08/25/2035		1,890	1,891
2.838% due 09/25/2034		272	274
2.901% due 03/25/2034		852	848

Commercial Mortgage Pass-Through Certificates
5.448% due 01/15/2049		641	647

Countrywide Alternative Loan Trust
1.641% due 01/25/2036		5,549	4,589
6.000% due 11/25/2034		160	159

Countrywide Home Loan Mortgage Pass-Through Trust
0.610% due 07/25/2018		666	646
0.610% due 08/25/2033		3,064	2,960
0.710% due 06/25/2018		2,965	2,911
0.750% due 02/25/2035		80	74
0.750% due 03/25/2035		479	419
2.999% due 12/25/2033		1,941	1,898
5.000% due 04/25/2035		46	46

Credit Suisse First Boston Mortgage Securities Corp.
0.860% due 11/25/2031		71	58
2.465% due 06/25/2033		44	43
3.018% due 11/25/2034		156	158
4.832% due 04/15/2037		2,000	2,153

Credit Suisse Mortgage Capital Certificates
2.838% due 04/26/2037		102	103
3.022% due 07/27/2036		238	240
3.348% due 03/27/2036		281	278
4.768% due 10/27/2036		114	110
4.871% due 07/27/2037		124	126
5.509% due 04/15/2047		200	233
6.000% due 05/27/2036		119	119

CW Capital Cobalt Commerical Mortgage Trust
5.723% due 05/15/2046		115	115

Deutsche Mortgage Securities, Inc.
5.236% due 06/26/2035		2,000	2,045

DLJ Commercial Mortgage Corp.
6.100% due 06/10/2032		7,777	7,875

Epic Opera PLC
0.778% due 07/28/2016	GBP	4,450	7,076

First Horizon Alternative Mortgage Securities
2.536% due 06/25/2034		$28	27
2.555% due 09/25/2034		362	360
2.566% due 04/25/2035		2,707	2,427

First Horizon Mortgage Pass-Through Trust
2.680% due 12/25/2034		1,387	1,368
5.132% due 06/25/2035		896	886

GMAC Mortgage Corp. Loan Trust
3.565% due 08/19/2034		108	105

Granite Master Issuer PLC
0.351% due 12/20/2054		16	16

Great Hall Mortgages PLC
0.314% due 03/18/2039	EUR	610	726
0.649% due 03/18/2039	GBP	7,253	10,638
0.659% due 06/18/2039		42,136	62,152
0.669% due 06/18/2038		9,565	14,096

Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039		$3,217	3,322

GS Mortgage Securities Corp.
1.260% due 03/06/2020		2,000	2,003

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.456% due 03/06/2020		$3,000	$3,005
2.006% due 03/06/2020		7,500	7,516
2.476% due 03/06/2020		3,000	3,009
4.761% due 07/10/2039		11,240	12,133

GSMPS Mortgage Loan Trust
0.560% due 03/25/2035		3,104	2,613

GSR Mortgage Loan Trust
0.510% due 04/25/2032		295	278
0.540% due 12/25/2034		89	82
0.550% due 12/25/2034		190	182
0.650% due 05/25/2035		32	29
1.900% due 05/25/2034		164	158
2.649% due 09/25/2035		925	864
2.660% due 09/25/2035		560	564
2.745% due 06/25/2034		1,389	1,276
2.888% due 04/25/2035		56	55
2.944% due 09/25/2034		1,101	1,014
3.004% due 01/25/2035		461	455
3.013% due 05/25/2035		113	105
3.123% due 12/25/2034		1,259	1,107
4.913% due 06/25/2034		27	27

Harborview Mortgage Loan Trust
2.650% due 06/19/2034		516	515
2.764% due 05/19/2033		234	235
3.070% due 01/19/2035		2,900	2,539

Holmes Master Issuer PLC
1.560% due 10/15/2054	EUR	265	354

Homebanc Mortgage Trust
0.540% due 10/25/2035		$6,811	5,398

Homestar Mortgage Acceptance Corp.
0.530% due 03/25/2034		149	146

Impac CMB Trust
0.730% due 04/25/2035		412	379
0.850% due 10/25/2033		11	10

Indymac Index Mortgage Loan Trust
0.520% due 10/25/2036		1,305	978
1.070% due 08/25/2034		120	93
2.616% due 08/25/2034		155	147

Indymac Mortgage Loan Trust
5.409% due 08/25/2036		695	702

JPMorgan Chase Commercial Mortgage Securities Corp.
5.292% due 01/12/2043		510	511
5.797% due 06/15/2049		1,664	1,717

JPMorgan Mortgage Trust
2.706% due 12/25/2034		662	672
2.949% due 06/25/2035		83	75
3.012% due 08/25/2034		947	965
3.029% due 07/25/2035		1,076	1,072
3.095% due 07/25/2035		185	190
3.109% due 09/25/2035		740	721
5.500% due 04/25/2036		3,612	3,651

JPMorgan Resecuritization Trust
2.129% due 01/26/2037		109	109
2.904% due 08/27/2037		157	159
5.133% due 11/26/2035		1,376	1,235
5.358% due 01/27/2047		128	130
5.913% due 07/27/2037		107	109
6.000% due 02/27/2037		337	346

Leek Finance Ltd.
0.799% due 12/21/2037	GBP	1,744	2,924

Mall Funding PLC
1.209% due 04/22/2017		2,904	4,538

MASTR Adjustable Rate Mortgages Trust
2.406% due 09/25/2033		$748	726
2.761% due 03/25/2035		8,941	8,182

Mellon Residential Funding Corp.
0.689% due 06/15/2030		204	202

88	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Merrill Lynch Floating Trust
0.751% due 07/09/2021		$63,002	$62,614

Merrill Lynch Mortgage Investors Trust
0.460% due 11/25/2035		480	450
0.670% due 04/25/2029		173	170
0.670% due 03/25/2030		127	125
0.710% due 05/25/2029		539	532
0.770% due 01/25/2030		353	345
1.214% due 10/25/2035		816	805
2.343% due 05/25/2029		85	85
2.468% due 02/25/2036		1,561	1,519
2.476% due 04/25/2029		826	810
2.485% due 04/25/2035		3,649	3,345

Merrill Lynch Mortgage Investors, Inc.
0.420% due 02/25/2036		845	738
2.039% due 03/25/2033		150	154
5.378% due 05/25/2036		11,894	11,426

Morgan Stanley Capital Trust
5.037% due 01/14/2042		8,954	9,058
5.439% due 02/12/2044		15,269	15,985
5.575% due 04/12/2049		12,797	13,200
5.610% due 04/15/2049		480	496
5.852% due 12/12/2049		14	15

Morgan Stanley Dean Witter Capital
1.368% due 03/25/2033		874	866

Morgan Stanley Mortgage Loan Trust
0.480% due 09/25/2035		58	56
0.660% due 07/25/2034		274	270
5.442% due 01/25/2035		4,237	4,180

MortgageIT Trust
0.510% due 08/25/2035		466	420

Opera Finance PLC
0.425% due 10/20/2014	EUR	10,600	13,764

RBSSP Resecuritization Trust
0.710% due 03/26/2036		$807	792

Residential Accredit Loans, Inc. Trust
1.665% due 08/25/2035		3,670	2,924

Residential Asset Securitization Trust
0.760% due 08/25/2033		133	124

RMAC Securities PLC
0.669% due 06/12/2044	GBP	4,558	6,698

Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$400	455
5.331% due 02/16/2044		400	458
5.336% due 05/16/2047		400	460

Sequoia Mortgage Trust
0.481% due 01/20/2035		98	90
0.511% due 12/20/2034		633	620
0.531% due 11/20/2034		129	126
0.799% due 01/20/2035		5,577	5,106
0.906% due 11/20/2034		2,374	2,147
0.931% due 11/22/2024		18	17
0.978% due 02/20/2035		3,762	3,683
1.104% due 07/20/2034		3,243	3,070
1.111% due 12/20/2032		4,103	4,055
1.328% due 02/20/2034		3,854	3,565
1.378% due 08/20/2034		1,788	1,731
2.649% due 04/20/2035		472	475

Structured Adjustable Rate Mortgage Loan Trust
0.610% due 06/25/2035		306	305
2.743% due 07/25/2034		381	377
2.775% due 02/25/2034		66	67
2.787% due 03/25/2035		3,590	3,336
2.824% due 04/25/2034		352	344
2.848% due 11/25/2034		7,802	7,916
2.854% due 02/25/2035		2,201	1,839
2.858% due 03/25/2034		196	199

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Structured Asset Mortgage Investments, Inc.
0.460% due 07/19/2035		$1,222	$1,212
0.870% due 10/19/2034		1,452	1,428
0.910% due 02/19/2035		237	232
1.050% due 02/19/2033		1,094	1,055
2.626% due 12/19/2034		2,810	2,785

Structured Asset Securities Corp.
2.555% due 01/25/2032		13	11
2.617% due 06/25/2033		79	79
2.763% due 01/25/2034		197	195
2.772% due 04/25/2033		56	55
3.088% due 11/25/2032		1,307	1,278
5.500% due 05/25/2035		3,032	3,144

Thornburg Mortgage Securities Trust
0.750% due 03/25/2044		186	179
5.656% due 10/25/2046		13,985	14,030
5.710% due 07/25/2036		635	638
5.750% due 06/25/2047		8,622	8,535

Wachovia Bank Commercial Mortgage Trust
0.289% due 06/15/2020		7,576	7,461
0.384% due 06/15/2049		378	355
5.421% due 04/15/2047		4,469	4,601
5.732% due 06/15/2049		1,442	1,483

WaMu Mortgage Pass-Through Certificates
0.480% due 07/25/2045		103	97
0.500% due 12/25/2045		85	78
0.520% due 01/25/2045		84	82
0.530% due 07/25/2045		125	121
0.540% due 01/25/2045		5,749	5,560
0.570% due 01/25/2045		823	738
0.640% due 10/25/2044		1,673	1,592
0.670% due 06/25/2044		318	274
1.160% due 02/25/2046		135	124
1.411% due 11/25/2041		895	877
1.565% due 04/25/2044		77	73
2.261% due 02/27/2034		163	166
2.342% due 11/25/2041		1,931	1,907
2.451% due 10/25/2034		132	132
2.471% due 03/25/2035		393	392
2.487% due 12/25/2035		290	275
2.571% due 06/25/2034		303	310

Wells Fargo Mortgage-Backed Securities Trust
2.490% due 09/25/2033		284	291
2.610% due 01/25/2035		740	741
2.617% due 03/25/2035		1,388	1,389
2.623% due 01/25/2035		25	25
2.626% due 06/25/2035		744	763
2.661% due 06/25/2035		71	73
4.727% due 01/25/2034		142	145
4.736% due 12/25/2033		67	68
5.572% due 04/25/2036		162	161
5.750% due 01/25/2036		591	641

Windermere CMBS PLC
0.370% due 08/22/2016	EUR	1,971	2,577

Total Mortgage-Backed Securities (Cost $494,693)			524,779

ASSET-BACKED SECURITIES 6.2%

ACA CLO Ltd.
0.565% due 07/25/2018		$17,935	17,629

Aquilae CLO PLC
1.007% due 01/17/2023	EUR	473	605

Asset-Backed European Securitisation Transaction SRL
1.594% due 03/15/2018	GBP	8,189	13,338

Asset-Backed Securities Corp. Home Equity
0.485% due 09/25/2034		$25	24

Avoca CLO BV
0.833% due 02/18/2022	EUR	2,123	2,735

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Bear Stearns Asset-Backed Securities Trust
0.660% due 11/25/2039		$92	$88
0.660% due 12/25/2042		69	66
0.700% due 07/25/2035		7,878	7,604
1.410% due 03/25/2043		112	96
1.610% due 03/25/2035		5,000	4,013

Berica ABS SRL
0.485% due 12/30/2055	EUR	20,000	24,866

Chase Funding Mortgage Loan Asset-Backed Certificates
0.950% due 10/25/2032		$53	48
4.396% due 02/25/2030		50	50

Citibank Omni Master Trust
2.959% due 08/15/2018		450	468

Clavos Euro CDO Ltd.
0.788% due 04/18/2023	EUR	7,753	9,959

Countrywide Asset-Backed Certificates
0.340% due 06/25/2037		$10,248	9,986
0.390% due 09/25/2036		2,936	2,837
0.490% due 11/25/2035		131	131
0.560% due 05/25/2046		3,282	2,856
0.600% due 11/25/2034		56	54
0.910% due 12/25/2033		74	64
1.060% due 04/25/2035		2,260	1,858

Credit Suisse First Boston Mortgage Securities Corp.
0.960% due 10/25/2032		48	37

EFS Volunteer LLC
1.088% due 07/26/2027		1,141	1,154

Equity One ABS, Inc.
4.860% due 07/25/2033		226	215

First Franklin Mortgage Loan Trust
0.510% due 01/25/2036		5,000	4,257
0.570% due 10/25/2035		25,000	20,234
0.690% due 03/25/2035		750	693
1.035% due 05/25/2034		8,152	6,955

Harbourmaster CLO Ltd.
0.443% due 06/15/2020	EUR	905	1,168

Harvest CLO S.A.
0.936% due 03/29/2017		1,868	2,452

Hyde Park CDO BV
0.568% due 06/14/2022		10,582	13,570

JPMorgan Mortgage Acquisition Corp.
0.400% due 05/25/2035		$2,535	2,379
0.500% due 05/25/2035		3,397	2,709

Lehman XS Trust
0.480% due 12/25/2035		4,130	3,446
0.490% due 08/25/2035		344	314
1.171% due 11/25/2035		222	192

Leopard CLO BV
0.716% due 04/07/2019	EUR	764	1,004

Long Beach Mortgage Loan Trust
0.810% due 06/25/2035		$7,263	5,329

Magi Funding PLC
0.671% due 04/11/2021	EUR	196	252

MASTR Asset-Backed Securities Trust
0.630% due 03/25/2035		$3,183	3,003

Mid-State Trust
5.745% due 01/15/2040		704	746
5.787% due 10/15/2040		113	120
6.005% due 08/15/2037		63	68
6.340% due 10/15/2036		9,270	9,815
7.340% due 07/01/2035		27	28

Morgan Stanley ABS Capital
1.065% due 03/25/2034		1,309	1,170

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	89

Schedule of Investments PIMCO Total Return Exchange-Traded Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

North Carolina State Education Assistance Authority
0.765% due 10/26/2020		$114	$115

Option One Mortgage Loan Trust
0.810% due 04/25/2033		83	75
1.050% due 02/25/2033		49	43

Origen Manufactured Housing Contract Trust
6.480% due 01/15/2037		87	90

Park Place Securities, Inc.
0.630% due 05/25/2035		3,092	2,950

Residential Asset Securities Corp. Trust
0.640% due 10/25/2035		2,000	1,801
0.990% due 11/25/2034		83	77

Securitized Asset-Backed Receivables LLC
0.500% due 12/25/2035		9,462	6,995

SLM Student Loan Trust
0.303% due 01/25/2041	EUR	10,000	10,435
0.383% due 01/25/2024		3,500	4,394
0.453% due 09/15/2021		703	924
0.465% due 01/25/2021		$104	104
0.733% due 12/15/2027	EUR	10,400	12,595
1.815% due 04/25/2023		$413	431
3.500% due 08/17/2043		211	204

Soundview Home Loan Trust
1.005% due 04/25/2035		2,562	2,256

South Carolina Student Loan Corp.
0.765% due 01/25/2021		221	222

Structured Asset Securities Corp.
0.610% due 05/25/2034		86	81

Tara Hill BV
1.285% due 01/24/2019	EUR	1,573	2,071

Trimaran CLO Delaware Corp.
0.563% due 11/01/2018		$10,000	9,790

Vanderbilt Mortgage Finance
9.000% due 10/07/2030		328	343

Wood Street CLO BV
0.602% due 11/22/2021	EUR	2,193	2,831

Total Asset-Backed Securities (Cost $227,642)			239,512

SOVEREIGN ISSUES 5.7%

Autonomous Community of Madrid Spain
4.200% due 09/24/2014		10,000	12,880
4.305% due 03/06/2014		8,600	11,375

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Italy Buoni Poliennali Del Tesoro
4.750% due 06/01/2017	EUR	107,900	$151,765

Province of Ontario
2.450% due 06/29/2022		$25,900	26,263
3.150% due 06/02/2022	CAD	650	677
4.000% due 06/02/2021		2,000	2,226

Province of Quebec
3.500% due 07/29/2020		$1,200	1,334
3.500% due 12/01/2022	CAD	200	212
4.500% due 12/01/2020		1,400	1,603

Xunta de Galicia
6.964% due 12/28/2017	EUR	10,000	13,195

Total Sovereign Issues (Cost $212,973)			221,530

		SHARES
PREFERRED SECURITIES 0.8%

BANKING & FINANCE 0.8%

Ally Financial, Inc.
7.000% due 01/30/2013 (e)		30,000	29,467

Total Preferred Securities (Cost $28,836)			29,467

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.2%

CERTIFICATES OF DEPOSIT 0.6%

Banco do Brasil S.A.
0.000% due 06/28/2013		$12,600	$12,574

Dexia Credit Local S.A.
1.700% due 09/06/2013		1,100	1,101

Itau Unibanco Holding S.A.
0.000% due 10/31/2013		10,000	9,882

			23,557

COMMERCIAL PAPER 1.9%

Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		20,000	19,684

Dominion Resources, Inc.
0.450% due 01/09/2013		3,900	3,900

Duke Energy Corp.
0.460% due 01/22/2013		5,400	5,399

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)

Entergy Corp.
0.920% due 02/19/2013		$18,500	$18,477

Ford Motor Credit Co. LLC
0.960% due 03/05/2013		15,400	15,373

Santander S.A.
2.200% due 04/02/2013		2,000	1,994
3.100% due 10/01/2013		8,100	7,981

			72,808

REPURCHASE AGREEMENTS 1.9%

Barclays, Inc.
0.230% due 01/02/2013		75,000	75,000
(Dated 12/31/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016 valued at $76,520. Repurchase proceeds are $75,001.)

State Street Bank and Trust Co.
0.010% due 01/02/2013		250	250
(Dated 12/31/2012. Collateralized by Fannie Mae 2.060% due 10/17/2022 valued at $260. Repurchase proceeds are $250.)

			75,250

MEXICO TREASURY BILLS 8.6%
4.429% due 01/10/2013 - 04/04/2013 (c)	MXN	4,324,600	332,190

U.S. TREASURY BILLS 0.2%
0.148% due 05/09/2013 - 12/12/2013 (c)(g)(h)		$7,110	7,102

Total Short-Term Instruments (Cost $510,624)			510,907

Total Investments 114.2% (Cost $4,330,507)			$4,418,782

Other Assets and Liabilities (Net) (14.2%)			(548,287)

Net Assets 100.0%			$3,870,495

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	The average amount of borrowings while outstanding during the period ended December 31, 2012 was $53,454 at a weighted average interest rate of (0.035%).
(g)	Securities with an aggregate market value of $479 have been pledged or delivered as collateral for delayed-delivery securities or sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of December 31, 2012.
(h)	Securities with an aggregate market value of $13,247 have been pledged as collateral for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of December 31, 2012.
(i)	Short sales outstanding as of December 31, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	02/01/2043	$16,000	$17,232	$(17,278)

90	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

(j)	Foreign currency contracts outstanding as of December 31, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2013	EUR	101,869		$132,453	BOA	$0	$(2,022)	$(2,022)
01/2013		111,962		144,569	BPS	0	(3,230)	(3,230)
01/2013		840		1,107	BRC	0	(2)	(2)
01/2013		30,426		39,993	DUB	0	(172)	(172)
01/2013		19,339		25,033	FBF	0	(496)	(496)
01/2013		5,551		7,255	HUS	0	(72)	(72)
01/2013		18,360		23,392	MSC	0	(845)	(845)
01/2013		30,000		36,842	RBC	0	(2,766)	(2,766)
01/2013		14,827		19,500	RYL	0	(73)	(73)
01/2013		109,232		142,579	UAG	0	(1,617)	(1,617)
01/2013	JPY	1,879,573		22,918	DUB	1,221	0	1,221
01/2013		463,597		5,560	FBF	208	0	208
01/2013		151,429		1,785	RYL	37	0	37
01/2013	MXN	183,239		13,922	CBK	0	(219)	(219)
01/2013		494,881		38,078	DUB	0	(183)	(183)
01/2013		$23,397	EUR	18,252	BRC	697	0	697
01/2013		45,356		34,987	CBK	830	0	830
01/2013		3,096		2,384	DUB	51	0	51
01/2013		7,122		5,567	HUS	229	(2)	227
01/2013		49,712		38,853	JPM	1,577	0	1,577
01/2013		14,382		11,094	MSC	263	0	263
01/2013		577		444	RBC	9	0	9
01/2013		49,096		37,794	RYL	796	0	796
01/2013		652	ZAR	5,766	JPM	25	0	25
02/2013	MXN	457,703		$34,749	CBK	0	(550)	(550)
02/2013		91,627		6,993	FBF	0	(74)	(74)
02/2013		1,211,790		92,260	GLM	0	(1,063)	(1,063)
02/2013		101,808		7,775	UAG	0	(61)	(61)
02/2013		$200	BRL	411	BRC	0	0	0
02/2013		12,896		26,615	HUS	48	0	48
02/2013		400		821	MSC	0	(1)	(1)
02/2013		4,400		9,044	UAG	0	(1)	(1)
03/2013	CAD	119		$120	BRC	1	0	1
03/2013		13,878		14,046	CBK	117	0	117
03/2013	GBP	190,573		306,878	BOA	0	(2,633)	(2,633)
03/2013		19,885		32,160	BRC	0	(135)	(135)
03/2013		5,000		8,032	UAG	0	(89)	(89)
03/2013	MXN	133,300		10,333	BOA	87	0	87
03/2013		120,017		9,302	BPS	78	0	78
03/2013		$160	GBP	100	BRC	2	0	2
03/2013		19,392		12,003	RYL	103	0	103
03/2013		3,175		1,954	UAG	0	(2)	(2)
04/2013	MXN	839,147		$65,081	JPM	742	(30)	712
04/2013		640,606		49,350	UAG	210	0	210
04/2013		$83	MXN	1,082	DUB	1	0	1
04/2013		8,943		115,993	HUS	30	(75)	(45)
04/2013		323		4,153	JPM	0	(4)	(4)
04/2013		548		7,214	MSC	6	0	6
04/2013		15,460		203,385	UAG	142	0	142
09/2013	EUR	9,400		$11,866	UAG	0	(571)	(571)
12/2013		8,500		10,729	BOA	0	(531)	(531)
						$7,510	$(17,519)	$(10,009)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	91

Schedule of Investments PIMCO Total Return Exchange-Traded Fund (Cont.)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2012
Investments, at value
Bank Loan Obligations	$0	$21,726	$0	$21,726
Corporate Bonds & Notes
Banking & Finance	0	611,393	29,784	641,177
Industrials	0	33,185	53,651	86,836
Utilities	0	39,313	0	39,313
Municipal Bonds & Notes
California	0	126,592	0	126,592
Florida	0	14,484	0	14,484
Georgia	0	15,537	0	15,537
Louisiana	0	6,146	0	6,146
New York	0	134,573	0	134,573
Ohio	0	2,443	0	2,443
Tennessee	0	10,707	0	10,707
Texas	0	22,904	0	22,904
Virginia	0	31,106	0	31,106
Washington	0	19,786	0	19,786
U.S. Government Agencies	0	1,095,200	0	1,095,200
U.S. Treasury Obligations	0	624,057	0	624,057
Mortgage-Backed Securities	0	524,779	0	524,779
Asset-Backed Securities	0	239,512	0	239,512
Sovereign Issues	0	208,335	13,195	221,530
Preferred Securities
Banking & Finance	0	29,467	0	29,467
Short-Term Instruments
Certificates of Deposit	0	23,557	0	23,557
Commercial Paper	0	72,808	0	72,808
Repurchase Agreements	0	75,250	0	75,250
Mexico Treasury Bills	0	332,190	0	332,190
U.S. Treasury Bills	0	7,102	0	7,102
	$0	$4,322,152	$96,630	$4,418,782

Short Sales, at value	$0	$(17,278)	$0	$(17,278)

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	$0	$7,510	$0	$7,510

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(17,519)	$0	$(17,519)
Totals	$0	$4,294,865	$96,630	$4,391,495

(ii)	There were no transfers between Level 1 and 2 during the period ended December 31, 2012.

92	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

December 31, 2012

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2012 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$10,651	$(22)	$(7)	$(1)	$(86)	$19,249	$0	$29,784	$(86)
Industrials	0	54,247	0	4	0	(600)	0	0	53,651	(600)
U.S. Govern ment Agencies	12,310	(12,381)	0	0	0	71	0	0	0	0
Sovereign Issues	0	13,183	0	0	0	12	0	0	13,195	12
Short-Term Instru ments
Mexico Treasury Bills	44,748	0	(46,899)	485	2,938	(1,272)	0	0	0	0
Totals	$57,058	$65,700	$(46,921)	$482	$2,937	$(1,875)	$19,249	$0	$96,630	$(674)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2012	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$29,784	Benchmark Pricing	Base Price	100.52 - 102.41
Industrials	53,651	Benchmark Pricing	Base Price	94.07
Sovereign Issues	13,195	Benchmark Pricing	Base Price	100.00
Total	$96,630

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs and valuation techniques.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(l)	Fair Value of Financial Derivative Instruments (1)

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$7,510	$0	$7,510

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$0	$0	$17,519	$0	$17,519

The Effect of Financial Derivative Instruments on the Statements of Operations for the Period Ended December 31, 2012:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized (Loss) on Derivatives:
Net realized (loss) on foreign currency transactions	$0	$0	$0	$(28,167)	$0	$(28,167)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	$0	$0	$0	$(5,886)	$0	$(5,886)

(1)	See note 6 in the Notes to Financial Statements for additional information.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2012	93

Schedule of Investments PIMCO Total Return Exchange-Traded Fund (Cont.)

(Unaudited)

December 31, 2012

(m)	Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of December 31, 2012:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures (1)
BOA	$(5,099)	$3,583	$(1,516)
BPS	(3,152)	3,386	234
BRC	563	(800)	(237)
CBK	178	(520)	(342)
DUB	918	(830)	88
FBF	(362)	415	53
GLM	(1,063)	675	(388)
HUS	158	0	158
JPM	2,310	(2,770)	(460)
MSC	(577)	220	(357)
RBC	(2,757)	2,777	20
RYL	863	(700)	163
UAG	(1,989)	1,951	(38)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding credit and counterparty risks.

94	PIMCO ETF TRUST	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

December 31, 2012

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to nineteen funds (each a “Fund” and collectively the “Funds”) offered by the Trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for a Fund’s shares may be different from the Fund’s NAV. The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statements of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Cash and Foreign Currency The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(c) Dividends and Distributions to Shareholders Dividends from net investment income, if any, of each Fund, except the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, are declared and distributed to shareholders monthly. Dividends from net investment income, if any, of the PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. Dividends and distributions cannot be automatically reinvested in additional shares of a Fund.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include tax events such as wash sales losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of transactions that may cause character

SEMIANNUAL REPORT	DECEMBER 31, 2012	95

Notes to Financial Statements (Cont.)

differences include the treatment of paydowns on mortgage-backed securities, swaps, foreign currency transactions and redeem-in-kind transactions. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Equalization Each Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares.

(e) New Accounting Pronouncements In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets. Effective July 1, 2012, the Funds began accounting for the sale and simultaneous repurchase of certain securities (“sale-buybacks”) as financing transactions. These transactions were previously accounted for as purchases and sales. As such, the Funds may have recorded additional interest expense. See Note 5 in the Notes to Financial Statements for additional details.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding fair value measurements. See Fair Value Measurements in the Notes to Schedules of Investments and Note 3 in the Notes to Financial Statements for additional details.

In December 2011, the FASB issued an ASU to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each business day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment manager (the “Manager”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The

96	PIMCO ETF TRUST

(Unaudited)

December 31, 2012

Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

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Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Assets or liabilities categorized as Level 2 or 3 as of period end may have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically as a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data. Transfers out of Level 3 to Level 2 are typically as a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

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Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in

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the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, a

Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of December 31, 2012, the Funds had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid

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and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(d) Payment In-Kind Securities Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

(e) U.S. Government Agencies or Government-Sponsored Enterprises Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(f) When-Issued Transactions Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements Each Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

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(c) Sale-Buybacks A Fund may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Securities Lending The Funds listed below may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent. The securities out on loan are required to be secured by cash collateral at least equal to 102% of the domestic and 105% of the foreign loans market value. The Fund will then invest the cash collateral received in the PIMCO Government Money Market Fund and PIMCO Money Market Fund (see table below for designations), and records a liability for the return of the collateral, during the period the securities are on loan. Each fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the lending agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income (if applicable).

The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income (if applicable).

Fund Name	Cash Collateral Reinvestment Vehicle
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	PIMCO Money Market Fund
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	PIMCO Money Market Fund
PIMCO Australia Bond Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO Canada Bond Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO Germany Bond Index Exchange-Traded Fund	PIMCO Government Money Market Fund
PIMCO Enhanced Short Maturity Exchange-Traded Fund	PIMCO Money Market Fund

(e) Short Sales Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in

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unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statements of Operations serve as indicators of the volume of financial derivative activity for the Funds.

(a) Foreign Currency Contracts Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Swap Agreements Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of

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protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit

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Notes to Financial Statements (Cont.)

default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2012 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Funds.

Market Risks A Fund’s investments in fixed income securities expose the Fund to various risks such as but not limited to, market trading, interest rate, foreign currency, equity, management and tracking error and indexing risks.

Market trading risk is the risk that an active secondary trading market for a Fund’s shares does not develop or continue, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Management and Tracking Error Risk is the risk that the portfolio manager’s investment decisions may not produce the desired results or that an Index Fund’s portfolio may not correlate to the Fund’s Index.

Indexing risk is the risk that a Fund is negatively affected by general declines in the market segments or asset classes represented by the Fund’s Index.

Credit and Counterparty Risks A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security or repurchase agreement is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to a Fund exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Fund. A Fund may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to a Fund subsequently decreases, the Fund would be required to return to the counterparty all or a portion of the collateral previously advanced to the Fund.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper may be used. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The market value of OTC financial derivative transactions, net of collateral received in or pledged by counterparty as of period end, is disclosed in the Notes to Schedules of Investments.

Prime Broker Account Agreements and agreements governing listed equity option transactions between a Fund and selected counterparties or brokers govern the considerations and factors surrounding accounts opened for short selling and listed equity option transactions and activities, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. See Note 5(d) for additional information.

8. FEES AND EXPENSES

(a) Management Fee PIMCO, a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at the annual rate based on average daily net assets (the “Management Fee”). The Management Fee for each Fund is charged at an annual rate as noted in the table below.

Fund Name	Management Fee
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%
PIMCO Australia Bond Index Exchange-Traded Fund	0.45%
PIMCO Canada Bond Index Exchange-Traded Fund	0.45%
PIMCO Germany Bond Index Exchange-Traded Fund	0.45%
PIMCO Build America Bond Exchange-Traded Fund	0.45%
PIMCO Enhanced Short Maturity Exchange-Traded Fund	0.35%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	0.60%
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	0.35%
PIMCO Short Term Municipal Bond Exchange-Traded Fund	0.35%
PIMCO Total Return Exchange-Traded Fund	0.55%

(b) Distribution and Servicing Fees PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2012, each Fund was permitted to reimburse the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets. However, the Board of Trustees

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Notes to Financial Statements (Cont.)

has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 fee may only be imposed or increased when the Board of Trustees determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.

(c) Fund Expenses The Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as (i)salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expense; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expense, including costs of litigation and indemnification expenses; and (viii) organization expenses. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee received an annual retainer of $30,000, plus $3,500 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $4,000 and each other committee chair received an additional annual retainer of $500.

Effective January 1, 2013, each unaffiliated Trustee receives an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $5,000 and each other committee chair receives an additional annual retainer of $1,250.

These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

(d) Expense Limitation PIMCO has contractually agreed, until October 31, 2013, to waive a portion of PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund’s Management Fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the Fund of any portion of the Management Fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the expense limit; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

PIMCO has contractually agreed, until October 31, 2013, to waive its Management Fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees, if any, exceed 0.0049% of that Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit. The recoverable amounts to PIMCO at December 31, 2012, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$301
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	65
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	67
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	76
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	54
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	75
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	67
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	67
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	58
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	73
PIMCO Australia Bond Index Exchange-Traded Fund	37
PIMCO Canada Bond Index Exchange-Traded Fund	40
PIMCO Germany Bond Index Exchange-Traded Fund	29
PIMCO Build America Bond Exchange-Traded Fund	93
PIMCO Enhanced Short Maturity Exchange-Traded Fund	70
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	70
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	84
PIMCO Short Term Municipal Bond Exchange-Traded Fund	84
PIMCO Total Return Exchange-Traded Fund	92

9. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees payable to these parties are disclosed in Note 5 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures

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adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended December 31, 2012, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	$—	$83,581
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	16,346	—
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	3,650	15,357
PIMCO Build America Bond Exchange-Traded Fund	688	6,055
PIMCO Enhanced Short Maturity Exchange-Traded Fund	93,596	306,761
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	8,390	1,439
PIMCO Total Return Exchange-Traded Fund	238,040	630,984

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by a Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2012, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$12,709	$14,514	$0	$0
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	1,241	0	0	0
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	1,550	1,490	0	0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0	9,629	0	0
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	194	0	0	0
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	95,283	92,745	0	0
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	3,265	3,124	0	0
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	4,757	4,726	0	0
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	0	362,826	63,674
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	0	59,661	108,703
PIMCO Australia Bond Index Exchange-Traded Fund	0	0	25,410	11,920
PIMCO Canada Bond Index Exchange-Traded Fund	0	0	11,146	354
PIMCO Germany Bond Index Exchange-Traded Fund	0	0	153	116
PIMCO Build America Bond Exchange-Traded Fund	0	0	22,126	18,685
PIMCO Enhanced Short Maturity Exchange-Traded Fund	385,514	385,270	924,602	410,805
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	38,011	15,400	122,657	48,001
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	0	0	58,727	9,374
PIMCO Short Term Municipal Bond Exchange-Traded Fund	0	0	21,297	5,939
PIMCO Total Return Exchange-Traded Fund	6,647,302	5,804,336	2,126,919	790,158

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Notes to Financial Statements (Cont.)

12. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of securities included in its Index together with a deposit of a specified cash payment. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

	Standard Creation/ Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**	Maximum Additional Variable Charge for Cash Redemptions**
All Funds (except PIMCO Australia Bond Index Exchange-Traded Fund, PIMCO Canada Bond Index Exchange-Traded Fund and PIMCO Germany Bond Index Exchange-Traded Fund)	$500	3.00%	2.00%
PIMCO Australia Bond Index Exchange-Traded Fund, PIMCO Canada Bond Index Exchange-Traded Fund and PIMCO Germany Bond Index Exchange-Traded Fund	$1,000	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the cash amount invested or received.

13. INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands):

Fund Name	Contributions	Redemptions
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$28,090	$37,370
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	2,393	2,616
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	10,675	31,577
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	63,127	117,300
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	24,993	25,226
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	112,048	130,725
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	278,646	510,275
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	28,754	4,687
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	83,272	0

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15 FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

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The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of December 31, 2012, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$776,036	$18,699	$(2,770)	$15,929
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	121,902	334	(8)	326
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	969,747	16,849	0	16,849
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	157,202	0	(1,857)	(1,857)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	101,440	446	(1,278)	(832)
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	20,890	777	(6)	771
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	16,090	9	(92)	(83)
PIMCO Australia Bond Index Exchange-Traded Fund	38,346	1,188	(9)	1,179
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	125,030	10,973	0	10,973
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	19,128	0	(213)	(213)
PIMCO Canada Bond Index Exchange-Traded Fund	39,648	726	(1)	725
PIMCO Germany Bond Index Exchange-Traded Fund	28,306	103	(19)	84
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	2,129,098	12,003	(278)	11,725
PIMCO Build America Bond Exchange-Traded Fund	2,926	2,150	(171)	1,979
PIMCO Enhanced Short Maturity Exchange-Traded Fund	127,021	11,852	(997)	10,855
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	194,921	3,035	(313)	2,722
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	205,622	7,883	(247)	7,636
PIMCO Short Term Municipal Bond Exchange-Traded Fund	57,869	240	(134)	106
PIMCO Total Return Exchange-Traded Fund	4,332,048	94,239	(7,505)	86,734

16. SUBSEQUENT EVENTS

The Manager has evaluated the possibility of subsequent events through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

SEMIANNUAL REPORT	DECEMBER 31, 2012	109

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	USD	United States Dollar
CLP	Chilean Peso	JPY	Japanese Yen	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	HUD	U.S. Department of Housing and Urban Development	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

110	PIMCO ETF TRUST

Approval of Renewal of the Investment Management Agreement

(Unaudited)

On August 13-14, 2012, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including all of the independent Trustees, approved the Trust’s Investment Management Agreement (the “Agreement”) with Pacific Investment Management Company LLC (“PIMCO”), on behalf of each of the Trust’s series (the “Funds”), for an additional one-year term through August 31, 2013. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	INFORMATION RECEIVED

(a) Materials Reviewed: During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO. At each of its quarterly meetings, the Board reviews the Funds’ investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust. In considering whether to approve the renewal of the Agreement, the Board also reviewed supplementary information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO, information about the personnel providing investment management services and supervisory and administrative services to the Funds and, if available, information about the fees charged and services provided to other clients with similar investment mandates as the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, a memorandum outlining legal duties of the Board in considering the continuation of the Agreement.

(b) Review Process: In connection with the approval of the renewal of the Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreement and met both as a full Board and as the independent Trustees, without management present, at the August 13-14, 2012 meeting. The independent Trustees also met with counsel to the Trust on August 6, 2012 to discuss the materials presented. In addition, the independent Trustees requested and received from PIMCO additional information including, but not limited to, information related to fund profitability and comparative performance information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

2.	NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources: The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders; and its attention to matters that may involve conflicts of interest.

The Trustees considered the steps that PIMCO has taken in recent years with respect to active management of counterparty risk, such as implementing procedures requiring daily collateral adjustments and frequent communication between credit analysts and the counterparty risk committee. The Trustees considered that, over the last year, PIMCO has continued to strengthen the process it uses to assess the financial stability of broker-dealers with which the Funds do business, to manage collateral and to protect portfolios from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees considered that PIMCO continued to invest in automated documentation management systems to better track trade documentation with broker-dealers.

SEMIANNUAL REPORT	DECEMBER 31, 2012	111

Approval of Renewal of the Investment Management Agreement (Cont.)

The Trustees also considered new services and service enhancements that PIMCO has implemented since the Agreement was last renewed in 2011, including, but not limited to, undertaking significant technology and outsourcing initiatives; expanding the quality management system for processes/activities; completing the implementation of a prospectus content management system; developing a “Pricing Portal” to streamline and automate certain pricing functions; continuing to implement fair valuation level assignments per FAS 157; migrating shareholder confirmation and first-dollar prospectus delivery to a new third-party service provider; streamlining processes to enable earlier daily net asset value delivery to major intermediary clients; working with another service provider to expand a unique quality assurance platform; implementing a proprietary application developed for cash flow reporting to portfolio managers; implementing new cost basis reporting; working with an accounting firm to analyze the impact of the Foreign Account Tax Compliance Act; and engaging in extensive preparation and testing to respond quickly in the event of a crisis involving the Eurozone.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreement are likely to benefit the Funds and their shareholders.

(b) Other Services: The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, and quality of supervisory and administrative services provided by PIMCO to the Funds under the Agreement. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	INVESTMENT PERFORMANCE

The Board received and examined information from PIMCO concerning the Funds’ year-to-date, one- and two-year performance, as available, for the periods ended May 31, 2012 and other performance data, as available, for the period ended June 30, 2012 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, for the periods ended May 31, 2012 (the “Lipper Report”).

The Board considered information regarding both the investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 13-14, 2012 meeting.

The Board noted that most of the Funds have two years or less of performance. The Board also noted that the Trust had recently reached $7 billion in assets under management and that the PIMCO Total Return Exchange-Traded Fund and the PIMCO Enhanced Short Maturity Exchange-Traded Fund were currently the largest actively managed Funds. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors and their benchmarks, but that certain Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the period since inception. The Board discussed with PIMCO the reasons for the underperformance of these Funds. The Board considered that because PIMCO does not expect certain Funds to outperform their benchmark indexes over long term horizons, PIMCO believes that it is more appropriate to compare the performance of such Funds to a comparative universe.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the consideration of a number of factors, including: varying maturities, prepayments, collateral management, counter-party management, pay-downs, credit events, workouts, derivatives and net new issuance in the bond market. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages. Despite these challenges, the Board noted that PIMCO has generated “alpha” (i.e., non-market correlated excess performance) for its clients, including the Trust.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreement, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreement.

4.	MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO strives to price funds at the outset with total expense ratios at or below the respective Lipper median, while providing premium or innovative investment offerings. PIMCO reported to the Board that, in proposing the management fee for any Fund, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers reductions

112	PIMCO ETF TRUST

(Unaudited)

where appropriate. Further, the Board noted that PIMCO believes that the growth in the Trust’s assets under management and longer-term net inflows provide evidence of proper and effective pricing.

The Board reviewed the management fee and total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds. The Board noted that the total expense ratio for 18 out of 19 Funds was equal to or less than the median expenses of comparable funds in the Lipper Expense Group. The Board considered that the actively-managed Funds offered by PIMCO are unique strategies with no competitors in the marketplace and that the Lipper Report compares them to a mix of active and index exchange-traded funds. The Board compared each Fund’s total expenses to other funds in the Lipper Expense Group, and found each Fund’s total expenses to be reasonable.

The Board noted that PIMCO does not currently manage any separate accounts with investment strategies similar to those of the Funds.

The Board also considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for a unified fee, and in return, PIMCO provides or procures such services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well as the costs of qualifying and listing Fund shares with any securities exchange or other trading system. The Board noted that the unified fee leads to fund fees that are fixed, rather than variable. The Board further noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services to be provided, and that the unified fee represents, in effect, a cap on fund fees that would be beneficial to the Funds and their shareholders.

The Board noted that PIMCO had contractually agreed to reduce total annual fund operating expenses for each newly organized Fund by waiving a portion of its management fee or reimbursing the Fund, to the extent that any organizational expenses and the pro rata share of the Trust’s Trustees’ fees attributable to the Fund exceeds 0.0049% during the Fund’s first fiscal year. The Board also noted that PIMCO had contractually agreed, until October 31, 2013, to reduce total fund operating expenses for the PIMCO 1-3 Year U.S. Treasury Index Fund by waiving a portion of its management fee equal to 0.06% of average daily net assets.

Based on the information presented by PIMCO and Lipper, members of the Board then determined, in the exercise of their business judgment,

that the management fee charged by PIMCO, as well as the total expenses of each Fund, are reasonable and approval of the renewal of the Agreement would likely benefit the Funds and their shareholders.

5.	ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly lower than those in the previous year, and within the ranges, but above the median of publicly held investment management companies reported by Lipper and Strategic Insight. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee. The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders in a number of ways, including through fee reductions or waivers, the pricing of funds to scale from inception and the enhancement of services provided in return for fees paid. The Trustees also considered that the unified fee has provided inherent economies of scale by maintaining fixed fees even if a particular Fund’s operating costs rise. The Board noted that, in general, fee rates for the Funds had been set competitively, had been reduced for some Funds over time, had been held steady for most Funds as assets grew and continued to be competitive compared with peers. The Trustees noted that the absence of breakpoints in the Funds’ management fees has not harmed shareholders, noting in particular that breakpoints are a proxy for charging higher fees on lower asset levels and that a decrease in assets may cause expense ratios to increase.

The Board concluded that each Fund’s cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each Fund, to the benefit of Fund shareholders.

6.	ANCILLARY BENEFITS

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by

SEMIANNUAL REPORT	DECEMBER 31, 2012	113

Approval of Renewal of the Investment Management Agreement (Cont.)

(Unaudited)

broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7.	CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO continued to be excellent and favored the renewal of the Agreement. The Board concluded that the Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreement, and that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

114	PIMCO ETF TRUST

General Information

Investment Manager

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Legal Counsel

Dechert LLP

1900 K Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

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ETF4001SAR_123112

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: March 7, 2013

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: March 6, 2013